                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2794
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                              MFS SERIES TRUST III
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                            James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: January 31
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                    Date of reporting period: July 31, 2004
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
ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

SEMIANNUAL REPORT 7/31/04

MFS(R) HIGH YIELD
OPPORTUNITIES FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

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MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
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Privacy is a concern for every investor today. At MFS Investment Management(R)
and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

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--------------------------------------------------------------------------------
NOT FDIC INSURED      MAY LOSE VALUE       NO BANK GUARANTEE      NOT A DEPOSIT
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
--------------------------------------------------------------------------------

MFS(R) HIGH YIELD OPPORTUNITIES FUND

The fund seeks high current income.

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A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT
PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
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TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PORTFOLIO COMPOSITION                              8
----------------------------------------------------
PERFORMANCE SUMMARY                                9
----------------------------------------------------
EXPENSE TABLES                                    12
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          14
----------------------------------------------------
FINANCIAL STATEMENTS                              32
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     45
----------------------------------------------------
TRUSTEES AND OFFICERS                             57
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       61
----------------------------------------------------
ASSET ALLOCATION                                  62
----------------------------------------------------
CONTACT INFORMATIONBACK COVER

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LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 20, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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MFS ORIGINAL RESEARCH(R)
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THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

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MANAGEMENT REVIEW
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MARKET ENVIRONMENT

The six-month period ended July 31, 2004, was a volatile time for fixed-income markets, marked by fairly significant movements in interest rates and divergent returns across different bond sectors. Interest rates trended generally lower early in the period and then rose dramatically in April. At that time, in our view, a series of strong jobs reports from the U.S. Department of Labor signaled the economy was in full recovery, causing investors to conclude that an interest rate hike was imminent. Indeed, the Federal Reserve Board raised short-term rates by 0.25% on June 30 and, shortly after the period ended, by another 0.25% on August 10.

The high-yield bond market began the period with strong performance as cash continued to flow rapidly into the sector. However, mixed economic data and a large new issue calendar appeared, in our view, to dampen market enthusiasm in February, while rising interest rates applied further pressure on the market during the second quarter. As interest rates rose during the period, cash flows reversed and capital flowed out of the high-yield sector. For the six- month period, however, high-yield securities, as represented by the fund's benchmark, the Lehman Brothers High Yield Index, outperformed U.S. Treasuries and investment-grade bonds, as represented by the Lehman Brothers U.S. Credit Index, as their higher coupons provided some protection against rising rates. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) Higher rates also impacted emerging market bonds, with an April selloff erasing many previous gains in that sector.

DETRACTORS FROM PERFORMANCE

The fund's underperformance versus its benchmark was attributable, in part, to our avoidance of several sectors of the high-yield market that we view as quite volatile. These included textiles and finance companies, which rallied strongly during the period.

Additionally, our exposure to emerging markets debt, specifically Latin American countries, was a source of volatility and relative underperformance during the period. Several specific holdings also detracted from relative performance, including Dobson Communications, a regional wireless services provider that was hampered by slower than expected subscriber growth. Our investment in MCI Inc., the successor to Worldcom Inc., was a source of underperformance during the period as the predecessor company's debt was converted to new securities, including equity, as part of its Chapter 11 bankruptcy restructuring.

CONTRIBUTORS TO PERFORMANCE

The portfolio's relative performance was helped by an underweighted position in utilities and airlines and by an overweighting in the securities of packaging companies. Among the holdings contributing to performance was Mission Energy Holdings, an owner and operator of electric power generation facilities whose liquidity and operating results have improved. Also adding to the portfolio's relative performance were the sovereign bonds of Turkey and specialty chemical producer Resolution Performance Products, as well as mortgage backed securities.

    Respectfully,

/s/ John F. Addeo                       /s/ Scott B. Richards

    John F. Addeo                           Scott B. Richards
    Portfolio Manager                       Portfolio Manager

Note to Shareholders: Effective May 24, 2004, Scott B. Richards became a co-manager of the fund.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

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Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

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

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PORTFOLIO COMPOSITION
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                      ---------------------------------------
                             PORTFOLIO STRUCTURE*
                      ---------------------------------------

                      Bonds                            91.66%
                      Cash                              5.79%
                      Stocks                            2.55%

                      ---------------------------------------
                             BOND MARKET SECTORS*
                      ---------------------------------------

                      High Yield Corporate              68.8%
                      ---------------------------------------
                      Emerging Markets Debt             20.1%
                      ---------------------------------------
                      Cash & Cash Equivalents            5.8%
                      ---------------------------------------
                      Domestic Equity                    1.9%
                      ---------------------------------------
                      Commercial Mortgage Backed         1.6%
                      ---------------------------------------
                      High Grade Corporates              1.1%
                      ---------------------------------------
                      Domestic Convertibles              0.6%
                      ---------------------------------------
                      International Equity               0.1%
                      ---------------------------------------
                      International Convertible         0.00%
                      ---------------------------------------

                      ---------------------------------------
                                CREDIT QUALITY*
                      ---------------------------------------

                      AAA                                0.2%
                      ---------------------------------------
                      A                                  0.1%
                      ---------------------------------------
                      BBB                                4.5%
                      ---------------------------------------
                      BB                                15.1%
                      ---------------------------------------
                      B                                 43.6%
                      ---------------------------------------
                      CCC                               24.3%
                      ---------------------------------------
                      CC                                 2.3%
                      ---------------------------------------
                      D                                  1.5%
                      ---------------------------------------
                      Not Rated                          0.0%
                      ---------------------------------------
                      Equity                             2.6%
                      ---------------------------------------
                      Other                              5.8%
                      ---------------------------------------

                      ---------------------------------------
                               PORTFOLIO FACTS
                      ---------------------------------------

                      Average Duration              4.52
                      ---------------------------------------
                      Average Life                  8.47 Yrs.
                      ---------------------------------------
                      Average Maturity              9.29 Yrs.
                      ---------------------------------------

Percentages are based on total net assets as of July 31, 2004.

Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category.

* For purposes of this graphical presentation, accrued interest is included within the bond component.

The portfolio is actively managed, and current holdings may be different.

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PERFORMANCE SUMMARY THROUGH 7/31/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                     Class
    Share          inception
    class            date         6-mo     1-yr     3-yr     5-yr     Life*
----------------------------------------------------------------------------
      A            7/01/1998       0.55%   13.67%   10.57%    7.37%    5.55%
----------------------------------------------------------------------------
      B            7/01/1998       0.23%   12.92%    9.90%    6.70%    4.90%
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      C            7/01/1998       0.35%   12.95%    9.92%    6.69%    4.86%
----------------------------------------------------------------------------
      I            7/01/1998       0.75%   14.07%   10.84%    7.67%    5.94%
----------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative benchmarks
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Average high current yield
fund+                              0.65%   11.91%    7.64%    3.46%    2.31%
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Lehman Brothers High Yield
Index#                             0.81%   13.07%    9.26%    5.26%    4.31%
----------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

----------------------
Average annual
with sales charge
----------------------

    Share
    class                         6-mo     1-yr     3-yr     5-yr     Life*
----------------------------------------------------------------------------
      A                           -4.23%    8.27%    8.79%    6.33%    4.71%
----------------------------------------------------------------------------
      B                           -3.62%    8.92%    9.06%    6.44%    4.81%
----------------------------------------------------------------------------
      C                           -0.62%   11.95%    9.92%    6.69%    4.86%
----------------------------------------------------------------------------
Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative without
sales charge
----------------------

----------------------------------------------------------------------------
      A                            0.55%   13.67%   35.18%   42.73%   38.87%
----------------------------------------------------------------------------
      B                            0.23%   12.92%   32.73%   38.31%   33.77%
----------------------------------------------------------------------------
      C                            0.35%   12.95%   32.81%   38.26%   33.46%
----------------------------------------------------------------------------
      I                            0.75%   14.07%   36.19%   44.69%   42.07%
----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

* For the period from the commencement of the fund's investment operations, July 1, 1998, through July 31, 2004. Index information is from July 1, 1998.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS HIGH YIELD INDEX - measures the performance of the high-yield bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase, reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

The fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 calendar days of acquiring (either by purchasing or exchanging) fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio invests in foreign and/or emerging markets securities which involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio invests in high yield or lower-rated securities which may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

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EXPENSE TABLES
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FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
FEBRUARY 1, 2004, THROUGH JULY 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, February 1, 2004 through July 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period
                           Expense   Account Value   Account Value    2/01/04-
                            Ratio       2/01/04         7/31/04       7/31/04
-------------------------------------------------------------------------------
  A    Actual               0.88%       $1,000         $1,006             $4.40
-------------------------------------------------------------------------------
       Hypothetical**       0.88%       $1,000         $1,021             $4.43
-------------------------------------------------------------------------------
  B    Actual               1.53%       $1,000         $1,002             $7.64
-------------------------------------------------------------------------------
       Hypothetical**       1.53%       $1,000         $1,017             $7.70
-------------------------------------------------------------------------------
  C    Actual               1.53%       $1,000         $1,004             $7.64
-------------------------------------------------------------------------------
       Hypothetical**       1.53%       $1,000         $1,017             $7.70
-------------------------------------------------------------------------------
  I    Actual               0.53%       $1,000         $1,008             $2.65
       Hypothetical**       0.53%       $1,000         $1,022             $2.67
-------------------------------------------------------------------------------

 * Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

** Assumed rate of return of 5% per year before expenses.

Effective March 1, 2004, the fund's management fee was reduced from 0.65% to 0.50% (as described in Note 3 to the Notes to the Financial Statements). The above total is restated below to take into effect this fee reduction as if the fee reduction had been in effect throughout the entire six month period.
-------------------------------------------------------------------------------

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period
                           Expense   Account Value   Account Value    2/01/04-
                            Ratio       2/01/04         7/31/04       7/31/04
-------------------------------------------------------------------------------
  A    Actual                0.86%      $1,000         $1,006             $4.30
-------------------------------------------------------------------------------
       Hypothetical          0.86%      $1,000         $1,021             $4.33
-------------------------------------------------------------------------------
  B    Actual                1.51%      $1,000         $1,003             $7.54
-------------------------------------------------------------------------------
       Hypothetical          1.51%      $1,000         $1,017             $7.60
-------------------------------------------------------------------------------
  C    Actual                1.51%      $1,000         $1,004             $7.54
-------------------------------------------------------------------------------
       Hypothetical          1.51%      $1,000         $1,017             $7.60
-------------------------------------------------------------------------------
  I    Actual                0.51%      $1,000         $1,008             $2.55
-------------------------------------------------------------------------------
       Hypothetical          0.51%      $1,000         $1,022             $2.57
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 7/31/04
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 89.9%
-----------------------------------------------------------------------------------------------
                                                               PAR AMOUNT
ISSUER                                                       (000 Omitted)              $ VALUE
-----------------------------------------------------------------------------------------------
U.S. Bonds - 62.1%
-----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.7%
-----------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                             $1,537        $1,517,788
-----------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                        150           168,000
-----------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010##                               3,775         3,454,125
-----------------------------------------------------------------------------------------------
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                       4,375         3,111,719
-----------------------------------------------------------------------------------------------
Muzak LLC, 10%, 2009                                                      925           814,000
-----------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.75%, 2008                                 310           316,200
-----------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006,
12.25% to 2009                                                          2,975         2,595,688
-----------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                         1,600         1,684,000
-----------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 0% to 2005,
14% to 2009                                                             1,097         1,043,425
-----------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                                       901         1,031,645
-----------------------------------------------------------------------------------------------
                                                                                    $15,736,590
-----------------------------------------------------------------------------------------------
Aerospace - 1.9%
-----------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011##                                           $875          $918,750
-----------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                        2,665         2,598,375
-----------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                               3,000         3,150,000
-----------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.25%, 2007                                         294           301,350
-----------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625%, 2010                                        143           156,228
-----------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                       715           754,325
-----------------------------------------------------------------------------------------------
                                                                                     $7,879,028
-----------------------------------------------------------------------------------------------
Airlines - 1.5%
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                               $2,500        $1,901,767
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                  533           411,377
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                    294           236,796
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                                1,507         1,237,102
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                2,557         2,074,956
-----------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                  301           236,598
-----------------------------------------------------------------------------------------------
                                                                                     $6,098,596
-----------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
-----------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2005 - 2008**                         $3,905           $24,407
-----------------------------------------------------------------------------------------------

Asset Backed & Securitized - 1.6%
-----------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                        $1,500        $1,173,150
-----------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                                1,073           909,811
-----------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                     850           667,434
-----------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.8486%, 2025^^                            2,350           428,557
-----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029##                                                              1,000         1,081,869
-----------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.5%, 2029                                                              1,000         1,022,344
-----------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                    750           692,800
-----------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
0.9668%, 2030^^                                                        8,220           307,770
-----------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5921%, 2039^^##                      4,927           379,314
-----------------------------------------------------------------------------------------------
                                                                                     $6,663,049
-----------------------------------------------------------------------------------------------
Automotive - 2.4%
-----------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                             $760          $761,900
-----------------------------------------------------------------------------------------------
Dana Corp., 10.125%, 2010                                                 615           701,100
-----------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                      200           236,000
-----------------------------------------------------------------------------------------------
Delco Remy International, Inc., 9.375%, 2012##                            340           329,800
-----------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.75%, 2013                                825           874,500
-----------------------------------------------------------------------------------------------
Intermet Corp., 9.75%, 2009                                               885           805,350
-----------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                              1,805         1,606,450
-----------------------------------------------------------------------------------------------
Metaldyne Corp., 10%, 2013##                                              295           295,000
-----------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 12%, 2010##                                    1,795         1,382,150
-----------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                   $925         1,054,500
-----------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                        397           452,580
-----------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                         1,076         1,291,200
-----------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11.75%, 2013                                    EUR 117           170,202
-----------------------------------------------------------------------------------------------
                                                                                     $9,960,732
-----------------------------------------------------------------------------------------------
Basic Industry - 0.5%
-----------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                                   $630          $630,000
-----------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                              1,385         1,447,325
-----------------------------------------------------------------------------------------------
                                                                                     $2,077,325
-----------------------------------------------------------------------------------------------
Broadcast & Cable TV - 4.6%
-----------------------------------------------------------------------------------------------
Adelphia Communications Corp., 9.375%, 2009**                            $350          $306,250
-----------------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.25%, 2011**                             975           867,750
-----------------------------------------------------------------------------------------------
Avalon Cable Holdings LLC, 11.875%, 2008                                   63            66,645
-----------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013##                                           505           484,800
-----------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                          680           707,200
-----------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                         715           689,975
-----------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                                   1,195         1,174,088
-----------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                              1,315           992,825
-----------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                               7,000         5,232,500
-----------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                              435           419,775
-----------------------------------------------------------------------------------------------
Frontiervision Holdings LP, 11.875%, 2007**                               550           684,750
-----------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, 11%, 2006**                         795           977,850
-----------------------------------------------------------------------------------------------
Grande Communications, 14%, 2011##                                      1,695         1,610,250
-----------------------------------------------------------------------------------------------
Insight Midwest LP, 9.75%, 2009                                           860           890,100
-----------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                       2,735         2,803,375
-----------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Co., 9.5%, 2013                              75            69,375
-----------------------------------------------------------------------------------------------
Renaissance Media LLC, 10%, 2008                                        1,055         1,084,013
-----------------------------------------------------------------------------------------------
                                                                                    $19,061,521
-----------------------------------------------------------------------------------------------
Building - 2.0%
-----------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2005                         $635          $642,938
-----------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8%, 2007                           1,000         1,010,000
-----------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                            864           969,840
-----------------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014##                                             850           854,250
-----------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                        505           545,400
-----------------------------------------------------------------------------------------------
PLY Gem Industries, Inc., 9%, 2012##                                    1,060         1,070,600
-----------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                   3,360         3,326,381
-----------------------------------------------------------------------------------------------
                                                                                     $8,419,409
-----------------------------------------------------------------------------------------------
Business Services - 0.7%
-----------------------------------------------------------------------------------------------
General Binding Corp., 9.375%, 2008                                    $1,480        $1,509,600
-----------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45%, 2029                                  1,815         1,383,938
-----------------------------------------------------------------------------------------------
                                                                                     $2,893,538
-----------------------------------------------------------------------------------------------
Chemicals - 4.8%
-----------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                   $1,405        $1,559,550
-----------------------------------------------------------------------------------------------
Huntsman International LLC, 0%, 2009                                    3,225         1,612,500
-----------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875%, 2009                                  100           106,750
-----------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                               3,420         3,479,850
-----------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                           940         1,146,800
-----------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                        1,255         1,380,500
-----------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013               2,120         1,643,000
-----------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                       1,000         1,046,250
-----------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                      545           608,356
-----------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011##                                                  355           369,200
-----------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013##                                                 665           698,250
-----------------------------------------------------------------------------------------------
Nalco Finance Holdings, Inc., 0% to 2009, 9% to 2014##                  2,110         1,434,800
-----------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                        1,740         1,679,100
-----------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                         1,500         1,612,500
-----------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875%, 2010                      1,410         1,452,300
-----------------------------------------------------------------------------------------------
                                                                                    $19,829,706
-----------------------------------------------------------------------------------------------
Conglomerates - 0.2%
-----------------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                                  $760          $839,800
-----------------------------------------------------------------------------------------------

Construction - 0.1%
-----------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011                                  $400          $372,000
-----------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.2%
-----------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014##                                                 $170          $173,188
-----------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                             679           690,883
-----------------------------------------------------------------------------------------------
Leiner Health Products, Inc., 11%, 2012##                                 620           644,800
-----------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                   2,065         2,023,700
-----------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                            3,084         2,652,240
-----------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011##                                         1,465         1,490,638
-----------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc., 10.25%, 2010                            595           670,119
-----------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                       995           875,600
-----------------------------------------------------------------------------------------------
                                                                                     $9,221,168
-----------------------------------------------------------------------------------------------
Containers - 2.2%
-----------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 8.75%, 2008                                $1,410        $1,452,300
-----------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                        685           744,938
-----------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.75%, 2012                       1,765         1,941,500
-----------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                         765           801,338
-----------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75%, 2011                                    755           812,569
-----------------------------------------------------------------------------------------------
Pliant Corp., 0% to 2006, 11.125% to 2009                               1,020           902,700
-----------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                 2,055         1,877,688
-----------------------------------------------------------------------------------------------
Portola Packaging, Inc., 8.25%, 2012##                                    870           743,850
-----------------------------------------------------------------------------------------------
                                                                                     $9,276,883
-----------------------------------------------------------------------------------------------
Electronics - 0.1%
-----------------------------------------------------------------------------------------------
ON Semiconductor Corp., 13%, 2008                                        $422          $475,805
-----------------------------------------------------------------------------------------------

Energy - Independent - 1.0%
-----------------------------------------------------------------------------------------------
Belden Blake Corp., 8.75%, 2012##                                        $605          $616,344
-----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014##                                       427           431,270
-----------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                   2,765         2,723,525
-----------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc., 9.6%, 2012                                 245           270,725
-----------------------------------------------------------------------------------------------
                                                                                     $4,041,864
-----------------------------------------------------------------------------------------------
Entertainment - 1.0%
-----------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                      $396          $403,920
-----------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., 10%, 2010##                                  675           696,938
-----------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                            590           590,000
-----------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                            2,780         2,571,500
-----------------------------------------------------------------------------------------------
                                                                                     $4,262,358
-----------------------------------------------------------------------------------------------
Financial Institutions - 0.1%
-----------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                   $565          $565,000
-----------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 0.7%
-----------------------------------------------------------------------------------------------
Merisant Co., 9.5%, 2013##                                               $905          $950,250
-----------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                             750           781,875
-----------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                             1,000         1,095,000
-----------------------------------------------------------------------------------------------
                                                                                     $2,827,125
-----------------------------------------------------------------------------------------------
Forest & Paper Products - 1.1%
-----------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                     $875          $822,500
-----------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                       1,105         1,215,500
-----------------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                                 540           588,600
-----------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014##                                       2,240         2,150,400
-----------------------------------------------------------------------------------------------
                                                                                     $4,777,000
-----------------------------------------------------------------------------------------------
Gaming & Lodging - 1.4%
-----------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2009                                    $140          $157,500
-----------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875%, 2009                                650           722,313
-----------------------------------------------------------------------------------------------
Corrections Corp. of America, 7.5%, 2011                                  330           340,313
-----------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                              395           400,925
-----------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 9.25%, 2007                                 127           130,175
-----------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012##                             1,145         1,099,200
-----------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                 300           298,500
-----------------------------------------------------------------------------------------------
Resorts International Hotel & Casino, Inc., 11.5%, 2009                 1,600         1,800,000
-----------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11%, 2010                                     840           957,600
-----------------------------------------------------------------------------------------------
                                                                                     $5,906,526
-----------------------------------------------------------------------------------------------
Industrial - 1.0%
-----------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 8%, 2012                        $280          $282,800
-----------------------------------------------------------------------------------------------
Da-Lite Screen Co., Inc., 9.5%, 2011##                                    895           936,394
-----------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011##                                    1,445         1,502,800
-----------------------------------------------------------------------------------------------
Polypore International, Inc., 8.75%, 2012##                             1,305         1,383,300
-----------------------------------------------------------------------------------------------
                                                                                     $4,105,294
-----------------------------------------------------------------------------------------------
Machinery & Tools - 2.0%
-----------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                $1,365        $1,474,200
-----------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                     550           595,375
-----------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5%, 2008                                     1,370         1,274,100
-----------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                    EUR 835         1,114,305
-----------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                         $355           405,588
-----------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                          690           665,850
-----------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                       2,155         2,084,963
-----------------------------------------------------------------------------------------------
United Rentals, Inc., 7%, 2014                                            565           515,563
-----------------------------------------------------------------------------------------------
                                                                                     $8,129,944
-----------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.0%
-----------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                  $1,430        $1,483,625
-----------------------------------------------------------------------------------------------
Healthsouth Corp., 8.5%, 2008                                             600           595,500
-----------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                               100           107,750
-----------------------------------------------------------------------------------------------
NDCHealth Corp., 10.5%, 2012                                              305           333,975
-----------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014##                                    975         1,007,906
-----------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%, 2011                          700           705,250
-----------------------------------------------------------------------------------------------
                                                                                     $4,234,006
-----------------------------------------------------------------------------------------------
Medical Equipment - 0.6%
-----------------------------------------------------------------------------------------------
Alpharma, Inc., 8.625%, 2011##                                           $760          $784,700
-----------------------------------------------------------------------------------------------
MedCath Holdings Corp., 9.875%, 2012##                                  1,740         1,770,450
-----------------------------------------------------------------------------------------------
                                                                                     $2,555,150
-----------------------------------------------------------------------------------------------
Metals & Mining - 1.5%
-----------------------------------------------------------------------------------------------
Commonwealth Aluminum Corp., 10.75%, 2006                                $505          $507,525
-----------------------------------------------------------------------------------------------
Doe Run Resources Corp., 8.5%, 2008                                        44            34,185
-----------------------------------------------------------------------------------------------
Earle M. Jorgensen Co., 9.75%, 2012                                       395           436,475
-----------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                     450           453,375
-----------------------------------------------------------------------------------------------
Ispat Inland PLC, 9.75%, 2014##                                         1,740         1,796,550
-----------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 9.875%, 2002**                        1,630         1,719,650
-----------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%, 2009                                       740           788,100
-----------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                             500           556,250
-----------------------------------------------------------------------------------------------
                                                                                     $6,292,110
-----------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.2%
-----------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                           $210          $231,525
-----------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                            545           618,575
-----------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                          4,755         4,279,500
-----------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                       1,575         1,500,188
-----------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.625%, 2010                                         930         1,043,925
-----------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                       1,600         1,664,000
-----------------------------------------------------------------------------------------------
                                                                                     $9,337,713
-----------------------------------------------------------------------------------------------
Oil Services - 0.8%
-----------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                              $900          $974,250
-----------------------------------------------------------------------------------------------
Parker Drilling Co., 9.625%, 2013                                       2,000         2,100,000
-----------------------------------------------------------------------------------------------
Sesi LLC, 8.875%, 2011                                                    220           237,600
-----------------------------------------------------------------------------------------------
                                                                                     $3,311,850
-----------------------------------------------------------------------------------------------
Oils - 0.3%
-----------------------------------------------------------------------------------------------
Citgo Petroleum Corp., 11.375%, 2011                                     $800          $928,000
-----------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75%, 2012                                 420           446,250
-----------------------------------------------------------------------------------------------
                                                                                     $1,374,250
-----------------------------------------------------------------------------------------------
Pollution Control - 0.8%
-----------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                         $1,450        $1,517,063
-----------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.125%, 2014##                        1,750         1,596,875
-----------------------------------------------------------------------------------------------
                                                                                     $3,113,938
-----------------------------------------------------------------------------------------------
Printing & Publishing - 2.7%
-----------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                            $110          $109,175
-----------------------------------------------------------------------------------------------
Cenveo Corp., 7.875%, 2013                                              1,250         1,140,625
-----------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                       1,000         1,185,000
-----------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                          625           704,688
-----------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013##                               3,835         2,665,325
-----------------------------------------------------------------------------------------------
Hollinger International, Inc., 9%, 2010                                   240           278,400
-----------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                          871         1,010,360
-----------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875%, 2013                                        870           893,925
-----------------------------------------------------------------------------------------------
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                         2,615         1,490,550
-----------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                             520           559,000
-----------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                              680           668,100
-----------------------------------------------------------------------------------------------
R.H. Donnelley Finance Corp., 10.875%, 2012                               270           315,900
-----------------------------------------------------------------------------------------------
                                                                                    $11,021,048
-----------------------------------------------------------------------------------------------
Retailers - 2.6%
-----------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.625%, 2007                                  $325          $330,281
-----------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.875%, 2012                                 1,060         1,155,400
-----------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                           1,795         1,835,388
-----------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                        510           567,375
-----------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011##                                          410           408,975
-----------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                  1,885         1,922,700
-----------------------------------------------------------------------------------------------
Levi Strauss & Co., 7%, 2006                                            1,745         1,692,650
-----------------------------------------------------------------------------------------------
PCA LLC, 11.875%, 2009                                                    940           991,700
-----------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                                480           526,800
-----------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875%, 2013                                            1,065           974,475
-----------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                               505           528,988
-----------------------------------------------------------------------------------------------
                                                                                    $10,934,732
-----------------------------------------------------------------------------------------------
Supermarkets - 0.2%
-----------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 12%, 2006**                        $45              $675
-----------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                              775           811,813
-----------------------------------------------------------------------------------------------
                                                                                       $812,488
-----------------------------------------------------------------------------------------------
Telecommunications - Wireless - 5.4%
-----------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                        $2,578        $2,519,995
-----------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                         260           285,350
-----------------------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2009                                        987         1,053,623
-----------------------------------------------------------------------------------------------
American Tower, Inc., 7.25%, 2011                                         930           936,975
-----------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                          3,445         3,548,350
-----------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                              840           837,900
-----------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                               2,385         1,800,675
-----------------------------------------------------------------------------------------------
MetroPCS, Inc., 10.75%, 2011                                            1,665         1,731,600
-----------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                               5,705         5,990,250
-----------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                       2,223         2,045,160
-----------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                        100            99,750
-----------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012##                                       285           292,125
-----------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012##                                         1,210         1,231,175
-----------------------------------------------------------------------------------------------
                                                                                    $22,372,928
-----------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.8%
-----------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                  $1,055        $1,034,534
-----------------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                               890           979,000
-----------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                       6,105         7,150,481
-----------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125%, 2011                                1,310         1,162,625
-----------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 9.25%, 2014##                                1,245         1,188,975
-----------------------------------------------------------------------------------------------
                                                                                    $11,515,615
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.2%
-----------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                 $325          $355,063
-----------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                   1,285         1,403,863
-----------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                               1,500           933,750
-----------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                            3,400         2,720,000
-----------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                     1,030           927,000
-----------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                          1,095         1,158,218
-----------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034##                                   1,185         1,262,025
-----------------------------------------------------------------------------------------------
Mirant Americas Generation, Inc., 8.3%, 2011**                          2,000         1,580,000
-----------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                 1,275         1,581,000
-----------------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                                   1,975         1,476,313
-----------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008##                                                215           228,169
-----------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                    760           824,600
-----------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                      785           836,025
-----------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                       760           817,000
-----------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014##                                1,540         1,593,900
-----------------------------------------------------------------------------------------------
                                                                                    $17,696,926
-----------------------------------------------------------------------------------------------
Utilities - Telephone - 0.2%
-----------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 7.25%, 2013                                     $1,020          $951,150
-----------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                   $258,968,572
-----------------------------------------------------------------------------------------------

Foreign Bonds - 27.8%
-----------------------------------------------------------------------------------------------
Argentina - 0.7%
-----------------------------------------------------------------------------------------------
Republic of Argentina, 1.234%, 2012 (Emerging Market
Sovereign)                                                             $4,057        $2,753,080
-----------------------------------------------------------------------------------------------

Australia - 0.6%
-----------------------------------------------------------------------------------------------
Burns, Philip & Co. Ltd., 9.75%, 2012 (Food & Non-
Alcoholic Beverages)                                                   $2,290        $2,387,325
-----------------------------------------------------------------------------------------------

Belgium - 0.7%
-----------------------------------------------------------------------------------------------
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014
(Broadcast & Cable TV)##                                               $4,220        $2,764,100
-----------------------------------------------------------------------------------------------

Brazil - 4.2%
-----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.125%, 2012 (Emerging Market
Sovereign)                                                             $5,032        $4,315,360
-----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014 (Emerging Market
Sovereign)                                                              8,987         8,492,655
-----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 2.0625%, 2024 (Emerging
Market Sovereign)                                                       1,617         1,309,770
-----------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040 (Emerging Market
Sovereign)                                                              3,294         3,228,120
-----------------------------------------------------------------------------------------------
                                                                                    $17,345,905
-----------------------------------------------------------------------------------------------
Bulgaria - 0.1%
-----------------------------------------------------------------------------------------------
Republic of Bulgaria, 8.25%, 2015 (Emerging Market
Sovereign)                                                               $196          $232,750
-----------------------------------------------------------------------------------------------

Canada - 1.2%
-----------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009 (Chemicals)                                  $770          $843,150
-----------------------------------------------------------------------------------------------
Bombardier, Inc., 8.375%, 2013 (Industrial)##                           1,075         1,091,125
-----------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014 (Forest & Paper
Products)##                                                               645           641,775
-----------------------------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2006 (Business Services)                  1,685         1,682,894
-----------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014 (Telecommunications -
Wireless)##                                                               640           596,800
-----------------------------------------------------------------------------------------------
                                                                                     $4,855,744
-----------------------------------------------------------------------------------------------
Chile - 0.6%
-----------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013
(Utilities - Electric Power)                                           $1,626        $1,773,364
-----------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014 (Utilities - Electric Power)                   782           787,177
-----------------------------------------------------------------------------------------------
                                                                                     $2,560,541
-----------------------------------------------------------------------------------------------
Colombia - 0.6%
-----------------------------------------------------------------------------------------------
Republic of Colombia, 10.75%, 2013 (Emerging Market
Sovereign)                                                             $1,208        $1,349,940
-----------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020 (Emerging Market
Sovereign)                                                              1,125         1,293,750
-----------------------------------------------------------------------------------------------
                                                                                     $2,643,690
-----------------------------------------------------------------------------------------------
El Salvador - 0.3%
-----------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032 (Emerging Market
Sovereign)                                                             $1,156        $1,092,420
-----------------------------------------------------------------------------------------------

France - 1.7%
-----------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013 (Containers)               $2,495        $2,863,013
-----------------------------------------------------------------------------------------------
Rhodia S.A., 6%, 2006 (Chemicals)                                     EUR 720           856,964
-----------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011 (Chemicals)##                                $4,175         3,590,500
-----------------------------------------------------------------------------------------------
                                                                                     $7,310,477
-----------------------------------------------------------------------------------------------
Germany - 0.4%
-----------------------------------------------------------------------------------------------
Kabel Deutschland, 10.625%, 2014 (Broadcast & Cable TV)##              $1,635        $1,675,875
-----------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009 (Chemicals)                   EUR 55            70,256
-----------------------------------------------------------------------------------------------
                                                                                     $1,746,131
-----------------------------------------------------------------------------------------------
Ireland - 0.2%
-----------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012 (Forest & Paper
Products)                                                                $755          $845,600
-----------------------------------------------------------------------------------------------

Kazakhstan - 0.9%
-----------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625%, 2010 (Oils)                            $1,160        $1,232,500
-----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007 (Banks &
Credit Companies)                                                         153           169,065
-----------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013 (Banks &
Credit Companies)                                                         750           750,995
-----------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014 (Banks & Credit
Companies)                                                              1,522         1,418,107
-----------------------------------------------------------------------------------------------
                                                                                     $3,570,667
-----------------------------------------------------------------------------------------------
Luxembourg - 1.4%
-----------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014
(Chemicals)##                                                          $1,075        $1,122,031
-----------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014 (Printing &
Publishing)                                                         EUR 1,000         1,157,165
-----------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013 (Consumer
Goods & Services)##                                                     2,645         2,989,153
-----------------------------------------------------------------------------------------------
SGL Carbon International S.A., 8.5%, 2012 (Metals &
Mining)##                                                                 400           466,473
-----------------------------------------------------------------------------------------------
                                                                                     $5,734,822
-----------------------------------------------------------------------------------------------
Malaysia - 0.3%
-----------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015 (Emerging Market
Sovereign)                                                             $1,047        $1,196,082
-----------------------------------------------------------------------------------------------

Mexico - 3.0%
-----------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013 (Telecommunications -
Wireline)                                                              $1,559        $1,520,025
-----------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., 5.875%, 2014 (Banks &
Credit Companies)                                                         800           786,000
-----------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013 (Telecommunications - Wireless)           800           844,000
-----------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022
(Emerging Market Agencies)                                              2,835         3,061,800
-----------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027 (Emerging Market Agencies)              2,123         2,452,065
-----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25%, 2007 (Transportation - Services)                292           293,460
-----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 11.75%, 2009 (Transportation - Services)                598           595,010
-----------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012 (Transportation - Services)                 650           697,125
-----------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V., 10.5%, 2007 (Broadcast & Cable TV)                150           154,500
-----------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022 (Emerging Market Sovereign)             1,915         2,049,050
-----------------------------------------------------------------------------------------------
                                                                                    $12,453,035
-----------------------------------------------------------------------------------------------
Netherlands - 0.2%
-----------------------------------------------------------------------------------------------
ASPropulsion Capital B.V., 9.625%, 2013 (Aerospace)##                 EUR 100          $125,034
-----------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625%, 2009 (Forest & Paper
Products)                                                                $765           807,075
-----------------------------------------------------------------------------------------------
                                                                                       $932,109
-----------------------------------------------------------------------------------------------
Norway - 0.7%
-----------------------------------------------------------------------------------------------
NCL Corp., 10.625%, 2014 (Gaming & Lodging)##                          $2,140        $2,174,775
-----------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008 (Oil Services)                        650           643,500
-----------------------------------------------------------------------------------------------
                                                                                     $2,818,275
-----------------------------------------------------------------------------------------------
Panama - 0.9%
-----------------------------------------------------------------------------------------------
Republic of Panama, 2%, 2016 (Emerging Market Sovereign)               $1,501        $1,305,447
-----------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029 (Emerging Market
Sovereign)                                                              2,371         2,489,630
-----------------------------------------------------------------------------------------------
                                                                                     $3,795,077
-----------------------------------------------------------------------------------------------
Peru - 0.7%
-----------------------------------------------------------------------------------------------
Republic of Peru, 8.375%, 2016 (Emerging Market
Sovereign)                                                               $565          $536,750
-----------------------------------------------------------------------------------------------
Republic of Peru, 4.5%, 2017 (Emerging Market Sovereign)                  970           797,825
-----------------------------------------------------------------------------------------------
Republic of Peru, 5%, 2017 (Emerging Market Sovereign)                  2,033         1,763,575
-----------------------------------------------------------------------------------------------
                                                                                     $3,098,150
-----------------------------------------------------------------------------------------------
Philippines - 0.6%
-----------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017 (Emerging Market
Sovereign)                                                             $1,291        $1,342,640
-----------------------------------------------------------------------------------------------
Republic of Philippines, 10.625%, 2025 (Emerging Market
Sovereign)                                                              1,203         1,308,263
-----------------------------------------------------------------------------------------------
                                                                                     $2,650,903
-----------------------------------------------------------------------------------------------
Poland - 0.4%
-----------------------------------------------------------------------------------------------
PTC International Finance II S.A., 11.25%, 2009
(Telecommunications - Wireless)                                        $1,623        $1,720,380
-----------------------------------------------------------------------------------------------

Russia - 3.8%
-----------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Oils)                                  $1,975        $1,945,375
-----------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (Oils)                                        1,080         1,129,275
-----------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008 (Telecommunications
- Wireless)                                                               333           346,320
-----------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010 (Telecommunications
- Wireless)                                                             1,144         1,086,800
-----------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008 - 2011 (Emerging Market
Sovereign)                                                              2,329         1,814,990
-----------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018 (Emerging Market Sovereign)               2,857         3,604,106
-----------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028 (Emerging
Market Sovereign)                                                       1,223         1,780,321
-----------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009 (Energy - Integrated)                      735           749,700
-----------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007 (Energy - Integrated)                           737           807,015
-----------------------------------------------------------------------------------------------
Vimpel-Communications, 10.45%, 2005 (Telecommunications - Wireless)       425           442,000
-----------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009 (Telecommunications - Wireless)        2,320         2,325,800
-----------------------------------------------------------------------------------------------
                                                                                    $16,031,702
-----------------------------------------------------------------------------------------------
South Africa - 0.3%
-----------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017 (Emerging Market
Sovereign)                                                             $1,000        $1,157,500
-----------------------------------------------------------------------------------------------

South Korea - 0.5%
-----------------------------------------------------------------------------------------------
Sun Sage B.V., 8.25%, 2009 (Machinery & Tools)                         $1,500        $1,470,000
-----------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014 (Banks & Credit Companies)                        675           672,469
-----------------------------------------------------------------------------------------------
                                                                                     $2,142,469
-----------------------------------------------------------------------------------------------
Sweden - 0.2%
-----------------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013 (Transportation - Services)                         $825          $796,125
-----------------------------------------------------------------------------------------------

Turkey - 1.1%
-----------------------------------------------------------------------------------------------
Republic of Turkey, 9%, 2011 (Emerging Market Sovereign)                 $142          $148,745
-----------------------------------------------------------------------------------------------
Republic of Turkey, 11%, 2013 (Emerging Market Sovereign)               1,180         1,359,950
-----------------------------------------------------------------------------------------------
Republic of Turkey, 11.875%, 2030 (Emerging Market
Sovereign)                                                              2,322         2,960,550
-----------------------------------------------------------------------------------------------
                                                                                     $4,469,245
-----------------------------------------------------------------------------------------------
Ukraine - 0.3%
-----------------------------------------------------------------------------------------------
Bayerische Vereinsbank, 8.625%, 2011 (Emerging Market
Agencies)                                                                $991        $1,010,820
-----------------------------------------------------------------------------------------------
Ukraine Cabinet of Ministers, 7.65%, 2013 (Emerging
Market Sovereign)                                                         357           342,720
-----------------------------------------------------------------------------------------------
                                                                                     $1,353,540
-----------------------------------------------------------------------------------------------
United Kingdom - 0.8%
-----------------------------------------------------------------------------------------------
Dunlop Standard Aerospace Holdings PLC, 11.875%, 2009
(Aerospace)##                                                            $578          $612,680
-----------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011 (Electronics)##                                880           897,600
-----------------------------------------------------------------------------------------------
NTL Cable PLC, 8.75%, 2014 (Broadcast & Cable TV)##                       140           145,250
-----------------------------------------------------------------------------------------------
Premier International Foods PLC, 12%, 2009 (Food & Non-
Alcoholic Beverages)                                                      820           873,300
-----------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011 (Food & Non-
Alcoholic Beverages)                                                  EUR 650           843,979
-----------------------------------------------------------------------------------------------
                                                                                     $3,372,809
-----------------------------------------------------------------------------------------------
Venezuela - 0.3%
-----------------------------------------------------------------------------------------------
Republic of Venezuela, 2.75%, 2007 (Emerging Market
Sovereign)                                                             $1,333        $1,286,615
-----------------------------------------------------------------------------------------------

Vietnam - 0.1%
-----------------------------------------------------------------------------------------------
Republic of Vietnam, 3.75%, 2028 (Emerging Market
Sovereign)                                                               $950          $636,500
-----------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                $115,753,768
-----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $366,833,594)                                        $374,722,340
-----------------------------------------------------------------------------------------------

Stocks - 1.6%
-----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES           $ VALUE
-----------------------------------------------------------------------------------------------
U.S. Stocks - 1.5%
-----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.2%
-----------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                    75,683          $750,019
-----------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc.                                            8,389            21,224
-----------------------------------------------------------------------------------------------
                                                                                       $771,243
-----------------------------------------------------------------------------------------------
Apparel Manufacturers - 0%
-----------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                      385           $30,030
-----------------------------------------------------------------------------------------------

Automotive - 0.2%
-----------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.*                                     52,901          $690,358
-----------------------------------------------------------------------------------------------
Oxford Automotive, Inc.*                                                   29                 0
-----------------------------------------------------------------------------------------------
                                                                                       $690,358
-----------------------------------------------------------------------------------------------
Basic Industry - 0.1%
-----------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                             22,113          $331,695
-----------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.1%
-----------------------------------------------------------------------------------------------
NTL, Inc.*                                                             12,137          $632,580
-----------------------------------------------------------------------------------------------

Food & Drug Stores - 0.1%
-----------------------------------------------------------------------------------------------
Rite Aid Corp.*                                                       131,000          $643,210
-----------------------------------------------------------------------------------------------

Specialty Chemicals - 0%
-----------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                   7              $168
-----------------------------------------------------------------------------------------------

Telephone Services - 0.3%
-----------------------------------------------------------------------------------------------
MCI, Inc.*                                                             75,503        $1,153,686
-----------------------------------------------------------------------------------------------
XO Communications, Inc.*                                                  235               919
-----------------------------------------------------------------------------------------------
                                                                                     $1,154,605
-----------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.3%
-----------------------------------------------------------------------------------------------
DPL, Inc.                                                              67,490        $1,346,426
-----------------------------------------------------------------------------------------------

Utilities - Gas - 0.2%
-----------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                40,712          $815,868
-----------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                    $6,416,183
-----------------------------------------------------------------------------------------------

Foreign Stocks - 0.1%
-----------------------------------------------------------------------------------------------
Netherlands - 0%
-----------------------------------------------------------------------------------------------
Completel Europe N.V. (Telephone Services)*                             1,841           $44,820
-----------------------------------------------------------------------------------------------
VersaTel Telecom International N.V. (Telephone Services)*               2,616             4,372
-----------------------------------------------------------------------------------------------
                                                                                        $49,192
-----------------------------------------------------------------------------------------------
Sweden - 0%
-----------------------------------------------------------------------------------------------
Song Networks Holding AB (Telephone Services)                          22,299          $124,571
-----------------------------------------------------------------------------------------------

United Kingdom - 0.1%
-----------------------------------------------------------------------------------------------
Jazztel PLC (Telephone Services)                                       70,861           $22,150
-----------------------------------------------------------------------------------------------
Telewest Global, Inc. (Broadcast & Cable TV)*                          30,109           340,232
-----------------------------------------------------------------------------------------------
                                                                                       $362,382
-----------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $536,145
-----------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $8,490,378)                                           $6,952,328
-----------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.6%
-----------------------------------------------------------------------------------------------
U.S. Stocks - 0.6%
-----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.4%
-----------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B"                                 1,778        $1,822,450
-----------------------------------------------------------------------------------------------

Automotive - 0.2%
-----------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II                                        12,105          $647,012
-----------------------------------------------------------------------------------------------
HLI Operating Co., Inc., "A"*                                              59             4,897
-----------------------------------------------------------------------------------------------
                                                                                       $651,909
-----------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                    $2,474,359
-----------------------------------------------------------------------------------------------

Foreign Stocks - 0%
-----------------------------------------------------------------------------------------------
Sweden - 0%
-----------------------------------------------------------------------------------------------
Song Networks Holding AB (Telephone Services)*                          2,412            $9,737
-----------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost,
$2,444,183)                                                                          $2,484,096
-----------------------------------------------------------------------------------------------

Preferred Stocks - 0.3%
-----------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.3%
-----------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%                                       133        $1,150,450
-----------------------------------------------------------------------------------------------

Printing & Publishing - 0%
-----------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                    650           $56,550
-----------------------------------------------------------------------------------------------

Telephone Services - 0%
-----------------------------------------------------------------------------------------------
PTV, Inc., "A"                                                             13               $64
-----------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $1,296,775)                                 $1,207,064
-----------------------------------------------------------------------------------------------

Warrants - 0%
-----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES           $ VALUE
-----------------------------------------------------------------------------------------------
Grande Communications Holdings (Broadcast & Cable TV)*                  1,695              $170
-----------------------------------------------------------------------------------------------
Pliant Corp. (Containers)*                                                815                 8
-----------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                            11                12
-----------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Basic Industry)*                               338               169
-----------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*                          300            16,500
-----------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                  352               204
-----------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                  352               264
-----------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications - Wireline)*                  470               550
-----------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $143,262)                                              $17,877
-----------------------------------------------------------------------------------------------

Short-Term Obligations - 6.4%
-----------------------------------------------------------------------------------------------
                                                               PAR AMOUNT
ISSUER                                                       (000 Omitted)              $ VALUE
-----------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, due 8/11/04                       $3,600        $3,598,680
-----------------------------------------------------------------------------------------------
General Electric Capital Corp., due 8/02/04                             9,063         9,062,665
-----------------------------------------------------------------------------------------------
General Motors Acceptance Corp., due 8/11/04                            2,000         1,999,183
-----------------------------------------------------------------------------------------------
Jupiter Securitization Corp., due 8/13/04                              12,000        11,994,760
-----------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                     $26,655,288
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $405,863,480)                                  $412,038,993
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.2%                                                 4,854,681
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $416,893,674
-----------------------------------------------------------------------------------------------
 * Non-income producing security.
** Non-income producing security - in default.
^^ Interest only security.
## SEC Rule 144A restriction.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

EUR = Euro

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS      STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 7/31/04

ASSETS

Investments, at value (identified cost, $405,863,480)           $412,038,993
--------------------------------------------------------------------------------------------------
Cash                                                                     151
--------------------------------------------------------------------------------------------------
Receivable for forward foreign currency
exchange contracts                                                    62,145
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                       89,391
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    2,590,600
--------------------------------------------------------------------------------------------------
Interest receivable                                                7,869,895
--------------------------------------------------------------------------------------------------
Total assets                                                                          $422,651,175
--------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $2,577,603
--------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                8,646
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                  2,353,935
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   790,210
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                      11,369
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                        15,738
--------------------------------------------------------------------------------------------------
Total liabilities                                                                       $5,757,501
--------------------------------------------------------------------------------------------------
Net assets                                                                            $416,893,674
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                 $409,912,038
--------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                       6,226,642
--------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain on investments
and foreign currency transactions                                  2,153,156
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (1,398,162)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $416,893,674
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               56,593,335
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $188,798,435
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              25,642,843
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $7.36
--------------------------------------------------------------------------------------------------
  Offering price per share (100 / 95.25 X $7.36)                                             $7.73
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $137,242,074
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              18,587,995
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $7.38
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $84,680,076
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              11,527,168
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $7.35
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $6,173,089
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                 835,329
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $7.39
--------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS (unaudited)      STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR THE SIX MONTHS ENDED 7/31/04

NET INVESTMENT INCOME

Income
--------------------------------------------------------------------------------------------------
  Interest                                                        $17,140,878
--------------------------------------------------------------------------------------------------
  Dividends                                                           299,788
--------------------------------------------------------------------------------------------------
Total investment income                                                                 $17,440,666
--------------------------------------------------------------------------------------------------
Expenses
--------------------------------------------------------------------------------------------------
  Management fee                                                   $1,276,111
--------------------------------------------------------------------------------------------------
  Trustees' compensation                                                7,162
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         293,373
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                              293,530
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              684,615
--------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                              425,115
--------------------------------------------------------------------------------------------------
  Administrative fee                                                   24,216
--------------------------------------------------------------------------------------------------
  Custodian fee                                                        71,827
--------------------------------------------------------------------------------------------------
  Printing                                                             34,807
--------------------------------------------------------------------------------------------------
  Postage                                                               1,289
--------------------------------------------------------------------------------------------------
  Auditing fees                                                        26,925
--------------------------------------------------------------------------------------------------
  Legal fees                                                            3,027
--------------------------------------------------------------------------------------------------
  Miscellaneous                                                        97,233
--------------------------------------------------------------------------------------------------
Total expenses                                                                           $3,239,230
--------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (8,162)
--------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                        (798,919)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             $2,432,149
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $15,008,517
--------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
--------------------------------------------------------------------------------------------------
  Investment transactions                                          $3,524,784
--------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        84,920
--------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                    $3,609,704
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------
  Investments                                                    $(16,952,504)
--------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                              8,208
--------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign
currency translation                                                                   $(16,944,296)
--------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
foreign currency                                                                       $(13,334,592)
--------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $1,673,925
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                             SIX MONTHS ENDED            YEAR ENDED
                                                                 7/31/04                  1/31/04
                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net investment income                                        $15,008,517               $23,586,816
----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                          3,609,704                13,934,431
----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                         (16,944,296)               29,433,499
------------------------------------------------------     -------------             -------------
Increase in net assets from operations                        $1,673,925               $66,954,746
------------------------------------------------------     -------------             -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income
----------------------------------------------------------------------------------------------------
  Class A                                                    $(6,770,040)             $(10,400,791)
----------------------------------------------------------------------------------------------------
  Class B                                                     (5,072,920)               (8,831,107)
----------------------------------------------------------------------------------------------------
  Class C                                                     (3,147,584)               (4,977,549)
----------------------------------------------------------------------------------------------------
  Class I                                                       (169,879)                 (318,334)
----------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions
--------------------------------------------------------------------------------------------------
  Class A                                                       (670,258)                       --
----------------------------------------------------------------------------------------------------
  Class B                                                       (512,352)                       --
----------------------------------------------------------------------------------------------------
  Class C                                                       (326,756)                       --
----------------------------------------------------------------------------------------------------
  Class I                                                        (15,541)                       --
------------------------------------------------------     -------------             -------------
Total distributions declared to shareholders                $(16,685,330)             $(24,527,781)
------------------------------------------------------     -------------             -------------
Net increase in net assets from fund
share transactions                                           $53,132,358              $152,480,828
------------------------------------------------------     -------------             -------------
Redemption fees                                                  $13,515                       $--
------------------------------------------------------     -------------             -------------
Total increase in net assets                                 $38,134,468              $194,907,793
------------------------------------------------------     -------------             -------------

NET ASSETS
At beginning of period                                      $378,759,206              $183,851,413
----------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $1,398,162 and
$1,246,256, respectively)                                   $416,893,674              $378,759,206
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                          SIX MONTHS                                  YEAR ENDED 1/31
                                             ENDED          -------------------------------------------------------------------
CLASS A                                     7/31/04                2004           2003           2002         2001         2000
                                          (UNAUDITED)
Net asset value, beginning
of period                                  $7.65              $6.61          $7.08          $7.96          $8.79          $8.53
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                 $0.29              $0.60          $0.62          $0.80          $0.92          $0.91
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 (0.25)              1.05          (0.43)         (0.85)         (0.67)          0.25
-------------------------------------     ------             ------         ------         ------         ------         ------
Total from investment operations           $0.04              $1.65          $0.19         $(0.05)         $0.25          $1.16
-------------------------------------     ------             ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income              $(0.30)            $(0.61)        $(0.66)        $(0.82)        $(0.95)        $(0.90)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                             (0.03)                --             --             --          (0.07)            --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                           --                 --             --          (0.01)         (0.02)            --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                --                 --             --             --          (0.04)            --
-------------------------------------     ------             ------         ------         ------         ------         ------
Total distributions declared
to shareholders                           $(0.33)            $(0.61)        $(0.66)        $(0.83)        $(1.08)        $(0.90)
-------------------------------------     ------             ------         ------         ------         ------         ------
Redemption fees added to
paid-in-capital#                           $0.00+++             $--            $--            $--            $--            $--
-------------------------------------     ------             ------         ------         ------         ------         ------
Net asset value, end of period             $7.36              $7.65          $6.61          $7.08          $7.96          $8.79
-------------------------------------     ------             ------         ------         ------         ------         ------
Total return (%)(+)                         0.55++            26.04           2.95          (0.30)          3.28          14.17
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                                 YEAR ENDED 1/31
                                             ENDED          ------------------------------------------------------------------
CLASS A (CONTINUED)                         7/31/04               2004          2003          2002          2001          2000
                                          (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA(S):
Expenses##                                  0.88+              1.01           1.01           1.01           1.02           1.02
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                 8.01+              8.21           9.35          11.18          11.43          10.62
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            40                 98            104            133            147            158
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                           $188,798           $150,334        $70,892        $37,187        $19,982         $8,028
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees in excess of 0.00% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. The investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver/reimbursement had not been in place, the net investment income loss per share and the ratios would have been:

Net investment income                      $0.28              $0.57          $0.60          $0.77          $0.88          $0.83
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                  1.29+              1.34           1.37           1.46           1.53           2.00
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                 7.60+              7.88           8.99          10.73          10.92           9.64
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
       31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to
       February 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                                 YEAR ENDED 1/31
                                              ENDED         -------------------------------------------------------------------
CLASS B                                      7/31/04               2004           2003           2002         2001         2000
                                           (UNAUDITED)
Net asset value, beginning
of period                                  $7.67              $6.63          $7.09          $7.98          $8.81          $8.54
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                 $0.27              $0.55          $0.58          $0.77          $0.89          $0.86
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                 (0.25)              1.06          (0.43)         (0.87)         (0.69)          0.25
-------------------------------------     ------             ------         ------         ------         ------         ------
Total from investment operations           $0.02              $1.61          $0.15         $(0.10)         $0.20          $1.11
-------------------------------------     ------             ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income              $(0.28)            $(0.57)        $(0.61)        $(0.78)        $(0.90)        $(0.84)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                             (0.03)                --             --             --          (0.07)            --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                           --                 --             --          (0.01)         (0.02)            --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                --                 --             --             --          (0.04)            --
-------------------------------------     ------             ------         ------         ------         ------         ------
Total distributions declared
to shareholders                           $(0.31)            $(0.57)        $(0.61)        $(0.79)        $(1.03)        $(0.84)
-------------------------------------     ------             ------         ------         ------         ------         ------
Redemption fees added to
paid-in-capital#                           $0.00+++             $--            $--            $--            $--            $--
-------------------------------------     ------             ------         ------         ------         ------         ------
Net asset value, end of period             $7.38              $7.67          $6.63          $7.09          $7.98          $8.81
-------------------------------------     ------             ------         ------         ------         ------         ------
Total return (%)                            0.23++            25.19           2.43          (1.07)          2.63          13.54
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                          SIX MONTHS                                 YEAR ENDED 1/31
                                             ENDED          ------------------------------------------------------------------
CLASS B (CONTINUED)                         7/31/04               2004          2003          2002          2001          2000
                                          (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                  1.53+              1.66           1.66           1.66           1.67           1.67
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                 7.36+              7.61           8.75          10.59          10.83           9.94
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                            40                 98            104            133            147            158
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                           $137,242           $140,348        $72,321        $41,481        $26,031        $12,367
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees in excess of 0.00% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. The investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver/reimbursement had not been in place, the net investment income loss per share and the ratios would have been:

Net investment income                      $0.26              $0.53          $0.56          $0.73          $0.85          $0.78
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                  1.94+              1.99           2.02           2.11           2.18           2.65
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                 6.95+              7.28           8.39          10.14          10.32           8.96
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
       31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to
       February 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                             SIX MONTHS                               YEAR ENDED 1/31
                                               ENDED         ------------------------------------------------------------------
CLASS C                                       7/31/04              2004           2003           2002         2001         2000
                                            (UNAUDITED)
Net asset value, beginning
of period                                   $7.63             $6.60          $7.07          $7.95          $8.78          $8.52
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                  $0.27             $0.54          $0.57          $0.77          $0.89          $0.85
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  (0.25)             1.06          (0.43)         (0.86)         (0.69)          0.25
-------------------------------------      ------            ------         ------         ------         ------         ------
Total from investment operations            $0.02             $1.60          $0.14         $(0.09)         $0.20          $1.10
-------------------------------------      ------            ------         ------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income               $(0.27)           $(0.57)        $(0.61)        $(0.78)        $(0.90)        $(0.84)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                              (0.03)               --             --             --          (0.07)            --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                            --                --             --          (0.01)         (0.02)            --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                 --                --             --             --          (0.04)            --
-------------------------------------      ------            ------         ------         ------         ------         ------
Total distributions declared
to shareholders                            $(0.30)           $(0.57)        $(0.61)        $(0.79)        $(1.03)        $(0.84)
-------------------------------------      ------            ------         ------         ------         ------         ------
Redemption fees added to
paid-in-capital#                            $0.00+++            $--            $--            $--            $--            $--
-------------------------------------      ------            ------         ------         ------         ------         ------
Net asset value, end of period              $7.35             $7.63          $6.60          $7.07          $7.95          $8.78
-------------------------------------      ------            ------         ------         ------         ------         ------
Total return (%)                             0.35++           25.10           2.29          (0.94)          2.64          13.45
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                            SIX MONTHS                                YEAR ENDED 1/31
                                              ENDED          -----------------------------------------------------------------
CLASS C (CONTINUED)                          7/31/04              2004          2003          2002          2001          2000
                                           (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):
Expenses##                                   1.53+             1.66           1.66           1.66           1.67           1.67
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                  7.35+             7.56           8.67          10.62          10.90           9.93
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             40                98            104            133            147            158
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                             $84,680           $84,643        $38,130        $17,518        $11,221         $3,251
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management, distribution and service fees in excess of 0.00% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. The investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver/reimbursement had not been in place, the net investment income loss per share and the ratios would have been:

Net investment income                       $0.26             $0.52          $0.55          $0.74          $0.84          $0.77
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                   1.94+             1.99           2.02           2.11           2.18           2.65
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                  6.94+             7.23           8.31          10.17          10.39           8.95
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
       31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to
       February 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                                 YEAR ENDED 1/31
                                            ENDED         ---------------------------------------------------------------------
CLASS I                                    7/31/04              2004           2003           2002         2001            2000
                                         (UNAUDITED)
Net asset value, beginning
of period                                $7.68             $6.64          $7.10          $8.04          $8.85             $8.56
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)               $0.30             $0.63          $0.64          $0.59          $1.07             $0.97
--------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                       (0.25)             1.05          (0.42)         (0.67)         (0.77)             0.25
----------------------------------      ------            ------         ------         ------         ------            ------
Total from investment operations         $0.05             $1.68          $0.22         $(0.08)         $0.30             $1.22
----------------------------------      ------            ------         ------         ------         ------            ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income            $(0.31)           $(0.64)        $(0.68)        $(0.85)        $(0.98)           $(0.93)
--------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                           (0.03)               --             --             --          (0.07)               --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                         --                --             --          (0.01)         (0.02)               --
--------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain
  on investments and foreign
  currency transactions                     --                --             --             --          (0.04)               --
----------------------------------      ------            ------         ------         ------         ------            ------
Total distributions declared
to shareholders                         $(0.34)           $(0.64)        $(0.68)        $(0.86)        $(1.11)           $(0.93)
----------------------------------      ------            ------         ------         ------         ------            ------
Redemption fees added to
paid-in-capital#                         $0.00+++            $--            $--            $--            $--               $--
----------------------------------      ------            ------         ------         ------         ------            ------
Net asset value, end of period           $7.39             $7.68          $6.64          $7.10          $8.04             $8.85
----------------------------------      ------            ------         ------         ------         ------            ------
Total return (%)                          0.75++           26.41           3.45          (0.74)          3.88             14.87
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                         SIX MONTHS                                  YEAR ENDED 1/31
                                            ENDED          -------------------------------------------------------------------
CLASS I (CONTINUED)                        7/31/04              2004          2003          2002          2001            2000
                                         (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                0.53+             0.66           0.66           0.66           0.67              0.67
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)               8.36+             8.66           9.76          10.25          11.75             10.43
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                          40                98            104            133            147               158
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                           $6,173            $3,434         $2,508           $155             $0++++           $70
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually agreed under a temporary expense agreement to pay all of the fund's operating expenses, exclusive of management fee in excess of 0.00% of average daily net assets. In addition, the investment adviser contractually waived a portion of its fee for the periods indicated. The investment adviser also has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. To the extent actual expenses were over this limitation and the waiver/reimbursement had not been in place, the net investment income loss per share and the ratios would have been:

Net investment income                    $0.28             $0.61          $0.62          $0.56          $1.02             $0.78
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                0.94+             0.99           1.02           1.11           1.18              1.65
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)               7.95+             8.33           9.40           9.80          11.24              9.45
--------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended January
       31, 2002 was to decrease net investment income per share, and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets was unaffected by this change. Per share, ratios, and supplemental data for periods prior to
       February 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
  ++++ Class I net assets were less than $500.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS High Yield Opportunities Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made on or after May 3, 2004, the fund may charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31, 2004 and January 31, 2003 was as follows:

                                               1/31/04         1/31/03
        Distributions declared from:
          Ordinary income                  $24,527,781     $12,439,954
        --------------------------------------------------------------

As of January 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                   $2,048,998
          ----------------------------------------------------------
          Undistributed long-term capital gain             1,183,148
          ----------------------------------------------------------
          Unrealized appreciation                         21,674,258
          ----------------------------------------------------------
          Other temporary differences                     (2,913,363)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the six months ended July 31, 2004 were 0.52% of average daily net assets on an annualized basis. The investment adviser has contractually agreed to pay the fund's operating expenses exclusive of management and distribution fees such that the fund's other expenses do not exceed 0.00% of its average daily net assets. This is reflected as a reduction of expenses in the Statement of Operations. As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.50% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for certain current Independent Trustees. Included in Trustees' compensation is $10 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $(1) for retired Independent Trustees for the six months ended July 31, 2004.

The MFS funds, including this fund, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                    0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                   0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                   0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                             0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                            0.00000%
          ----------------------------------------------------------

For the six months ended July 31, 2004 the fund paid MFS $24,216 equivalent to 0.01233% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $115,770 for the six months ended July 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                        CLASS A         CLASS B         CLASS C

Distribution Fee                         0.10%           0.75%           0.75%
-------------------------------------------------------------------------------
Service Fee                              0.25%           0.25%           0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                  0.35%           1.00%           1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended July 31, 2004, amounted to:

                                        CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD              $4,750             $22            $113
-------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended July 31, 2004, were as follows:

                                        CLASS A         CLASS B         CLASS C

Effective Annual Percentage Rates        0.35%           1.00%           1.00%
-------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended July 31, 2004 were as follows:

                                        CLASS A         CLASS B         CLASS C

Contingent Deferred Sales Charges
Imposed                                 $2,586        $207,148         $29,184
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee is set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund will be charged up to 0.0861% of its average daily net assets. For the six months ended July 31, 2004, the fund paid MFSC a fee of $197,350 for shareholder services which equated to 0.1005% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $23,710 for the six months ended July 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $179,847,432 and $150,543,140 respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $406,491,162
          ----------------------------------------------------------
          Gross unrealized appreciation                  $15,661,782
          ----------------------------------------------------------
          Gross unrealized depreciation                  (10,113,951)
          ----------------------------------------------------------
          Net unrealized appreciation                     $5,547,831
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                        Six months ended 7/31/04             Year ended 1/31/04
                                          SHARES           AMOUNT           SHARES            AMOUNT
CLASS A SHARES

Shares sold                             10,132,035       75,282,435       27,456,728      $195,473,132
------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              546,518        4,058,349          664,118         4,744,679
------------------------------------------------------------------------------------------------------
Shares reacquired                       (4,692,254)     (34,727,056)     (19,186,218)     (138,572,646
------------------------------------------------------------------------------------------------------
Net increase                             5,986,299       44,613,728        8,934,628       $61,645,165
------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              3,724,745      $27,779,582       10,876,216       $77,359,062
------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              414,559        3,092,252          637,819         4,573,131
------------------------------------------------------------------------------------------------------
Shares reacquired                       (3,853,164)     (28,557,587)      (4,123,693)      (29,593,159)
------------------------------------------------------------------------------------------------------
Net increase                               286,140       $2,314,247        7,390,342       $52,339,034
------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                              2,723,450      $20,238,454        8,268,232       $59,030,965
------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              229,286        1,700,638          334,711         2,387,318
------------------------------------------------------------------------------------------------------
Shares reacquired                       (2,517,373)     (18,583,094)      (3,290,683)      (23,353,436)
------------------------------------------------------------------------------------------------------
Net increase                               435,363       $3,355,998        5,312,260       $38,064,847
------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                427,546       $3,140,735          215,466        $1,485,020
------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                4,299           31,977            5,254            38,029
------------------------------------------------------------------------------------------------------
Shares reacquired                          (43,711)        (324,327)        (151,468)       (1,091,267)
------------------------------------------------------------------------------------------------------
Net increase                               388,134       $2,848,385           69,252          $431,782
------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended July 31, 2004, was $778 and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended July 31, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                        NET
                                        IN                          UNREALIZED
SETTLEMENT        CONTRACTS TO       EXCHANGE         CONTRACTS     APPRECIATION
   DATE         DELIVER/RECEIVE        FOR            AT VALUE    (DEPRECIATION)

-----------
SALES
-----------

--------------------------------------------------------------------------------

    10/06/04    EUR   8,297,533     $10,034,011    $9,971,866        $62,145
--------------------------------------------------------------------------------

-----------
PURCHASES
-----------

--------------------------------------------------------------------------------
    10/06/04    EUR   1,951,103      $2,354,168    $2,345,522        $(8,646)
--------------------------------------------------------------------------------

At July 31, 2004 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to and consolidated before the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes, In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts, Forsythe
v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (RGS) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
-------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of September 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD    TRUSTEE/OFFICER         DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)              THE PAST FIVE YEARS
-------------------             ----------------    ---------------    ----------------------------------

INTERESTED TRUSTEES
Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); The Bank of New York
                                                                       (financial services), Director;
                                                                       Bell Canada Enterprises
                                                                       (telecommunications), Director;
                                                                       Telesat (satellite
                                                                       communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                  Trustee and Chair  February 1992       Private investor; KeySpan
(born 05/01/36)                 of Trustees                            Corporation (energy related
                                                                       services), Director; Eastern
                                                                       Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director; Southwest Gas
                                                                       Corporation (natural gas
                                                                       distribution company), Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

William J. Poorvu               Trustee            August 1982         Private investor; Harvard
(born 04/10/35)                                                        University Graduate School of
                                                                       Business Administration, Class of
                                                                       1961 Adjunct Professor in
                                                                       Entrepreneurship Emeritus; CBL &
                                                                       Associates Properties, Inc. (real
                                                                       estate investment trust), Director

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Elaine R. Smith                 Trustee            February 1992       Independent health care industry
(born 04/25/46)                                                        consultant

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

James R. Bordewick, Jr.(3)      Assistant          September 1990      Massachusetts Financial Services
(born 03/06/59)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Robert R. Flaherty(3)           Assistant          August 2000         Massachusetts Financial Services
(born 09/18/63)                 Treasurer                              Company, Vice President (since
                                                                       August 2000); UAM Fund Services,
                                                                       Senior Vice President (prior to
                                                                       August 2000)

Richard M. Hisey(3)             Treasurer          August 2002         Massachusetts Financial Services
(born 08/29/58)                                                        Company, Senior Vice President
                                                                       (since July 2002); The Bank of New
                                                                       York, Senior Vice President
                                                                       (September 2000 to July 2002);
                                                                       Lexington Global Asset Managers,
                                                                       Inc., Executive Vice President and
                                                                       Chief Financial Officer (prior to
                                                                       September 2000); Lexington Funds,
                                                                       Chief Financial Officer (prior to
                                                                       September 2000)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").

(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund.
    The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of
Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA                        225 Franklin Street, Boston, MA 02110
02116-3741

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGERS
John F. Addeo
Scott B. Richards

QUARTERLY PORTFOLIO DISCLOSURE

Beginning with the fund's first and third fiscal quarters following this report, the fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission)
for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-202-942-8090. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at www.mfs.com.

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                              HYO-SEM-9/04 52M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 7/31/04

MFS(R) HIGH INCOME FUND

A path for pursuing opportunity

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED     MAY LOSE VALUE         NO BANK GUARANTEE      NOT A DEPOSIT
           NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MFS(R) HIGH INCOME FUND

The fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities, some of which may involve equity features.

--------------------------------------------------------------------------------

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

                 TABLE OF CONTENTS
                 ----------------------------------------------------
                 MFS PRIVACY POLICY
                 ----------------------------------------------------
                 LETTER FROM THE CEO                                1
                 ----------------------------------------------------
                 MFS ORIGINAL RESEARCH(R)                           5
                 ----------------------------------------------------
                 MANAGEMENT REVIEW                                  6
                 ----------------------------------------------------
                 PORTFOLIO COMPOSITION                              8
                 ----------------------------------------------------
                 PERFORMANCE SUMMARY                                9
                 ----------------------------------------------------
                 EXPENSE TABLES                                    12
                 ----------------------------------------------------
                 PORTFOLIO OF INVESTMENTS                          14
                 ----------------------------------------------------
                 FINANCIAL STATEMENTS                              31
                 ----------------------------------------------------
                 NOTES TO FINANCIAL STATEMENTS                     50
                 ----------------------------------------------------
                 TRUSTEES AND OFFICERS                             64
                 ----------------------------------------------------
                 MONEY MANAGEMENT FOR ALL TYPES
                 OF INVESTORS                                      68
                 ----------------------------------------------------
                 ASSET ALLOCATION                                  69
                 ----------------------------------------------------
                 CONTACT INFORMATION                       BACK COVER

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS" high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 20, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers" ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies" customers and competitors

o developing our own proprietary estimates of companies" earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The six-month period ended July 31, 2004 was a volatile time for fixed-income markets, marked by fairly significant movements in interest rates and divergent returns across different bond sectors. Interest rates trended generally lower early in the period, and then rose dramatically in April. At that time, in our view, a series of strong jobs reports from the U.S. Department of Labor signaled the economy was in full recovery, causing investors to conclude that an interest rate hike was imminent. Indeed, the Federal Reserve Board raised short-term rates by 0.25% on June 30 and, shortly after the period ended, by another 0.25% on August 10.

The high-yield bond market began the period with strong performance as cash continued to flow rapidly into the sector. However, mixed economic data and a large new issue calendar appeared, in our view, to dampen market enthusiasm in February, while rising interest rates applied further pressure on the market during the second quarter. As interest rates rose during the period, cash flows reversed and capital flowed out of the high-yield sector. For the six- month period, however, high-yield securities, as represented by the fund's benchmark, the Lehman Brothers High Yield Index, outperformed U.S. Treasuries and investment-grade bonds, as represented by the Lehman Brothers U.S. Credit Index, which is a broad measure of the U.S. investment-grade corporate bond market, as their higher coupons provided some protection against rising rates. (Principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) Higher rates also impacted emerging market bonds, with an April sell-off erasing many previous gains in that sector.

DETRACTORS FROM PERFORMANCE

The fund's underperformance versus its benchmark was attributable, in part, to our avoidance of several sectors of the high-yield market that we view as quite volatile. These included textiles and finance companies, which rallied strongly during the period. Specific holdings that detracted from relative performance included Pegasus Communications, a diversified media company that distributes satellite television service. We sold our Pegasus position before the end of the period.

CONTRIBUTORS TO PERFORMANCE

The portfolio's relative performance was helped by an underweighted position in utilities and airlines and by an overweighting in the securities of packaging companies. Among the holdings contributing to performance was Doe Run Resources, a producer of base and precious metals. Also contributing to the portfolio's relative performance was our exposure to commercial mortgage backed securities.

Respectfully,

/s/ John F. Addeo                       /s/ Scott B. Richards

    John F. Addeo                           Scott B. Richards
    Portfolio Manager                       Portfolio Manager

Note to Shareholders: Effective May 24, 2004, Scott B. Richards became a co-manager of the fund.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

--------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              PORTFOLIO STRUCTURE*
--------------------------------------------------------------------------------

                      Bonds                             95.2%
                      Stocks                             2.8%
                      Cash                               2.0%

                      ---------------------------------------
                              BOND MARKET SECTORS*
                      ---------------------------------------

                      High Yield Corporates             88.5%
                      ---------------------------------------
                      Commercial Mortgage Backed         2.9%
                      ---------------------------------------
                      Domestic Equity                    2.1%
                      ---------------------------------------
                      Emerging Markets Debt              2.1%
                      ---------------------------------------
                      Cash & Cash Equivalents            2.0%
                      ---------------------------------------
                      High Grade Corporate               1.8%
                      ---------------------------------------
                      Domestic Convertible               0.3%
                      ---------------------------------------
                      International Equity               0.3%
                      ---------------------------------------
                      International Convertibles         0.0%
                      ---------------------------------------
                      Asset Backed Securities            0.0%
                      ---------------------------------------

                      ---------------------------------------
                                 CREDIT QUALITY*
                      ---------------------------------------

                      AAA                                0.4%
                      ---------------------------------------
                      A                                  0.1%
                      ---------------------------------------
                      BBB                                0.4%
                      ---------------------------------------
                      BB                                20.5%
                      ---------------------------------------
                      B                                 52.0%
                      ---------------------------------------
                      CCC                               17.8%
                      ---------------------------------------
                      C                                  2.0%
                      ---------------------------------------
                      D                                  2.0%
                      ---------------------------------------
                      Equity                             2.8%
                      ---------------------------------------
                      Other                              2.0%
                      ---------------------------------------

                      ---------------------------------------
                                 PORTFOLIO FACTS
                      ---------------------------------------

                      Average Duration                    4.5
                      ---------------------------------------
                      Average Life                   7.6 Yrs.
                      ---------------------------------------
                      Average Maturity               8.3 Yrs.
                      ---------------------------------------

Percentages are based on total net assets as of 7/31/04.

Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"- rating category.

*For purposes of this graphical presentation, accrued interest is included within the bond component.

The portfolio is actively managed, and current holdings may be different.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 7/31/04
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------
                      Class
      Share         inception
      class           date          6-mo     1-yr     3-yr     5-yr     10-yr
  ----------------------------------------------------------------------------
        A           2/17/1978        0.19%   12.04%    7.89%    3.62%    6.68%
  ----------------------------------------------------------------------------
        B           9/27/1993        0.10%   11.26%    7.22%    2.95%    5.93%
  ----------------------------------------------------------------------------
        C            1/3/1994        0.11%   11.25%    7.22%    2.95%    5.94%
  ----------------------------------------------------------------------------
        I            1/2/1997        0.34%   12.09%    8.13%    3.93%    6.90%
  ----------------------------------------------------------------------------
       R1          12/31/2002        0.34%   11.83%    7.78%    3.56%    6.65%
  ----------------------------------------------------------------------------
       R2          10/31/2003        0.22%   11.47%    7.29%    2.98%    5.95%
  ----------------------------------------------------------------------------
      529A          7/31/2002        0.04%   11.42%    7.59%    3.45%    6.59%
  ----------------------------------------------------------------------------
      529B          7/31/2002       -0.29%   11.01%    6.87%    2.74%    5.83%
  ----------------------------------------------------------------------------
      529C          7/31/2002       -0.02%   10.99%    6.96%    2.79%    5.87%
  ----------------------------------------------------------------------------

--------------------
Average annual
--------------------

  Comparative benchmarks
  ----------------------------------------------------------------------------
  Average high current
  yield bond fund+                   0.65%   11.91%    7.64%    3.46%    5.46%
  ----------------------------------------------------------------------------
  Lehman Brothers High
  Yield Index#                       0.81%   13.07%    9.26%    5.26%    7.33%
  ----------------------------------------------------------------------------

  Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

      Share
      class                         6-mo     1-yr     3-yr     5-yr     10-yr
  ----------------------------------------------------------------------------
        A                           -4.57%    6.72%    6.16%    2.62%    6.17%
  ----------------------------------------------------------------------------
        B                           -3.77%    7.26%    6.38%    2.68%    5.93%
  ----------------------------------------------------------------------------
        C                           -0.86%   10.25%    7.22%    2.95%    5.94%
  ----------------------------------------------------------------------------
      529A                          -4.72%    6.13%    5.86%    2.44%    6.08%
  ----------------------------------------------------------------------------
      529B                          -4.15%    7.01%    6.02%    2.47%    5.83%
  ----------------------------------------------------------------------------
      529C                          -0.99%    9.99%    6.96%    2.79%    5.87%
  ----------------------------------------------------------------------------
  I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
Cumulative
without sales charge
--------------------

  ----------------------------------------------------------------------------
        A                            0.19%   12.04%   25.60%   19.47%   90.98%
  ----------------------------------------------------------------------------
        B                            0.10%   11.26%   23.27%   15.62%   77.96%
  ----------------------------------------------------------------------------
        C                            0.11%   11.25%   23.28%   15.63%   78.15%
  ----------------------------------------------------------------------------
        I                            0.34%   12.09%   26.42%   21.23%   94.97%
  ----------------------------------------------------------------------------
       R1                            0.34%   11.83%   25.22%   19.10%   90.40%
  ----------------------------------------------------------------------------
       R2                            0.22%   11.47%   23.50%   15.84%   78.29%
  ----------------------------------------------------------------------------
      529A                           0.04%   11.42%   24.54%   18.46%   89.37%
  ----------------------------------------------------------------------------
      529B                          -0.29%   11.01%   22.05%   14.48%   76.19%
  ----------------------------------------------------------------------------
      529C                          -0.02%   10.99%   22.36%   14.77%   76.83%
  ----------------------------------------------------------------------------
  Periods less than one year are actual, not annualized.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS HIGH YIELD INDEX - measures the performance of the high-yield bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for I, R1 and 529A shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R2 and 529B shares includes the performance of the fund's Class B shares for periods prior to their offering. Performance for 529C shares includes the performance of the fund's Class C shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

The fund will charge a 2% redemption fee on proceeds from Class A, B, C, and I shares redeemed or exchanged within 30 calendar days of acquiring (either by purchasing or exchanging) fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio invests in foreign and/or emerging markets securities which involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio invests in high yield or lower-rated securities which may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLES
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM FEBRUARY 1, 2004, THROUGH JULY 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, February 1, 2004 through July 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
Share Class
-------------------------------------------------------------------------------
                                                                      Expenses
                                                                     Paid During
                          Annualized    Beginning  Ending Account      Period*
                           Expense    Account Value    Value          2/01/04-
                            Ratio        2/01/04      7/31/04         7/31/04
-------------------------------------------------------------------------------
        Actual              1.02%        $1,000        $1,002           $5.09
-------------------------------------------------------------------------------
 A      Hypothetical**      1.02%        $1,000        $1,020           $5.14
-------------------------------------------------------------------------------
        Actual              1.72%        $1,000        $1,000           $8.58
-------------------------------------------------------------------------------
 B      Hypothetical**      1.72%        $1,000        $1,016           $8.65
-------------------------------------------------------------------------------
        Actual              1.72%        $1,000        $1,001           $8.58
-------------------------------------------------------------------------------
 C     Hypothetical**      1.72%        $1,000        $1,016           $8.65
-------------------------------------------------------------------------------
        Actual              0.72%        $1,000        $1,003           $3.60
-------------------------------------------------------------------------------
 I     Hypothetical**      0.72%        $1,000        $1,021           $3.63
-------------------------------------------------------------------------------
        Actual              1.22%        $1,000        $1,003           $6.09
-------------------------------------------------------------------------------
 R1     Hypothetical**      1.22%        $1,000        $1,019           $6.14
-------------------------------------------------------------------------------
        Actual              1.46%        $1,000        $1,002           $7.29
-------------------------------------------------------------------------------
 R2     Hypothetical**      1.46%        $1,000        $1,018           $7.34
-------------------------------------------------------------------------------
        Actual              1.32%        $1,000        $1,000           $6.58
-------------------------------------------------------------------------------
529A    Hypothetical**      1.32%        $1,000        $1,018           $6.64
-------------------------------------------------------------------------------
        Actual              1.97%        $1,000         $997            $9.81
-------------------------------------------------------------------------------
529B    Hypothetical**      1.97%        $1,000        $1,015           $9.90
-------------------------------------------------------------------------------
        Actual              1.97%        $1,000        $1,000           $9.82
-------------------------------------------------------------------------------
529C    Hypothetical**      1.97%        $1,000        $1,015           $9.90
-------------------------------------------------------------------------------

 * Expenses paid is equal to each class" annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.
** Assumed rate of return of 5% per year before expenses.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 7/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund.
 It is categorized by broad-based asset classes.

Bonds - 93.3%
-------------------------------------------------------------------------------------------------
                                                              PAR AMOUNT
ISSUER                                                      (000 Omitted)                 $ VALUE
-------------------------------------------------------------------------------------------------

U.S. Bonds - 81.1%
-------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 4.1%
-------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                             $7,940          $7,840,750
-------------------------------------------------------------------------------------------------
DIRECTV Holding LLC, 8.375%, 2013                                       2,870           3,214,400
-------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.375%, 2011                                        4,505           4,471,212
-------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875%, 2012##                                     3,475           3,396,812
-------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                 7,985           7,306,275
-------------------------------------------------------------------------------------------------
Muzak LLC, 10%, 2009                                                    5,385           4,738,800
-------------------------------------------------------------------------------------------------
Paxson Communications Corp., 10.75%, 2008                                  70              71,400
-------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006,
12.25% to 2009                                                         11,480          10,016,300
-------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                            3,255           3,198,038
-------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                         9,275           9,761,937
-------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 6.65%, 2009                                   2,360           2,389,500
-------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                                     2,698           3,089,210
-------------------------------------------------------------------------------------------------
                                                                                      $59,494,634
-------------------------------------------------------------------------------------------------
Aerospace - 1.8%
-------------------------------------------------------------------------------------------------
Argo-Tech Corp., 9.25%, 2011                                           $4,265          $4,478,250
-------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                        5,860           5,713,500
-------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                               9,560          10,038,000
-------------------------------------------------------------------------------------------------
K&F Industries, Inc., 9.625%, 2010                                      1,192           1,302,260
-------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                     4,010           4,230,550
-------------------------------------------------------------------------------------------------
                                                                                      $25,762,560
-------------------------------------------------------------------------------------------------
Airlines - 1.1%
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                               $4,000          $3,042,826
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                2,813           2,171,688
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                  1,509           1,214,532
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                9,679           7,853,479
-------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                2,043           1,607,453
-------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 7.92%, 2012                                      1,450             849,329
-------------------------------------------------------------------------------------------------
                                                                                      $16,739,307
-------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.0%
-------------------------------------------------------------------------------------------------
WestPoint Stevens, Inc., 7.875%, 2008**                               $16,805            $105,031
-------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 2.8%
-------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019**                           $5,185             $25,927
-------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                         5,148           4,026,251
-------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.0041%, 2029                               1,850           1,855,859
-------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2030##                     5,000           4,644,403
-------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                   4,500           3,533,476
-------------------------------------------------------------------------------------------------
Falcon Auto Dealership LLC, 3.8486%, 2025^^                            18,521           3,378,171
-------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Corp.,
6.75%, 2032                                                             2,000           1,783,886
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7%, 2029##                                                              4,850           5,247,064
-------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
7.5%, 2029                                                              4,000           4,089,375
-------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.,
6.02%, 2033                                                             4,000           3,694,933
-------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust,
0.9668%, 2030^^                                                        56,004           2,096,899
-------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5921%, 2014##^^                      23,489           1,808,436
-------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214%, 2007                            2,500           2,504,842
-------------------------------------------------------------------------------------------------
Nationslink Funding Corp., 5%, 2009                                     2,500           2,268,489
-------------------------------------------------------------------------------------------------
                                                                                      $40,958,011
-------------------------------------------------------------------------------------------------
Automotive - 3.6%
-------------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                           $3,215          $3,223,037
-------------------------------------------------------------------------------------------------
Dana Corp., 10.125%, 2010                                               1,870           2,131,800
-------------------------------------------------------------------------------------------------
Dana Corp., 9%, 2011                                                    3,745           4,419,100
-------------------------------------------------------------------------------------------------
Dana Corp., 7%, 2029                                                    3,790           3,752,100
-------------------------------------------------------------------------------------------------
Delco Remy International, Inc., 9.375%, 2012##                          1,700           1,649,000
-------------------------------------------------------------------------------------------------
Dura Operating Corp., 8.625%, 2012                                      2,000           1,980,000
-------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.75%, 2013                              4,330           4,589,800
-------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                              4,150           3,693,500
-------------------------------------------------------------------------------------------------
Metaldyne Corp., 10%, 2013##                                            2,375           2,375,000
-------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                7,270           7,506,275
-------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 12%, 2010##                                    2,545           1,959,650
-------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25%, 2013                                  5,385           6,138,900
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                      3,141           3,580,740
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                         3,676           4,411,200
-------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11.75%, 2013                                    EUR 895           1,301,976
-------------------------------------------------------------------------------------------------
                                                                                      $52,712,078
-------------------------------------------------------------------------------------------------
Basic Industry - 0.5%
-------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                                 $2,840          $2,840,000
-------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                              4,351           4,546,795
-------------------------------------------------------------------------------------------------
                                                                                       $7,386,795
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 5.0%
-------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 9.25%, 2002**                           $1,245          $1,058,250
-------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 8.375%, 2008**                           7,970           6,694,800
-------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 9.375%, 2009**                             525             459,375
-------------------------------------------------------------------------------------------------
Avalon Cable Holdings LLC, 11.875%, 2008                                5,042           5,331,576
-------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                           2,560           2,457,600
-------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                        8,270           8,600,800
-------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                       3,855           3,720,075
-------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                                   6,430           6,317,475
-------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                             13,435          10,143,425
-------------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                              12,050           9,007,375
-------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                            2,130           2,055,450
-------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007**                               250             311,250
-------------------------------------------------------------------------------------------------
FrontierVision Operating Partners LP, 11%, 2006**                       6,575           8,087,250
-------------------------------------------------------------------------------------------------
Insight Midwest LP, 9.75%, 2009                                         4,115           4,259,025
-------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                       4,200           4,305,000
-------------------------------------------------------------------------------------------------
                                                                                      $72,808,726
-------------------------------------------------------------------------------------------------
Building - 2.0%
-------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8.625%, 2006                      $8,720          $8,829,000
-------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8%, 2007                           2,625           2,651,250
-------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                          3,712           4,166,720
-------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625%, 2010                                      1,580           1,706,400
-------------------------------------------------------------------------------------------------
PLY Gem Industries, Inc., 9%, 2012##                                    4,670           4,716,700
-------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                   6,050           5,989,500
-------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                      1,120           1,215,200
-------------------------------------------------------------------------------------------------
                                                                                      $29,274,770
-------------------------------------------------------------------------------------------------
Business Services - 1.8%
-------------------------------------------------------------------------------------------------
General Binding Corp., 9.375%, 2008                                   $11,950         $12,189,000
-------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                         815             875,106
-------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                        5,460           5,582,850
-------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45%, 2029                                  2,135           1,627,937
-------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                               5,140           5,268,500
-------------------------------------------------------------------------------------------------
                                                                                      $25,543,393
-------------------------------------------------------------------------------------------------
Chemicals - 4.4%
-------------------------------------------------------------------------------------------------
CP Kelco, 5.16%, 2008                                                    $505            $509,280
-------------------------------------------------------------------------------------------------
CP Kelco, 5.41%, 2008                                                     192             193,662
-------------------------------------------------------------------------------------------------
CP Kelco, 5.5863%, 2008                                                    83              83,721
-------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                    8,905           9,884,550
-------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029##                                           4,740           4,645,200
-------------------------------------------------------------------------------------------------
Huntsman International LLC, 0%, 2009                                      975             487,500
-------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                               8,805           8,959,087
-------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                         5,085           6,203,700
-------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                        9,390          10,329,000
-------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007,
10.67% to 2013                                                          6,540           5,068,500
-------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                       3,590           3,756,037
-------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011##                                                1,810           1,882,400
-------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013##                                               1,555           1,632,750
-------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                         4,025           4,326,875
-------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875%, 2010                      5,840           6,015,200
-------------------------------------------------------------------------------------------------
                                                                                      $63,977,462
-------------------------------------------------------------------------------------------------
Conglomerates - 0.6%
-------------------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                                $3,960          $4,375,800
-------------------------------------------------------------------------------------------------
SPX Corp., 7.5%, 2013                                                   4,420           4,497,350
-------------------------------------------------------------------------------------------------
                                                                                       $8,873,150
-------------------------------------------------------------------------------------------------

Construction - 0.1%
-------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011                                $1,745          $1,622,850
-------------------------------------------------------------------------------------------------

Consumer Goods & Services - 1.6%
-------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014##                                                 $780            $794,625
-------------------------------------------------------------------------------------------------
KinderCare Learning Centers, Inc., 9.5%, 2009                           3,050           3,103,375
-------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                   8,065           7,903,700
-------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                            4,895           4,209,700
-------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011##                                         2,570           2,614,975
-------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc., 10.25%, 2010                          1,839           2,071,174
-------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                     2,665           2,345,200
-------------------------------------------------------------------------------------------------
                                                                                      $23,042,749
-------------------------------------------------------------------------------------------------
Containers - 2.7%
-------------------------------------------------------------------------------------------------
Chesapeake Corp., 10.375%, 2011                                     GBP 1,176          $2,299,959
-------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 8.75%, 2008                                $7,125           7,338,750
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                      7,905           8,596,687
-------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.75%, 2012                       7,185           7,903,500
-------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75%, 2011                                  5,980           6,435,975
-------------------------------------------------------------------------------------------------
Pliant Corp., 0% to 2006, 11.125% to 2009                               4,035           3,570,975
-------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                 4,295           3,928,125
-------------------------------------------------------------------------------------------------
                                                                                      $40,073,971
-------------------------------------------------------------------------------------------------
Electronics - 0.1%
-------------------------------------------------------------------------------------------------
ON Semiconductor Corp., 13%, 2008                                      $1,412          $1,592,030
-------------------------------------------------------------------------------------------------

Energy - Independent - 1.3%
-------------------------------------------------------------------------------------------------
Belden Blake Corp., 8.75%, 2012##                                      $2,905          $2,959,468
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                 2,770           3,026,225
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014##                                     1,942           1,961,420
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                   4,700           4,629,500
-------------------------------------------------------------------------------------------------
Encore Acquisition Co., 8.375%, 2012                                      725             786,625
-------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014##                                     850             818,125
-------------------------------------------------------------------------------------------------
Magnum Hunter Resources, Inc., 9.6%, 2012                               2,565           2,834,325
-------------------------------------------------------------------------------------------------
Plains E&P Co., 7.125%, 2014##                                          1,300           1,339,000
-------------------------------------------------------------------------------------------------
                                                                                      $18,354,688
-------------------------------------------------------------------------------------------------
Entertainment - 1.0%
-------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                    $2,542          $2,592,840
-------------------------------------------------------------------------------------------------
American Skiing Co., 12%, 2006+                                         5,300           4,505,000
-------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                          1,750           1,750,000
-------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                            6,000           5,550,000
-------------------------------------------------------------------------------------------------
                                                                                      $14,397,840
-------------------------------------------------------------------------------------------------
Financial Institutions - 0.2%
-------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                 $2,610          $2,610,000
-------------------------------------------------------------------------------------------------

Food & Non-Alcoholic Beverages - 0.9%
-------------------------------------------------------------------------------------------------
Merisant Co., 9.5%, 2013##                                             $3,335          $3,501,750
-------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                           3,805           3,966,712
-------------------------------------------------------------------------------------------------
Seminis Vegetable Seeds, Inc., 10.25%, 2013                             4,615           5,053,425
-------------------------------------------------------------------------------------------------
                                                                                      $12,521,887
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 2.8%
-------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 9.25%, 2008                                $1,875          $1,870,312
-------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                    1,840           1,729,600
-------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                  5,000           5,137,500
-------------------------------------------------------------------------------------------------
Georgia Pacific Corp., 9.375%, 2013                                     7,650           8,874,000
-------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                       6,505           7,155,500
-------------------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                               5,560           6,060,400
-------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                    4,110           4,387,425
-------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014##                                       6,050           5,808,000
-------------------------------------------------------------------------------------------------
                                                                                      $41,022,737
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 5.4%
-------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.75%, 2009                                  $3,460          $3,892,500
-------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014##                                             2,560           2,588,800
-------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014##                                        7,430           7,142,087
-------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.875%, 2008                               1,550           1,724,375
-------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                               7,715           8,515,431
-------------------------------------------------------------------------------------------------
Corrections Corp. of America, 9.875%, 2009                              1,720           1,911,350
-------------------------------------------------------------------------------------------------
Corrections Corp. of America, 7.5%, 2011                                1,850           1,907,812
-------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                            2,095           2,126,425
-------------------------------------------------------------------------------------------------
Isle Capri Casinos, Inc., 7%, 2014                                      4,770           4,537,462
-------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                            3,075           3,397,875
-------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                          8,115           8,683,050
-------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 10.5%, 2009                                 1,080           1,166,400
-------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 9.25%, 2007                                 342             350,550
-------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                               4,855           4,660,800
-------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                               5,380           5,353,100
-------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 6.875%, 2013                              4,415           4,453,631
-------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
7.875%, 2012                                                            6,790           7,316,225
-------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                       4,710           4,568,700
-------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC, 11%, 2010                                   3,340           3,807,600
-------------------------------------------------------------------------------------------------
                                                                                      $78,104,173
-------------------------------------------------------------------------------------------------
Industrial - 0.7%
-------------------------------------------------------------------------------------------------
Da-Lite Screen Co., Inc., 9.5%, 2011##                                 $4,285          $4,483,181
-------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011##                                    1,035           1,076,400
-------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014##                                4,285           4,242,150
-------------------------------------------------------------------------------------------------
                                                                                       $9,801,731
-------------------------------------------------------------------------------------------------
Machinery & Tools - 3.4%
-------------------------------------------------------------------------------------------------
AGCO Corp., 9.5%, 2008                                                 $2,775          $3,010,875
-------------------------------------------------------------------------------------------------
AGCO Corp., 6.875%, 2014                                            EUR 2,835           3,289,085
-------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                $6,520           7,041,600
-------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                   2,640           2,857,800
-------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.25%, 2008                                       4,745           4,934,800
-------------------------------------------------------------------------------------------------
Joy Global, Inc., 8.75%, 2012                                           4,078           4,587,750
-------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                  EUR 4,650           6,205,411
-------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.5%, 2012                                         $945           1,079,662
-------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                              6,405           7,157,587
-------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                        3,175           3,063,875
-------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                       3,480           3,366,900
-------------------------------------------------------------------------------------------------
United Rentals, Inc., 7%, 2014                                          2,555           2,331,437
-------------------------------------------------------------------------------------------------
                                                                                      $48,926,782
-------------------------------------------------------------------------------------------------

Medical & Health Technology & Services - 3.2%
-------------------------------------------------------------------------------------------------
Alliance Imaging, Inc., 10.375%, 2011                                  $4,690          $4,865,875
-------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875%, 2014##                               3,030           3,045,150
-------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 6.875%, 2014##                       2,590           2,473,450
-------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 8.125%, 2012                     1,138           1,244,687
-------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                 9,860          10,919,121
-------------------------------------------------------------------------------------------------
Healthsouth Corp., 8.5%, 2008                                           5,640           5,597,700
-------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                             4,905           5,285,138
-------------------------------------------------------------------------------------------------
Mariner Health Care, Inc., 8.25%, 2013##                                4,730           5,013,800
-------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.5%, 2012                                            2,115           2,315,925
-------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014##                                  4,200           4,341,750
-------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%, 2011                        1,160           1,168,700
-------------------------------------------------------------------------------------------------
                                                                                      $46,271,296
-------------------------------------------------------------------------------------------------
Medical Equipment - 0.3%
-------------------------------------------------------------------------------------------------
Alpharma, Inc., 8.625%, 2011##                                         $4,865          $5,023,113
-------------------------------------------------------------------------------------------------

Metals & Mining - 2.2%
-------------------------------------------------------------------------------------------------
Commonwealth Aluminum Corp., 10.75%, 2006                              $2,920          $2,934,600
-------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 8.5%, 2008#                                    3,244           2,498,118
-------------------------------------------------------------------------------------------------
Earle M. Jorgensen Co., 9.75%, 2012                                     3,575           3,950,375
-------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                   2,135           2,151,013
-------------------------------------------------------------------------------------------------
Ispat Inland PLC, 9.75%, 2014##                                         2,775           2,865,188
-------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 9.875%, 2002**                        4,075           4,299,125
-------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%, 2009                                     3,495           3,722,175
-------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                      7,810           7,204,725
-------------------------------------------------------------------------------------------------
U.S. Steel Corp., 9.75%, 2010                                           2,677           2,978,163
-------------------------------------------------------------------------------------------------
                                                                                      $32,603,482
-------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
-------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                     $5,030          $5,470,125
-------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 2.9%
-------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                         $5,420          $6,151,700
-------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                      4,255           4,425,200
-------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                         10,805           9,724,500
-------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                       7,740           7,372,350
-------------------------------------------------------------------------------------------------
GulfTerra Energy Partners LP, 8.5%, 2010                                3,757           4,113,915
-------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                       9,710          10,098,400
-------------------------------------------------------------------------------------------------
                                                                                      $41,886,065
-------------------------------------------------------------------------------------------------
Oil Services - 1.7%
-------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375%, 2011                                            $3,705          $4,010,663
-------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                                  3,440           3,336,800
-------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                        2,935           3,089,088
-------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.75%, 2011                                    2,940           3,167,850
-------------------------------------------------------------------------------------------------
Parker Drilling Co., 9.625%, 2013                                       4,565           4,793,250
-------------------------------------------------------------------------------------------------
Pride International, Inc., 7.375%, 2014##                               2,375           2,449,219
-------------------------------------------------------------------------------------------------
Sesi LLC, 8.875%, 2011                                                  4,320           4,665,600
-------------------------------------------------------------------------------------------------
                                                                                      $25,512,470
-------------------------------------------------------------------------------------------------
Oils - 0.7%
-------------------------------------------------------------------------------------------------
Citgo Petroleum Corp., 11.375%, 2011                                   $3,935          $4,564,600
-------------------------------------------------------------------------------------------------
Giant Industries, Inc., 8%, 2014                                        1,750           1,798,125
-------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75%, 2012                               3,585           3,809,063
-------------------------------------------------------------------------------------------------
                                                                                      $10,171,788
-------------------------------------------------------------------------------------------------
Pollution Control - 1.2%
-------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875%, 2008                         $3,875          $4,223,750
-------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                          6,200           6,486,750
-------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.125%, 2014                          8,250           7,528,125
-------------------------------------------------------------------------------------------------
                                                                                      $18,238,625
-------------------------------------------------------------------------------------------------
Printing & Publishing - 2.4%
-------------------------------------------------------------------------------------------------
American Media Operations, Inc., 8.875%, 2011                            $720            $714,600
-------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875%, 2013                                              3,630           3,312,375
-------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                       3,725           4,414,125
-------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                        3,170           3,574,175
-------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013##                              14,385           9,997,575
-------------------------------------------------------------------------------------------------
Hollinger International, Inc., 9%, 2010                                 2,935           3,404,600
-------------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                        1,596           1,851,360
-------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 9.875%, 2013                                      2,795           2,871,863
-------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                           1,650           1,773,750
-------------------------------------------------------------------------------------------------
R.H. Donnelley Finance Corp., 10.875%, 2012                             2,250           2,632,500
-------------------------------------------------------------------------------------------------
                                                                                      $34,546,923
-------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.1%
-------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                           $2,000          $2,012,500
-------------------------------------------------------------------------------------------------

Retailers - 3.9%
-------------------------------------------------------------------------------------------------
Cole National Group, Inc., 8.875%, 2012                                $8,075          $8,801,750
-------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                           9,060           9,263,850
-------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                      4,560           5,073,000
-------------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011##                                        1,950           1,945,125
-------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012##                               3,705           3,890,250
-------------------------------------------------------------------------------------------------
J. Crew Operating Corp., 10.375%, 2007                                  7,665           7,818,300
-------------------------------------------------------------------------------------------------
Levi Strauss & Co., 7%, 2006                                            4,720           4,578,400
-------------------------------------------------------------------------------------------------
PCA LLC, 11.875%, 2009                                                  5,490           5,791,950
-------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.5%, 2011                                              1,315           1,443,213
-------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                             8,240           8,631,400
-------------------------------------------------------------------------------------------------
                                                                                      $57,237,238
-------------------------------------------------------------------------------------------------
Supermarkets - 0.5%
-------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 12%, 2006**                     $5,275             $79,125
-------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                            6,350           6,651,625
-------------------------------------------------------------------------------------------------
                                                                                       $6,730,750
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 4.3%
-------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                        $5,970          $5,835,675
-------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 11%, 2010                                       1,365           1,498,088
-------------------------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2009                                      1,013           1,081,378
-------------------------------------------------------------------------------------------------
American Tower, Inc., 7.25%, 2011                                       1,905           1,919,288
-------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                          8,320           8,569,600
-------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                            3,975           3,965,063
-------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                               5,440           4,107,200
-------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                              22,560          23,688,000
-------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                       2,951           2,714,920
-------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                      4,095           4,084,763
-------------------------------------------------------------------------------------------------
Rural Cellular Corp., 8.25%, 2012##                                     1,225           1,255,625
-------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012##                                         4,330           4,405,775
-------------------------------------------------------------------------------------------------
                                                                                      $63,125,375
-------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 3.1%
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                               $1,411          $1,508,005
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                   2,911           2,854,530
-------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25%, 2011##                 4,905           4,733,325
-------------------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                             7,050           7,755,000
-------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                      17,245          20,198,206
-------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125%, 2011                                3,590           3,186,125
-------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 9.25%, 2014##                                4,520           4,316,600
-------------------------------------------------------------------------------------------------
                                                                                      $44,551,791
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.3%
-------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                               $2,115          $2,310,638
-------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                  11,235          12,274,238
-------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                          5,480           5,507,400
-------------------------------------------------------------------------------------------------
Aquila, Inc., 8%, 2006+                                                 1,365           1,402,620
-------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                            4,900           5,145,000
-------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                               4,500           2,801,250
-------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                           14,495          11,596,000
-------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                     3,675           3,307,500
-------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.73%, 2009                                      3,500           3,613,750
-------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                          4,706           4,977,691
-------------------------------------------------------------------------------------------------
Illinois Power Co., 11.5%, 2010                                         1,340           1,594,600
-------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034##                                   5,920           6,304,800
-------------------------------------------------------------------------------------------------
Mirant Americas Generation, Inc., 8.3%, 2011**                          6,300           4,977,000
-------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                 1,975           2,449,000
-------------------------------------------------------------------------------------------------
Nevada Power Co., 6.5%, 2012##                                            935             925,650
-------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                            3,415           3,491,838
-------------------------------------------------------------------------------------------------
PG&E Corp., 6.875%, 2008##                                              1,220           1,294,725
-------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                  6,240           6,770,400
-------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                    3,710           3,951,150
-------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                     1,555           1,671,625
-------------------------------------------------------------------------------------------------
Sierra Pacific Power Co., 6.25%, 2012##                                 1,650           1,617,000
-------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014##                                3,275           3,389,625
-------------------------------------------------------------------------------------------------
                                                                                      $91,373,500
-------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                   $1,180,462,396
-------------------------------------------------------------------------------------------------

Foreign Bonds - 12.2%
-------------------------------------------------------------------------------------------------
Australia - 0.7%
-------------------------------------------------------------------------------------------------
Burns, Philip & Co. Ltd., 9.75%, 2012 (Food & Non-
Alcoholic Beverages)                                                  $10,125         $10,555,313
-------------------------------------------------------------------------------------------------

Brazil - 0.4%
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014 (Emerging Market
Sovereign)                                                             $1,641          $1,550,466
-------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 11%, 2040 (Emerging Market
Sovereign)                                                              3,728           3,653,440
-------------------------------------------------------------------------------------------------
                                                                                       $5,203,906
-------------------------------------------------------------------------------------------------
Canada - 3.0%
-------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010 (Forest & Paper
Products)                                                              $4,000          $4,239,944
-------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 7.75%, 2011 (Forest & Paper
Products)##                                                             4,970           5,019,700
-------------------------------------------------------------------------------------------------
Acetex Corp., 10.875%, 2009 (Chemicals)                                 3,800           4,161,000
-------------------------------------------------------------------------------------------------
Bombardier, Inc., 8.375%, 2013 (Industrial)##                           4,835           4,907,525
-------------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014 (Transportation -
Services)##                                                             2,830           2,822,925
-------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 8.625%, 2011 (Forest & Paper
Products)                                                               1,500           1,612,500
-------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014 (Forest & Paper
Products)                                                               2,815           2,800,925
-------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 6.125%, 2006 (Business Services)                  7,850           7,840,188
-------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012 (Chemicals)                            2,990           2,975,050
-------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014 (Telecommunications
- Wireless)                                                             2,900           2,704,250
-------------------------------------------------------------------------------------------------
Russel Metals, Inc., 6.375%, 2014 (Metals & Mining)                     4,045           3,802,300
-------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014 (Containers)##                      1,075           1,083,063
-------------------------------------------------------------------------------------------------
                                                                                      $43,969,370
-------------------------------------------------------------------------------------------------
Chile - 0.2%
-------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013
(Utilities - Electric Power)                                           $2,851          $3,109,386
-------------------------------------------------------------------------------------------------

France - 1.8%
-------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013
(Containers)                                                          $13,445         $15,428,138
-------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011 (Chemicals)##                                11,800          10,148,000
-------------------------------------------------------------------------------------------------
                                                                                      $25,576,138
-------------------------------------------------------------------------------------------------
Germany - 0%
-------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009 (Chemicals)                  EUR 300            $383,217
-------------------------------------------------------------------------------------------------

Ireland - 1.0%
-------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013 (Telecommunications -
Wireline)                                                           EUR 2,100          $2,688,831
-------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013 (Telecommunications -
Wireline)                                                              $5,070           5,323,500
-------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012 (Forest & Paper
Products)                                                               5,315           5,952,800
-------------------------------------------------------------------------------------------------
                                                                                      $13,965,131
-------------------------------------------------------------------------------------------------
Luxembourg - 1.3%
-------------------------------------------------------------------------------------------------
BCP Caylux Holdings Luxembourg S.A., 9.625%, 2014
(Chemicals)##                                                          $4,905          $5,119,594
-------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014 (Printing &
Publishing)##                                                       EUR 5,450           6,306,551
-------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013
(Consumer Goods & Services)##                                           5,440           6,147,824
-------------------------------------------------------------------------------------------------
SGL Carbon International S.A., 8.5%, 2012 (Metals &
Mining)##                                                               1,800           2,099,128
-------------------------------------------------------------------------------------------------
                                                                                      $19,673,097
-------------------------------------------------------------------------------------------------
Mexico - 0.6%
-------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V., 13.75%, 2009 (Forest
& Paper Products)##**                                                  $5,729          $3,050,693
-------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013 (Telecommunications -
Wireless)                                                               3,750           3,956,250
-------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012 (Transportation -
Services)                                                               2,050           2,198,625
-------------------------------------------------------------------------------------------------
                                                                                       $9,205,568
-------------------------------------------------------------------------------------------------
Netherlands - 0.3%
-------------------------------------------------------------------------------------------------
ASPropulsion Capital B.V., 9.625%, 2013 (Aerospace)##                 EUR 400            $500,136
-------------------------------------------------------------------------------------------------
Kappa Beheer B.V., 10.625%, 2009 (Forest & Paper
Products)                                                              $4,410           4,652,550
-------------------------------------------------------------------------------------------------
                                                                                       $5,152,686
-------------------------------------------------------------------------------------------------

Norway - 0.7%
-------------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008 (Oil Services)                     $4,605          $4,558,950
-------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 8%, 2006 (Oil Services)                  5,000           5,112,500
-------------------------------------------------------------------------------------------------
                                                                                       $9,671,450
-------------------------------------------------------------------------------------------------
Panama - 0.2%
-------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 (Emerging Market
Sovereign)                                                             $2,935          $3,052,400
-------------------------------------------------------------------------------------------------

Russia - 0.6%
-------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034 (Oils)##                                $3,897          $3,838,545
-------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (Oils)##                                      2,140           2,237,638
-------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028 (Emerging
Market Sovereign)                                                       1,759           2,560,576
-------------------------------------------------------------------------------------------------
                                                                                       $8,636,759
-------------------------------------------------------------------------------------------------
Singapore - 0.3%
-------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013
(Electronics)                                                          $4,720          $4,637,400
-------------------------------------------------------------------------------------------------

Sweden - 0.3%
-------------------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013 (Transportation - Services)                       $4,075          $3,932,375
-------------------------------------------------------------------------------------------------

United Kingdom - 0.8%
-------------------------------------------------------------------------------------------------
Dunlop Standard Aerospace Holdings PLC, 11.875%, 2009
(Aerospace)                                                              $396            $419,760
-------------------------------------------------------------------------------------------------
Dunlop Standard Aerospace Holdings PLC, 11.875%, 2009
(Aerospace)##                                                           2,720           2,883,200
-------------------------------------------------------------------------------------------------
NTL Cable PLC, 8.75%, 2014 (Broadcast & Cable TV)##                       415             430,563
-------------------------------------------------------------------------------------------------
Premier International Foods PLC, 12%, 2009 (Food & Non-
Alcoholic Beverages)                                                    2,530           2,694,450
-------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011 (Food & Non-
Alcoholic Beverages)                                                EUR 1,000           1,298,430
-------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.75%, 2011 (Food & Non-
Alcoholic Beverages)                                                GBP 2,000           3,784,144
-------------------------------------------------------------------------------------------------
                                                                                      $11,510,547
-------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                  $178,234,743
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,349,494,203)                                      $1,358,697,139
-------------------------------------------------------------------------------------------------

Stocks - 2.0%
-------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES             $ VALUE
-------------------------------------------------------------------------------------------------
U.S. Stocks - 1.4%
-------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
-------------------------------------------------------------------------------------------------
Sind Holdings, Inc.*                                                   13,126          $1,023,809
-------------------------------------------------------------------------------------------------

Automotive - 0.3%
-------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc.*                                    306,692          $4,002,331
-------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.*                                                1,087                  11
-------------------------------------------------------------------------------------------------
                                                                                       $4,002,342
-------------------------------------------------------------------------------------------------
Basic Industry - 0.0%
-------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp.*                                             42,893            $643,395
-------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.6%
-------------------------------------------------------------------------------------------------
NTL, Inc.*                                                             92,270          $4,809,112
-------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                   393,554           3,900,120
-------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc.*                                         254,763             644,550
-------------------------------------------------------------------------------------------------
                                                                                       $9,353,782
-------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.0%
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                 539             $12,936
-------------------------------------------------------------------------------------------------

Telephone Services - 0.1%
-------------------------------------------------------------------------------------------------
MCI, Inc.*                                                            110,653          $1,690,778
-------------------------------------------------------------------------------------------------
XO Communications, Inc.*                                                1,320               5,161
-------------------------------------------------------------------------------------------------
                                                                                       $1,695,939
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.3%
-------------------------------------------------------------------------------------------------
DPL, Inc.                                                             185,247          $3,695,678
-------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                     $20,427,881
-------------------------------------------------------------------------------------------------

Foreign Stocks - 0.6%
-------------------------------------------------------------------------------------------------
Canada - 0.0%
-------------------------------------------------------------------------------------------------
Manitoba Telecom Services, Inc. (Telephone Services)*                   6,371            $215,294
-------------------------------------------------------------------------------------------------

Netherlands - 0.1%
-------------------------------------------------------------------------------------------------
Completel Europe N.V. (Telephone Services)*                            76,474          $1,861,802
-------------------------------------------------------------------------------------------------
VersaTel Telecom International N.V. (Telephone
Services)*                                                             19,740              32,988
-------------------------------------------------------------------------------------------------
                                                                                       $1,894,790
-------------------------------------------------------------------------------------------------
Sweden - 0.2%
-------------------------------------------------------------------------------------------------
Song Networks Holding AB (Telephone Services)                         373,880          $2,088,633
-------------------------------------------------------------------------------------------------

United Kingdom - 0.3%
-------------------------------------------------------------------------------------------------
Jazztel PLC (Telephone Services)*                                   1,919,995            $600,161
-------------------------------------------------------------------------------------------------
Telewest Global, Inc. (Broadcast & Cable TV)*                         331,455           3,745,442
-------------------------------------------------------------------------------------------------
                                                                                       $4,345,603
-------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $8,544,320
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $56,928,793)                                           $28,972,201
-------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 0.4%
-------------------------------------------------------------------------------------------------
U.S. Stocks - 0.4%
-------------------------------------------------------------------------------------------------
Automotive - 0.2%
-------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II                                        58,040          $3,102,238
-------------------------------------------------------------------------------------------------
HLI Operating Co., Inc., "A"*                                             522              43,326
-------------------------------------------------------------------------------------------------
                                                                                       $3,145,564
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.2%
-------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B"*                                1,831          $1,876,775
-------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $5,022,339
-------------------------------------------------------------------------------------------------

Foreign Stocks - 0.0%
-------------------------------------------------------------------------------------------------
Sweden - 0.0%
-------------------------------------------------------------------------------------------------
Song Networks Holding AB (Telephone Services)*                         40,357            $162,912
-------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost,
$5,146,445)                                                                            $5,185,251
-------------------------------------------------------------------------------------------------

Preferred Stocks - 0.4%
-------------------------------------------------------------------------------------------------
Printing & Publishing - 0.4%
-------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                 74,390          $6,471,930
-------------------------------------------------------------------------------------------------

Telephone Services - 0.0%
-------------------------------------------------------------------------------------------------
PTV, Inc., "A", 0.0%                                                      101                $495
-------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $7,358,291)                                   $6,472,425
-------------------------------------------------------------------------------------------------

Warrants - 0.0%
-------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*                  5,000                  $0
-------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*                 11,775                   0
-------------------------------------------------------------------------------------------------
Metronet Communications Corp. (Broadcast &
Cable TV)##*                                                            3,250                  33
-------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                                            6,795                  68
-------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                           876                 920
-------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Basic Industry)*                            21,743              10,872
-------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*                        4,020             221,100
-------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications -
Wireline)*                                                              2,640               3,089
-------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications -
Wireline)*                                                              1,980               1,485
-------------------------------------------------------------------------------------------------
XO Communications, Inc. (Telecommunications -
Wireline)*                                                              1,980               1,148
-------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $1,743,629)                                             $238,715
-------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.9%
-------------------------------------------------------------------------------------------------
                                                              PAR AMOUNT
ISSUER                                                      (000 Omitted)                 $ VALUE
-------------------------------------------------------------------------------------------------
Citicorp, Inc., due 8/02/04                                           $30,245         $30,243,883
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., due 8/02/04                            12,243          12,242,548
-------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                       $42,486,431
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,463,157,792) (+)                            $1,442,052,162
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.0%                                                  14,463,816
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $1,456,515,978
-------------------------------------------------------------------------------------------------
  * Non-income producing security. **Non-income producing security - in default.
 ^^ Interest only security.
  # Payment-in-kind security.
 ## SEC Rule 144A restriction.
(+) As of July 31, 2004, two securities representing $1,023,820 and 0.07% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
  + Restricted security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

    EUR = Euro        GBP = British Pound

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 7/31/04

ASSETS

Investments, at value (identified cost, $1,463,157,792)       $1,442,052,162
-----------------------------------------------------------------------------------------------------
Cash                                                                   1,013
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts                                                            212,690
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    3,919,209
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    1,494,459
-----------------------------------------------------------------------------------------------------
Interest receivable                                               29,362,917
-----------------------------------------------------------------------------------------------------
Other assets                                                           7,569
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,477,050,019
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                             $8,741,553
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts               48,846
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                  7,450,026
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 3,499,197
-----------------------------------------------------------------------------------------------------
Payable to affiliates

------------------------------------------------------------------------------
  Management fee                                                      31,264
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         30,938
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        42,693
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     463
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                     12
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                               1
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               689,048
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $20,534,041
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,456,515,978
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $1,885,502,849
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on investments and translation
of assets and liabilities in foreign currencies                  (20,951,672)
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                           (403,370,923)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (4,664,276)
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,456,515,978
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 377,878,763
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $794,242,663
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             206,187,414
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $3.85
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$3.85)                                                    $4.04
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $392,058,360
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             101,617,830
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $3.86
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $146,675,482
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              37,939,666
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $3.87
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                    $119,990,906
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              31,212,449
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $3.84
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                      $2,637,020
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 684,598
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $3.85
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                         $41,999
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  10,908
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $3.85
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class 529A shares

  Net assets                                                        $453,475
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 117,940
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $3.84
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$3.84)                                                    $4.03
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $117,064
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  30,447
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $3.84
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                        $299,009
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  77,511
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $3.86
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A and 529A shares arereduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class 529B, Class C and
529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR THE SIX MONTHS ENDED 7/31/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Interest                                                        $67,571,762
-----------------------------------------------------------------------------------------------------
  Dividends                                                           996,358
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $68,568,120
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                   $3,525,565
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                               22,615
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       1,089,542
-----------------------------------------------------------------------------------------------------
  Distribution and service fee Class A                              1,254,680
-----------------------------------------------------------------------------------------------------
  Distribution and service fee Class B                              2,127,796
-----------------------------------------------------------------------------------------------------
  Distribution and service fee Class C                                822,557
-----------------------------------------------------------------------------------------------------
  Distribution and service fee Class R1                                 5,210
-----------------------------------------------------------------------------------------------------
  Distribution and service fee Class R2                                   104
-----------------------------------------------------------------------------------------------------
  Distribution and service fee Class 529A                                 794
-----------------------------------------------------------------------------------------------------
  Distribution and service fee Class 529B                                 603
-----------------------------------------------------------------------------------------------------
  Distribution and service fee Class 529C                               1,290
-----------------------------------------------------------------------------------------------------
  Program manager fee Class 529A                                          567
-----------------------------------------------------------------------------------------------------
  Program manager fee Class 529B                                          151
-----------------------------------------------------------------------------------------------------
  Program manager fee Class 529C                                          322
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    52
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   96,520
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                       150,940
-----------------------------------------------------------------------------------------------------
  Printing                                                             76,100
-----------------------------------------------------------------------------------------------------
  Postage                                                              14,397
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                        26,975
-----------------------------------------------------------------------------------------------------
  Legal fees                                                            2,484
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                       524,934
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $9,744,198
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (15,004)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (26,363)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $9,702,831
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $58,865,289
-----------------------------------------------------------------------------------------------------

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                          $2,359,017
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                       646,310
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                      $3,005,327
-----------------------------------------------------------------------------------------------------
Change in unrealized depreciation
-----------------------------------------------------------------------------------------------------
  Investments                                                    $(61,491,550)
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
currencies                                                           (247,146)
-----------------------------------------------------------------------------------------------------
Net unrealized loss on investments and foreign
currency translation                                                                     $(61,738,696)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments and
foreign currency                                                                         $(58,733,369)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                       $131,920
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.


                                                               SIX MONTHS ENDED              YEAR ENDED
                                                                   7/31/04                    1/31/04
                                                                 (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                           $58,865,289                $125,664,382
-------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                      3,005,327                  24,710,165
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            (61,738,696)                183,154,584
----------------------------------------------------------  ---------------               -------------
Increase in net assets from operations                             $131,920                $333,529,131
----------------------------------------------------------  ---------------               -------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

-------------------------------------------------------------------------------------------------------
  Class A                                                      $(31,618,757)               $(75,068,442)
-------------------------------------------------------------------------------------------------------
  Class B                                                       (14,595,097)                (34,094,049)
-------------------------------------------------------------------------------------------------------
  Class C                                                        (5,641,364)                (15,414,624)
-------------------------------------------------------------------------------------------------------
  Class I                                                        (4,317,900)                 (4,495,135)
-------------------------------------------------------------------------------------------------------
  Class R1                                                          (76,991)                    (41,217)
-------------------------------------------------------------------------------------------------------
  Class R2                                                           (1,479)                       (769)*
-------------------------------------------------------------------------------------------------------
  Class 529A                                                        (16,520)                    (18,677)
-------------------------------------------------------------------------------------------------------
  Class 529B                                                         (3,988)                     (4,480)
-------------------------------------------------------------------------------------------------------
  Class 529C                                                         (8,566)                     (7,816)
----------------------------------------------------------  ---------------               -------------
Total distributions declared to shareholders                   $(56,280,662)              $(129,145,209)
----------------------------------------------------------  ---------------               -------------
Net increase (decrease) in net assets from fund
share transactions                                            $(204,739,516)               $122,504,832
----------------------------------------------------------  ---------------               -------------
Redemption fees                                                      $9,705                         $--
----------------------------------------------------------  ---------------               -------------
Total increase (decrease) in net assets                       $(260,878,553)               $326,888,754
----------------------------------------------------------  ---------------               -------------

NET ASSETS

At beginning of period                                       $1,717,394,531              $1,390,505,777
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment loss of $4,664,276 and
$7,248,903, respectively)                                    $1,456,515,978              $1,717,394,531
-------------------------------------------------------------------------------------------------------

* For the period from the inception of Class R2, October 31, 2003, through January 31, 2004.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                      SIX MONTHS                                    YEAR ENDED 1/31
                                         ENDED          -----------------------------------------------------------------------
CLASS A                                 7/31/04                2004            2003           2002          2001           2000
                                      (UNAUDITED)

Net asset value, beginning
of period                              $3.98              $3.52           $3.78           $4.44           $4.95           $5.21
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)             $0.15              $0.30           $0.33           $0.41           $0.47           $0.46
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 (0.13)              0.46           (0.25)          (0.65)          (0.51)          (0.24)
-----------------------------------  -------             ------          ------          ------          ------          ------
Total from investment
operations                             $0.02              $0.76           $0.08          $(0.24)         $(0.04)          $0.22
-----------------------------------  -------             ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.15)            $(0.30)         $(0.34)         $(0.41)         $(0.47)         $(0.46)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                       --                 --              --           (0.01)          (0.00)+++       (0.02)
-----------------------------------  -------             ------          ------          ------          ------          ------
Total distributions declared
to shareholders                       $(0.15)            $(0.30)         $(0.34)         $(0.42)         $(0.47)         $(0.48)
-----------------------------------  -------             ------          ------          ------          ------          ------
Redemption fees added to
paid-in capital                        $0.00+++             $--             $--             $--             $--             $--
-----------------------------------  -------             ------          ------          ------          ------          ------
Net asset value, end of period         $3.85              $3.98           $3.52           $3.78           $4.44           $4.95
-----------------------------------  -------             ------          ------          ------          ------          ------
Total return (%)(+)                     0.19++            22.83            2.34           (5.50)          (0.65)           4.35
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEAR ENDED 1/31
                                        ENDED          ------------------------------------------------------------------------
CLASS A (CONTINUED)                    7/31/04                2004            2003            2002           2001          2000
                                     (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                              1.02+              0.99            1.00            1.06            1.00            0.98
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             7.91+              7.87            9.32           10.12           10.07            9.08
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        33                 81              80              72              64              91
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $794,243           $934,958        $769,069        $746,096        $785,256        $768,734
-------------------------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance
    Officer service fees paid to Tarantino LLC for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                  $0.15                 --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              1.02+                --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                7.91+                --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       January 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                   YEAR ENDED 1/31
                                        ENDED         -------------------------------------------------------------------------
CLASS B                                7/31/04               2004            2003            2002          2001            2000
                                     (UNAUDITED)

Net asset value, beginning
of period                              $3.99              $3.53           $3.79           $4.44           $4.95           $5.21
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)             $0.14              $0.27           $0.31           $0.38           $0.44           $0.42
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 (0.14)              0.47           (0.26)          (0.64)          (0.51)          (0.24)
-----------------------------------  -------             ------          ------          ------          ------          ------
Total from investment
operations                             $0.00              $0.74           $0.05          $(0.26)         $(0.07)          $0.18
-----------------------------------  -------             ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.13)            $(0.28)         $(0.31)         $(0.38)         $(0.44)         $(0.42)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                       --                 --              --           (0.01)          (0.00)+++       (0.02)
-----------------------------------  -------             ------          ------          ------          ------          ------
Total distributions declared
to shareholders                       $(0.13)            $(0.28)         $(0.31)         $(0.39)         $(0.44)         $(0.44)
-----------------------------------  -------             ------          ------          ------          ------          ------
Net asset value, end of period         $3.86              $3.99           $3.53           $3.79           $4.44           $4.95
-----------------------------------  -------             ------          ------          ------          ------          ------
Total return (%)                        0.10++            21.65            1.64           (5.94)          (1.35)           3.63
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEAR ENDED 1/31
                                        ENDED          ------------------------------------------------------------------------
CLASS B (CONTINUED)                    7/31/04                2004            2003            2002           2001          2000
                                     (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                              1.72+              1.69            1.70            1.76            1.69            1.68
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             7.23+              7.18            8.65            9.45            9.37            8.38
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        33                 81              80              72              64              91
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $392,058           $471,520        $411,533        $439,987        $463,638        $499,830
-------------------------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                  $0.14                 --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              1.72+                --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                7.23+                --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       January 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to
       February 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                   YEAR ENDED 1/31
                                         ENDED         ------------------------------------------------------------------------
CLASS C                                 7/31/04               2004            2003            2002           2001          2000
                                      (UNAUDITED)

Net asset value, beginning
of period                               $4.00              $3.54           $3.80           $4.45           $4.97          $5.22
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)              $0.14              $0.27           $0.30           $0.38           $0.44          $0.43
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                      (0.14)              0.47           (0.25)          (0.64)          (0.52)         (0.24)
-------------------------------------  ------             ------          ------          ------          ------         ------
Total from investment operations        $0.00              $0.74           $0.05          $(0.26)         $(0.08)         $0.19
-------------------------------------  ------             ------          ------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.13)            $(0.28)         $(0.31)         $(0.38)         $(0.44)        $(0.43)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                        --                 --              --           (0.01)          (0.00)+++      (0.01)
-------------------------------------  ------             ------          ------          ------          ------         ------
Total distributions declared
to shareholders                        $(0.13)            $(0.28)         $(0.31)         $(0.39)         $(0.44)        $(0.44)
-------------------------------------  ------             ------          ------          ------          ------         ------
Redemption fees added to
paid-in capital#                        $0.00+++             $--             $--             $--             $--            $--
-------------------------------------  ------             ------          ------          ------          ------         ------
Net asset value, end of period          $3.87              $4.00           $3.54           $3.80           $4.45          $4.97
-------------------------------------  ------             ------          ------          ------          ------         ------
Total return (%)                         0.11++            21.61            1.64           (5.91)          (1.55)          3.83
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEAR ENDED 1/31
                                         ENDED          -----------------------------------------------------------------------
CLASS C (CONTINUED)                     7/31/04                2004            2003            2002          2001          2000
                                      (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                               1.72+              1.69            1.70            1.76            1.69           1.68
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              7.22+              7.18            8.59            9.39            9.38           8.38
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         33                 81              80              72              64             91
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000
Omitted)                             $146,675           $214,915        $183,364        $160,798        $128,567       $108,253
-------------------------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                   $0.14                 --              --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               1.72+                --              --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                 7.22+                --              --              --              --             --
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       January 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.05%. Per share, ratios, and supplemental data for periods prior to
       February 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                   YEAR ENDED 1/31
                                        ENDED         -------------------------------------------------------------------------
CLASS I                                7/31/04               2004            2003            2002          2001            2000
                                     (UNAUDITED)

Net asset value, beginning
of period                              $3.98              $3.52           $3.78           $4.43           $4.95           $5.21
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)             $0.16              $0.30           $0.33           $0.42           $0.48           $0.48
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments
  and foreign currency                 (0.15)              0.47           (0.24)          (0.64)          (0.52)          (0.24)
-----------------------------------  -------             ------          ------          ------          ------          ------
Total from investment
operations                             $0.01              $0.77           $0.09          $(0.22)         $(0.04)          $0.24
-----------------------------------  -------             ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.15)            $(0.31)         $(0.35)         $(0.42)         $(0.48)         $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                       --                 --              --           (0.01)          (0.00)+++       (0.02)
-----------------------------------  -------             ------          ------          ------          ------          ------
Total distributions declared
to shareholders                       $(0.15)            $(0.31)         $(0.35)         $(0.43)         $(0.48)         $(0.50)
-----------------------------------  -------             ------          ------          ------          ------          ------
Net asset value, end of period         $3.84              $3.98           $3.52           $3.78           $4.43           $4.95
-----------------------------------  -------             ------          ------          ------          ------          ------
Total return (%)                        0.34++            22.88            2.66           (4.99)          (0.57)           4.68
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEAR ENDED 1/31
                                        ENDED          ------------------------------------------------------------------------
CLASS I (CONTINUED)                    7/31/04                2004            2003            2002           2001          2000
                                     (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                              0.72+              0.69            0.70            0.76            0.70            0.68
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             8.22+              8.03            9.58           10.43           10.39            9.38
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        33                 81              80              72              64              91
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $119,991            $93,887         $26,373         $19,352         $22,128         $17,916
-------------------------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                  $0.16                 --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              0.72+                --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                8.22+                --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       January 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to
       February 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                  SIX MONTHS              YEAR               PERIOD
                                                                     ENDED               ENDED               ENDED
CLASS R1                                                            7/31/04             1/31/04             1/31/03*
                                                                     (UNAUDITED)

Net asset value, beginning of period                               $3.98                $3.52               $3.50
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.14                $0.28               $0.02
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             (0.13)                0.48                0.03
--------------------------------------------------------------  --------               ------              ------
Total from investment operations                                   $0.01                $0.76               $0.05
--------------------------------------------------------------  --------               ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  Net investment income                                           $(0.14)              $(0.30)             $(0.03)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $3.85                $3.98               $3.52
--------------------------------------------------------------  --------               ------              ------
Total return (%)                                                    0.34++              22.29                1.32++
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                          1.22+                1.20                1.20+
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                               7.42+                7.46                7.97+
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    33                   81                  80
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                         $2,637               $1,359                 $40
----------------------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief
    Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.14                   --                  --
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.22+                  --                  --
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                                            7.42+                  --                  --
----------------------------------------------------------------------------------------------------------------------------
 *  For the period from the inception of Class R1 shares, December 31,
    2002, through January 31, 2003.
 +  Annualized.
++  Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                         SIX MONTHS              PERIOD
                                                                            ENDED                 ENDED
CLASS R2                                                                   7/31/04               1/31/04*
                                                                         (UNAUDITED)

Net asset value, beginning of period                                        $3.98                 $3.85
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income(S)                                                   $0.14                 $0.07
-------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments and foreign
 currency                                                                   (0.13)                 0.13^
-----------------------------------------------------------------------  --------                ------
Total from investment operations                                            $0.01                 $0.20
-----------------------------------------------------------------------  --------                ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  Net investment income                                                    $(0.14)               $(0.07)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $3.85                 $3.98
-----------------------------------------------------------------------  --------                ------
Total return (%)                                                             0.22++                5.32++
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##                                                                   1.46+                 1.43+
-------------------------------------------------------------------------------------------------------
Net investment income                                                        7.13+                 7.07+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                             33                    81
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                     $42                   $42
-------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                       $0.14                    --
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                   1.46+                   --
-------------------------------------------------------------------------------------------------------
Net investment income(S)                                                     7.13+                   --
-------------------------------------------------------------------------------------------------------

 *  For the period from inception of Class R2 shares, October 31, 2003, through January 31, 2004.
 +  Annualized.
++  Not annualized.
 #  Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.
 ^  The per share amount is not in accordance with the net realized and unrealized gain/loss from the period because of the timing of sales of the fund shares and the amount per share realized and unrealized gains and losses at such time.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                SIX MONTHS              YEAR               PERIOD
                                                                   ENDED               ENDED               ENDED
CLASS 529A                                                        7/31/04             1/31/04             1/31/03*
                                                                (UNAUDITED)
Net asset value, beginning of period                               $3.98                $3.52               $3.43
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.14                $0.28               $0.13
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             (0.14)                0.47                0.12
---------------------------------------------------------------  -------               ------              ------
Total from investment operations                                   $0.00                $0.75               $0.25
---------------------------------------------------------------  -------               ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  Net investment income                                           $(0.14)              $(0.29)             $(0.16)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $3.84                $3.98               $3.52
---------------------------------------------------------------  -------               ------              ------
Total return (%)(+)                                                 0.04++              22.16                7.39++
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                          1.32+                1.30                1.30+
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               7.28+                7.42                8.66+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    33                   81                  80
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $453                 $406                 $53
-----------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.14                   --                  --
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.32+                  --                  --
-----------------------------------------------------------------------------------------------------------------
Net investment income(S)                                            7.28+                  --                  --
-----------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through January 31, 2003.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                 SIX MONTHS             YEAR               PERIOD
                                                                   ENDED               ENDED               ENDED
CLASS 529B                                                        7/31/04             1/31/04             1/31/03*
                                                                 (UNAUDITED)

Net asset value, beginning of period                               $3.98                $3.52               $3.43
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.13                $0.25               $0.11
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             (0.14)                0.48                0.13
-------------------------------------------------------------  ---------               ------              ------
Total from investment operations                                  $(0.01)               $0.73               $0.24
-------------------------------------------------------------  ---------               ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  Net investment income                                           $(0.13)              $(0.27)             $(0.15)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $3.84                $3.98               $3.52
-------------------------------------------------------------  ---------               ------              ------
Total return (%)                                                   (0.29)++             21.39                7.04++
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                          1.97+                1.95                1.95+
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               6.65+                6.80                8.37+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    33                   81                  80
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $117                 $119                 $31
-----------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.13                   --                  --
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.97+                  --                  --
-----------------------------------------------------------------------------------------------------------------
Net investment income(S)                                            6.65+                  --                  --
-----------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529B shares, July 31, 2002, through January 31, 2003.
  + Annualized.
++  Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                 SIX MONTHS              YEAR               PERIOD
                                                                    ENDED               ENDED               ENDED
CLASS 529C                                                         7/31/04             1/31/04             1/31/03*
                                                                 (UNAUDITED)
Net asset value, beginning of period                               $3.99                $3.53               $3.44
-----------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                         $0.13                $0.26               $0.13
-----------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                 (0.13)                0.47                0.11
-------------------------------------------------------------  ---------               ------              ------
Total from investment operations                                   $0.00                $0.73               $0.24
-------------------------------------------------------------  ---------               ------              ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  Net investment income                                           $(0.13)              $(0.27)             $(0.15)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $3.86                $3.99               $3.53
-------------------------------------------------------------  ---------               ------              ------
Total return (%)                                                   (0.02)++             21.35                7.02++
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                          1.97+                1.95                1.95+
-----------------------------------------------------------------------------------------------------------------
Net investment income                                               6.67+                6.79                8.05+
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    33                   81                  80
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                           $299                 $189                 $43
-----------------------------------------------------------------------------------------------------------------
(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                              $0.13                   --                  --
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                          1.97+                  --                  --
-----------------------------------------------------------------------------------------------------------------
Net investment income(S)                                            6.67+                  --                  --
-----------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529C shares, July 31, 2002, through January 31, 2003.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made on or after May 3, 2004, the fund may charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31, 2004 and January 31, 2003 was as follows:

                                               1/31/04         1/31/03
        Distributions declared from:
          Ordinary income                 $129,145,209    $118,233,379
        --------------------------------------------------------------

As of January 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                  $9,741,230
          ----------------------------------------------------------
          Capital loss carryforward                    (349,666,815)
          ----------------------------------------------------------
          Post-October capital loss deferral             (7,582,097)
          ----------------------------------------------------------
          Unrealized depreciation                        (8,718,740)
          ----------------------------------------------------------
          Other temporary differences                   (16,611,707)
          ----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

          EXPIRATION DATE

          January 31, 2007                             $(17,432,351)
          ----------------------------------------------------------
          January 31, 2008                              (10,853,391)
          ----------------------------------------------------------
          January 31, 2009                              (24,778,024)
          ----------------------------------------------------------
          January 31, 2010                             (137,538,425)
          ----------------------------------------------------------
          January 31, 2011                             (159,064,624)
          ----------------------------------------------------------
          Total                                       $(349,666,815)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at the following annual rates:

        First $1.4 billion of average net assets                 0.46%
        --------------------------------------------------------------
        In excess $1.4 billion of average net assets             0.44%
        --------------------------------------------------------------

Management fees incurred for the six months ended July 31, 2004 were 0.46% of average daily net assets on an annualized basis.

As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.39% in excess of $1.4 billion of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for certain current Independent Trustees. Included in Trustees" compensation is a net increase of $1,006 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $4,748 for retired Independent Trustees for the six months ended July 31, 2004.

The MFS funds, including this fund, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the six months ended July 31, 2004, the fund paid MFS $96,520, equivalent to 0.0126% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $70,299 and $615 for the six months ended July 31, 2004, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class" average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                           CLASS A        CLASS B        CLASS C        CLASS R1        CLASS R2

Distribution Fee                             0.10%          0.75%          0.75%           0.25%           0.25%
------------------------------------------------------------------------------------------------------------------
Service Fee                                  0.25%          0.25%          0.25%           0.25%           0.25%
------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                      0.35%          1.00%          1.00%           0.50%           0.50%
------------------------------------------------------------------------------------------------------------------

                                        CLASS 529A     CLASS 529B     CLASS 529C

Distribution Fee                             0.25%          0.75%          0.75%
--------------------------------------------------------------------------------
Service Fee                                  0.25%          0.25%          0.25%
--------------------------------------------------------------------------------
Total Distribution Plan                      0.50%          1.00%          1.00%
--------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months, ended
July 31, 2004, amounted to:

                                           CLASS A        CLASS B        CLASS C        CLASS R1        CLASS R2

Service Fee Retained by MFD                $42,316         $1,018           $543             $30             $52
------------------------------------------------------------------------------------------------------------------

                                        CLASS 529A     CLASS 529B     CLASS 529C

Service Fee Retained by MFD                    $53             $4            $22
--------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended July 31, 2004 were as follows:

                                           CLASS A        CLASS B        CLASS C        CLASS R1        CLASS R2

Effective Annual Percentage Rates            0.30%          1.00%          1.00%           0.50%           0.50%
------------------------------------------------------------------------------------------------------------------

                                        CLASS 529A     CLASS 529B     CLASS 529C

Effective Annual Percentage Rates            0.35%          1.00%          1.00%
--------------------------------------------------------------------------------

A portion of the Class A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% per annum Class A distribution fee is currently not imposed and will be implemented on such date as the Trustees of the fund may determine.

A portion of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% per annum Class 529A distribution fee is currently not imposed and will be implemented on such date as the Trustees of the fund may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six month ended July 31, 2004, were as follows:

                                           CLASS A        CLASS B        CLASS C      CLASS 529B      CLASS 529C

Contingent Deferred Sales Charges Imposed  $21,307       $606,881        $31,141            $480              --
------------------------------------------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee is set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund will be charged up to 0.0861% of its average daily net assets. For the six months, period ended July 31, 2004, the fund paid MFSC a fee of $775,452 for shareholder services which equated to 0.101% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $62,645 for the six months ended July 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $500,872,633 and $718,794,750, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                             $1,466,395,525
          ----------------------------------------------------------
          Gross unrealized depreciation                $(76,811,910)
          ----------------------------------------------------------
          Gross unrealized appreciation                  52,468,547
          ----------------------------------------------------------
          Net unrealized depreciation                  $(24,343,363)
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                     Six months ended 7/31/04                  Year ended 1/31/04
                                    SHARES              AMOUNT             SHARES              AMOUNT
CLASS A SHARES

Shares sold                          29,564,952        $114,953,250        263,429,037        $975,201,278
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions      5,639,020          22,020,650         13,148,655          49,086,946
----------------------------------------------------------------------------------------------------------
Shares reacquired                   (63,641,133)       (247,081,256)      (260,225,852)       (975,175,194)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)             (28,437,161)      $(110,107,356)        16,351,840         $49,113,030
----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                           6,463,443         $25,255,885         39,953,134        $148,493,538
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions      2,191,130           8,564,794          5,260,172          19,632,842
----------------------------------------------------------------------------------------------------------
Shares reacquired                   (25,177,458)        (97,801,789)       (43,703,120)       (164,021,969)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)             (16,522,885)       $(63,981,110)         1,510,186          $4,104,411
----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                           6,909,238         $27,014,394         39,363,788        $146,852,010
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions        921,270           3,612,985          2,695,233          10,072,343
----------------------------------------------------------------------------------------------------------
Shares reacquired                   (23,623,444)        (92,416,524)       (40,186,145)       (150,393,766)
----------------------------------------------------------------------------------------------------------
Net increase (decrease)             (15,792,936)       $(61,789,145)         1,872,876          $6,530,587
----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                           9,085,718         $35,278,775         16,395,513         $61,976,872
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions      1,024,520           3,979,667          1,011,179           3,809,085
----------------------------------------------------------------------------------------------------------
Shares reacquired                    (2,502,976)         (9,646,513)        (1,299,110)         (4,861,745)
----------------------------------------------------------------------------------------------------------
Net increase                          7,607,262         $29,611,929         16,107,582         $60,924,212
----------------------------------------------------------------------------------------------------------

CLASS R1 SHARES

Shares sold                             403,760          $1,577,809            378,986          $1,440,673
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions          17,700              68,826              8,675             33,018
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (77,966)           (304,544)           (57,996)           (219,929)
----------------------------------------------------------------------------------------------------------
Net increase                            343,494          $1,342,091            329,665          $1,253,762
----------------------------------------------------------------------------------------------------------

                                     Six months ended 7/31/04                 Period ended 1/31/04*
                                    SHARES              AMOUNT             SHARES              AMOUNT
CLASS R2 SHARES

Shares sold                                   0                  $0             10,394             $40,020
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions            379               1,476                135                 527
----------------------------------------------------------------------------------------------------------
Net increase                                379              $1,476             10,529             $40,547
----------------------------------------------------------------------------------------------------------

                                     Six months ended 7/31/04                  Year ended 1/31/04
                                    SHARES              AMOUNT             SHARES              AMOUNT
CLASS 529A SHARES

Shares sold                              22,338             $87,265             91,513            $344,021
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions          4,097              15,919              4,463              16,834
----------------------------------------------------------------------------------------------------------
Shares reacquired                       (10,623)            (40,469)            (8,855)            (35,102)
----------------------------------------------------------------------------------------------------------
Net increase                             15,812             $62,715             87,121            $325,753
----------------------------------------------------------------------------------------------------------

CLASS 529B SHARES

Shares sold                               3,816             $14,815             20,449             $77,682
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions          1,021               3,972              1,044               3,939
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (4,295)            (16,772)              (386)             (1,493)
----------------------------------------------------------------------------------------------------------
Net increase                                542              $2,015             21,107             $80,128
----------------------------------------------------------------------------------------------------------

CLASS 529C SHARES

Shares sold                              31,561            $123,544             33,329            $125,486
----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions          2,035               7,928              1,873               7,079
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (3,488)            (13,603)               (41)               (163)
----------------------------------------------------------------------------------------------------------
Net increase                             30,108            $117,869             35,161            $132,402
----------------------------------------------------------------------------------------------------------
* For the period from the inception of Class R2, October 31, 2003, through January 31, 2004.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended July 31, 2004, was $4,390, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended July 31, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

---------------------------------------------------------------------------------------------------------------
                  SALES
                                                                                                    NET
                                                                                                   UNREALIZED
                                   CONTRACTS TO                                  CONTRACTS        APPRECIATION
             SETTLEMENT DATE      DELIVER/RECEIVE          IN EXCHANGE FOR       AT VALUE        (DEPRECIATION)

          8/04/04 - 10/06/04  EUR          32,763,161          $39,587,963      $39,375,273           $212,690
                     8/17/04  GBP           2,611,260            4,708,102        4,743,022            (34,920)
                                                               -----------      -----------           --------
                                                               $44,296,065      $44,118,295           $177,770
                                                               ===========      ===========           ========
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
         PURCHASES

                     8/04/04                6,005,824           $7,233,838       $7,219,912           $(13,926)
---------------------------------------------------------------------------------------------------------------

At July 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At July 31, 2004, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 0.41% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                DATE OF
DESCRIPTION                                 ACQUISITION           PAR AMOUNT            COST           VALUE

American Skiing Co., 12%, 2006                  1/22/97           $5,300,000      $5,255,022      $4,505,000
------------------------------------------------------------------------------------------------------------
Aquila, Inc., 8%, 2006                          4/08/03            1,365,080       1,355,929       1,402,620
------------------------------------------------------------------------------------------------------------
                                                                                                  $5,907,620
------------------------------------------------------------------------------------------------------------

(9) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators" view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS" former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to and consolidated before the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes, In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts, Forsythe
v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (RGS) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS" internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS" use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

---------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of September 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
DIRECTORSHIPS(2) DURING      POSITION(s) HELD      TRUSTEE/OFFICER         DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH             WITH FUND             SINCE(1)               THE PAST FIVE YEARS
-----------------------      ----------------      ---------------      -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and           February 2004       Massachusetts Financial Services
(born 10/20/63)               President                                 Company, Chief Executive Officer,
                                                                        President, Chief Investment Officer and
                                                                        Director

Robert C. Pozen(3)            Trustee               February 2004       Massachusetts Financial Services
(born 08/08/46)                                                         Company, Chairman (since February 2004);
                                                                        Harvard Law School (education), John
                                                                        Olin Visiting Professor (since July
                                                                        2002); Secretary of Economic Affairs,
                                                                        The Commonwealth of Massachusetts
                                                                        (January 2002 to December 2002);
                                                                        Fidelity Investments, Vice Chairman
                                                                        (June 2000 to December 2001); Fidelity
                                                                        Management & Research Company
                                                                        (investment adviser), President (March
                                                                        1997 to July 2001); The Bank of New York
                                                                        (financial services), Director; Bell
                                                                        Canada Enterprises (telecommunications),
                                                                        Director; Telesat (satellite
                                                                        communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; KeySpan Corporation
(born 05/01/36)               Trustees                                  (energy related services), Director;
                                                                        Eastern Enterprises (diversified
                                                                        services company), Chairman, Trustee and
                                                                        Chief Executive Officer (until November
                                                                        2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                         Cardiac Surgery; Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining products
(born 05/30/42)                                                         and service provider), Vice Chairman/
                                                                        Director (since April 2001); Encinitos
                                                                        Ventures (private investment company),
                                                                        Principal (1997 to April 2001); Lincoln
                                                                        Electric Holdings, Inc. (welding
                                                                        equipment manufacturer), Director;
                                                                        Southwest Gas Corporation (natural gas
                                                                        distribution company), Director

William R. Gutow              Trustee               December 1993       Private investor and real estate
(born 09/27/41)                                                         consultant; Capitol Entertainment
                                                                        Management Company (video franchise),
                                                                        Vice Chairman

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                         Managing Director, Investment Banking
                                                                        Group (1997 to February 2001); Borders
                                                                        Group, Inc. (book and music retailer),
                                                                        Director; Federal Realty Investment
                                                                        Trust (real estate investment trust),
                                                                        Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu             Trustee               August 1982         Private investor; Harvard University
(born 04/10/35)                                                         Graduate School of Business
                                                                        Administration, Class of 1961 Adjunct
                                                                        Professor in Entrepreneurship Emeritus;
                                                                        CBL & Associates Properties, Inc. (real
                                                                        estate investment trust), Director

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc. (acquisition
(born 09/23/38)                                                         planning specialists), President;
                                                                        Wellfleet Investments (investor in
                                                                        health care companies), Managing General
                                                                        Partner (since 1993); Cambridge
                                                                        Nutraceuticals (professional nutritional
                                                                        products), Chief Executive Officer
                                                                        (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care industry
(born 04/25/46)                                                         consultant

OFFICERS
Robert J. Manning(3)          President and         February 2004       Massachusetts Financial Services
(born 10/20/63)               Trustee                                   Company, Chief Executive Officer,
                                                                        President, Chief Investment Officer and
                                                                        Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial Services
(born 03/06/59)               and Assistant Clerk                       Company, Senior Vice President and
                                                                        Associate General Counsel

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial Services
(born 10/01/53)                                                         Company, Vice President (since April
                                                                        2003); Brown Brothers Harriman & Co.,
                                                                        Senior Vice President (November 2002 to
                                                                        April 2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior Vice
                                                                        President (prior to November 2002)

Robert R. Flaherty(3)         Assistant Treasurer   August 2000         Massachusetts Financial Services
(born 09/18/63)                                                         Company, Vice President (since August
                                                                        2000); UAM Fund Services, Senior Vice
                                                                        President (prior to August 2000)

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial Services
(born 08/29/58)                                                         Company, Senior Vice President (since
                                                                        July 2002); The Bank of New York, Senior
                                                                        Vice President (September 2000 to July
                                                                        2002); Lexington Global Asset Managers,
                                                                        Inc., Executive Vice President and Chief
                                                                        Financial Officer (prior to September
                                                                        2000); Lexington Funds, Chief Financial
                                                                        Officer (prior to September 2000)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial Services
(born 11/13/57)                                                         Company, Vice President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                        services), Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services), Executive Vice
                                                                        President (April 2003 to June 2004);
                                                                        David L. Babson & Co. (investment
                                                                        adviser), Managing Director, Chief
                                                                        Administrative Officer and Director
                                                                        (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial Services
(born 06/12/60)                                                         Company, Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act), which is the principal federal law governing investment companies like the fund. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders" meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
---------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                              CUSTODIANS
Massachusetts Financial Services Company                        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741                      225 Franklin Street, Boston, MA 02110

                                                                JP Morgan Chase Bank
DISTRIBUTOR                                                     One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                                     New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGERS
John F. Addeo
Scott B. Richards

QUARTERLY PORTFOLIO DISCLOSURE
Beginning with the fund's first and third fiscal quarters following this report, the fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-202-942-8090. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at
http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference
Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at www.mfs.com.

--------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

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access, and product and performance insights.

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[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                             MFH-SEM-9/04 117M

MFS(R) Mutual Funds

SEMIANNUAL REPORT 7/31/04

MFS(R) MUNICIPAL HIGH
INCOME FUND

A path for pursuing opportunity

[graphic omitted]

                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED      MAY LOSE VALUE       NO BANK GUARANTEE      NOT A DEPOSIT
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUIF
--------------------------------------------------------------------------------

MFS(R) MUNICIPAL HIGH INCOME FUND

The fund seeks high current income exempt from federal income taxes by investing primarily in municipal bonds and notes which may be of medium and lower quality.

             TABLE OF CONTENTS
             ----------------------------------------------------

             MFS PRIVACY POLICY
             ----------------------------------------------------
             LETTER FROM THE CEO                                1
             ----------------------------------------------------
             MFS ORIGINAL RESEARCH(R)                           5
             ----------------------------------------------------
             MANAGEMENT REVIEW                                  6
             ----------------------------------------------------
             PORTFOLIO COMPOSITION                              9
             ----------------------------------------------------
             PERFORMANCE SUMMARY                               10
             ----------------------------------------------------
             EXPENSE TABLES                                    13
             ----------------------------------------------------
             PORTFOLIO OF INVESTMENTS                          15
             ----------------------------------------------------
             FINANCIAL STATEMENTS                              42
             ----------------------------------------------------
             NOTES TO FINANCIAL STATEMENTS                     52
             ----------------------------------------------------
             TRUSTEES AND OFFICERS                             65
             ----------------------------------------------------
             MONEY MANAGEMENT FOR ALL TYPES
             OF INVESTORS                                      69
             ----------------------------------------------------
             ASSET ALLOCATION                                  70
             ----------------------------------------------------
             CONTACT INFORMATION                       BACK COVER

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    August 20, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The six-month period ended July 31, 2004, was a volatile one for the bond market. Investors, in our view, favored higher-quality debt early in 2004 but by the second quarter began to shift into higher-yielding bonds.

As the period began, interest rates were at historical lows. However, the bond market changed dramatically over the next few months, after the U.S. Department of Labor began releasing a string of strong monthly jobs reports. We think many investors viewed the jobs reports as an indication that the U.S. economy was in a full recovery. Inflation, while still quite low on a historical basis, began to pick up. We believe investors began to anticipate the shift to a rising interest rate environment. That expectation was fulfilled on June 30, when the U.S. Federal Reserve Board (the Fed) raised interest rates for the first time in four years and, in our view, set expectations for a continuing series of modest rate hikes. Indeed, shortly after the period ended, the Fed hiked rates by another 0.25% on August 10.

That anticipation of rising rates and the subsequent rate hikes by the Fed, we believe, caused investors to move from higher-quality debt into lower-quality issues. While bonds across most asset classes were hurt by rising rates in the final months of the period, lower-rated debt was less affected than higher-rated issues and tended to show better performance. After the period ended, we believe the release of job reports showing substantially lower rates of job creation in July and August injected further uncertainty and volatility into the bond market.

For the six-month period as a whole, interest rates rose across the yield curve. However, the sharpest increases occurred in shorter-maturity issues, which were most affected by the Fed's rate hike; this resulted in a flattening of the yield curve. For example, two-year U.S. Treasury rates rose 0.83%, 10-year Treasury rates climbed 0.32%, and 30-year Treasury rates went up 0.23%. Municipal bond rates rose in a similar manner. Interest rates on two-year "AAA"-rated general obligation bonds, as an illustration, were up 0.48%, while rates on similar 10-year issues rose 0.25% and 30-year issues rose 0.31%.

CONTRIBUTORS TO PERFORMANCE

For the six-month period, the fund outperformed its benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index). That outperformance was in part a product of the fund's relative overweighting in high-yield bonds during a period in which high yield outperformed. The fund had a larger position in "BBB"-rated debt than the Lehman Index. In addition, the fund had significant holdings in below-investment-grade debt (bonds rated lower than "BBB"), whereas the index does not contain bonds rated below "BBB".

Within the high-yield area, sector and security selection also helped relative performance. The fund was overweighted in the health care sector, which performed strongly over the period. In our view, health care providers in general benefited from strong revenue growth driven by a combination of higher payments from HMOs, favorable Medicare and Medicaid reimbursement rates, and the containment of cost pressures from labor and insurance companies. Within the sector, our specific bond selection also boosted relative results. One area of opportunity, in our view, has been debt issued by rural hospitals that have limited competition and a dominant market share.

Security selection in the utilities sector also helped relative performance. As the Enron bankruptcy and its aftermath became more distant memories, we believe investor confidence in the sector continued to revive. Our focus on traditional regulated utilities and our tendency to avoid firms with significant energy trading exposure proved positive for the fund. Regulated firms in general, according to our research, reduced their debt and stabilized their cash flows. Both actions, in our view, were seen by the investment community as helping to improve the credit quality of regulated utilities' bonds.

The fund's overweighting in housing bonds was another area of relative strength. In 2003, prepayment risk - caused by homeowners refinancing their mortgages at lower rates - had been the major factor causing housing bonds to underperform. (Prepayments are bad for holders of housing bonds because their bonds are redeemed and the proceeds reinvested at lower prevailing rates.) As interest rates climbed during the six months ended July 31, 2004, the risk of prepayment subsided, and housing bonds performed well.

In addition, positioning on the yield curve aided relative results during the period. (A yield curve for bonds shows the relationship between yield and time to maturity. In a majority of market environments, longer-maturity bonds offer higher yields.) The fund's overweighting in the 15- to 20-year area of the curve helped performance as rates in that area of the curve rose less than in some other areas. Similarly, an underweighting in the one- to five-year part of the curve benefited results as rates in that area saw the largest increases.

DETRACTORS FROM PERFORMANCE

Over the period, the portfolio had a slightly longer duration, or sensitivity to interest rate changes, than its benchmark. This duration positioning modestly hurt performance during a time when rising interest rates tended to erode bond prices.

    Respectfully,

/s/ Geoffrey L. Schechter

    Geoffrey L. Schechter
    Portfolio Manager

Note to shareholders: Effective February 17, 2004, Geoffrey L. Schechter became the sole manager of the portfolio. Previous to that date, Michael W. Roberge had also been a manager of the portfolio.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

--------------------------------------------------------------------------------
Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment- related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

                      ---------------------------------------
                              PORTFOLIO STRUCTURE*
                      ---------------------------------------

                      Bonds                             99.7%
                      Cash                               0.3%

                      ---------------------------------------
                              BOND MARKET SECTORS*
                      ---------------------------------------

                      Municipal                         99.7%
                      ---------------------------------------
                      Cash & Cash Equivalents            0.3%
                      ---------------------------------------

                      ---------------------------------------
                                 CREDIT QUALITY*
                      ---------------------------------------

                      AAA                               18.1%
                      ---------------------------------------
                      AA                                 4.0%
                      ---------------------------------------
                      A                                  5.6%
                      ---------------------------------------
                      BBB                               32.3%
                      ---------------------------------------
                      BB                                20.5%
                      ---------------------------------------
                      B                                 15.8%
                      ---------------------------------------
                      CCC                                2.1%
                      ---------------------------------------
                      CC                                 0.3%
                      ---------------------------------------
                      C                                  0.1%
                      ---------------------------------------
                      D                                  0.7%
                      ---------------------------------------
                      Not Rated                          0.2%
                      ---------------------------------------
                      Other                             0.30%
                      ---------------------------------------

                      ---------------------------------------
                                PORTFOLIO FACTS
                      ---------------------------------------

                      Average Duration               7.5
                      ---------------------------------------
                      Average Life                  16.5 Yrs.
                      ---------------------------------------
                      Average Maturity              18.8 Yrs.
                      ---------------------------------------

Percentages based on total net assets as of 7/31/04.

Credit quality ratings are based on a weighted average of each security's rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered not rated, except for U.S. Treasuries and mortgage-backed securities, which are included in the "AAA"-rating category.

* For purposes of this graphical presentation, accrued interest is included within the bond component.

The portfolio is actively managed, and current holdings may be different.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 7/31/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

--------------------
Average annual
without sales charge
--------------------

    Share            Class
    class       inception date    6-mo     1-yr     3-yr     5-yr     10-yr
----------------------------------------------------------------------------
      A            2/24/1984       1.00%    7.22%    5.24%    4.89%    5.62%
----------------------------------------------------------------------------
      B            9/07/1993       0.73%    6.40%    4.42%    4.07%    4.73%
----------------------------------------------------------------------------
      C            9/25/1998       0.50%    6.03%    4.19%    3.84%    4.60%
----------------------------------------------------------------------------

--------------------
Average annual
--------------------

Comparative benchmarks
----------------------------------------------------------------------------
Average high-yield municipal
debt fund+                         0.57%    6.38%    4.55%    3.99%    4.94%
----------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index#                             0.06%    5.79%    5.36%    6.07%    6.38%
----------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

--------------------
Average annual
with sales charge
--------------------

    Share
    class                         6-mo     1-yr     3-yr     5-yr     10-yr
----------------------------------------------------------------------------
      A                           -3.80%    2.13%    3.55%    3.87%    5.11%
----------------------------------------------------------------------------
      B                           -3.20%    2.40%    3.52%    3.74%    4.73%
----------------------------------------------------------------------------
      C                           -0.48%    5.03%    4.19%    3.84%    4.60%
----------------------------------------------------------------------------

--------------------
Cumulative
without sales charge
--------------------

----------------------------------------------------------------------------
      A                            1.00%    7.22%   16.57%   26.95%   72.82%
----------------------------------------------------------------------------
      B                            0.73%    6.40%   13.86%   22.05%   58.72%
----------------------------------------------------------------------------
      C                            0.50%    6.03%   13.12%   20.76%   56.73%
----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS MUNICIPAL BOND INDEX - is a broad measure of the municipal bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase, reflect the deduction of the 1% CDSC.

Performance for C shares includes the performance of the fund's Class B shares prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance this share class would have experienced had it been offered for the entire period, the use of blended performance generally results in higher performance for a share class with higher operating expenses than the initial share class to which it is blended, and lower performance for a share class with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

The portfolio invests in high yield or lower-rated securities which may provide greater returns but are subject to greater-than-average risk.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLES
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM FEBRUARY 1, 2004, THROUGH JULY 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, February 1, 2004 through July 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period*
                           Expense   Account Value   Account Value    2/01/04-
                            Ratio       2/01/04         7/31/04       7/31/04
-------------------------------------------------------------------------------
  A   Actual                0.71%       $1,000         $1,010          $3.56
-------------------------------------------------------------------------------
      Hypothetical**        0.71%       $1,000         $1,021          $3.58
-------------------------------------------------------------------------------
  B   Actual                1.49%       $1,000         $1,007          $7.46
-------------------------------------------------------------------------------
      Hypothetical**        1.49%       $1,000         $1,018          $7.49
-------------------------------------------------------------------------------
  C   Actual                1.72%       $1,000         $1,005          $8.60
-------------------------------------------------------------------------------
      Hypothetical**        1.72%       $1,000         $1,016          $8.65
-------------------------------------------------------------------------------

 * Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

** Assumed rate of return of 5% per year before expenses.

Effective March 1, 2004, the fund's management fee was reduced from 0.60% to 0.50% (as described in note 3 to the Notes to the Financial Statements). The above total is restated below to take into effect this fee reduction as if the fee reduction had been in effect throughout the entire six month period.

--------------
Share Class
--------------

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period
                           Expense   Account Value   Account Value    2/01/04-
                            Ratio       2/01/04         7/31/04       7/31/04
-------------------------------------------------------------------------------
  A   Actual                0.69%       $1,000         $1,010           $3.46
-------------------------------------------------------------------------------
      Hypothetical          0.69%       $1,000         $1,022           $3.48
-------------------------------------------------------------------------------
  B   Actual                1.47%       $1,000         $1,007           $7.36
-------------------------------------------------------------------------------
      Hypothetical          1.47%       $1,000         $1,018           $7.39
-------------------------------------------------------------------------------
  C   Actual                1.70%       $1,000         $1,005           $8.50
-------------------------------------------------------------------------------
      Hypothetical          1.70%       $1,000         $1,017           $8.55
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 7/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.2%
-------------------------------------------------------------------------------------------------
                                                              PAR AMOUNT
ISSUER                                                      (000 Omitted)                 $ VALUE
-------------------------------------------------------------------------------------------------
Airport & Port Revenue - 0.8%
-------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., RITES,
FSA, 9.8475%, 2022+(+)                                                 $6,250          $6,988,250
-------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev. RITES, AMBAC,
10.59%, 2017+(+)                                                        2,500           2,931,050
-------------------------------------------------------------------------------------------------
                                                                                       $9,919,300
-------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 3.2%
-------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2014                                         $855            $997,033
-------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010(++)                                    1,000           1,161,540
-------------------------------------------------------------------------------------------------
Hidalgo County, TX, AMBAC, 6%, 2016                                     1,010           1,150,824
-------------------------------------------------------------------------------------------------
Houston County, AL, AMBAC, 6.25%, 2019                                  3,500           4,062,170
-------------------------------------------------------------------------------------------------
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018                     855             872,750
-------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, FGIC, 8.9508%, 2015+(+)                         5,310           6,454,730
-------------------------------------------------------------------------------------------------
New York City, NY, 6.125%, 2006(++)                                     5,000           5,390,650
-------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.875%, 2024                                   7,000           7,564,690
-------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 6.125%, 2025                                   8,000           8,819,760
-------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, 8.4279%,
2017+(+)                                                                2,300           2,516,752
-------------------------------------------------------------------------------------------------
State of Massachusetts, ROLs, 9.582%, 2017+(+++)                        2,000           2,448,360
-------------------------------------------------------------------------------------------------
West Warwick, RI, 7.45%, 2013                                             495             508,845
-------------------------------------------------------------------------------------------------
                                                                                      $41,948,104
-------------------------------------------------------------------------------------------------
General Obligations - Improvement - 0.5%
-------------------------------------------------------------------------------------------------
Birmingham, AL, 5.75%, 2019                                            $1,000          $1,103,900
-------------------------------------------------------------------------------------------------
District of Columbia, 6%, 2007(++)                                      5,000           5,611,500
-------------------------------------------------------------------------------------------------
                                                                                       $6,715,400
-------------------------------------------------------------------------------------------------
General Obligations - Schools - 2.5%
-------------------------------------------------------------------------------------------------
Chicago, IL, Board Education, RITES, 8.9164%, 2020+(+)                 $7,910          $9,599,892
-------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2016                           1,700           1,939,394
-------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, PSF,
8.9279%, 2017+(+)                                                       5,000           5,624,200
-------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2017                        1,355           1,576,328
-------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2019                      1,255           1,446,450
-------------------------------------------------------------------------------------------------
Lake County, IL, FGIC, 6%, 2020                                         2,500           2,757,175
-------------------------------------------------------------------------------------------------
McHenry & Lake County, IL, FSA, 6.125%, 2018                            1,700           1,932,713
-------------------------------------------------------------------------------------------------
State of Florida Board of Education, RITES, FGIC,
8.9508%, 2012+(+)                                                       1,500           1,826,730
-------------------------------------------------------------------------------------------------
State of Florida Board of Education, RITES, FGIC,
8.9508%, 2013+(+)                                                       5,000           6,073,400
-------------------------------------------------------------------------------------------------
                                                                                      $32,776,282
-------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 21.4%
-------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (South Hills Health Systems), 6.75%, 2025                         $1,200          $1,205,688
-------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (West Penn Allegheny Health), 9.25%, 2022                          3,360           3,786,317
-------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (West Penn Allegheny Health), 9.25%, 2030                          6,100           6,873,968
-------------------------------------------------------------------------------------------------
Athens County, OH, Hospital Facilities Rev. (O'Bleness
Memorial Hospital), 7.125%, 2033                                        2,500           2,512,750
-------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority
Rev. (Thomas Hospital), 6.75%, 2015                                       500             510,950
-------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority
Rev. (Thomas Hospital), 5.75%, 2027                                     1,900           1,778,571
-------------------------------------------------------------------------------------------------
Baxter County, AR, Hospital Rev., 5.6%, 2021                            2,250           2,258,910
-------------------------------------------------------------------------------------------------
Brookhaven, NY, Industrial Development Agency Rev.
(Memorial Hospital Medical Center Inc.), 8.25%, 2030                    2,500           2,634,925
-------------------------------------------------------------------------------------------------
Chautauqua County, NY, Civic Facilities Rev. (Women's
Christian Assn.), 6.35%, 2017                                           1,355           1,345,447
-------------------------------------------------------------------------------------------------
Chautauqua County, NY, Civic Facilities Rev. (Women's
Christian Assn.), 6.4%, 2029                                            3,430           3,213,258
-------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), 6%, 2013                                              2,180           2,151,769
-------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), 6.35%, 2013                                           1,550           1,562,385
-------------------------------------------------------------------------------------------------
Chester County, PA, Health & Educational Facilities
Rev. (Chester County Hospital), 6.75%, 2031                             2,500           2,565,925
-------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev.
(Citrus Memorial Hospital), 6.25%, 2023                                   990           1,011,493
-------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview
Medical Center), 6%, 2016                                               7,000           7,245,910
-------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview
Medical Center), 6.5%, 2020                                               770             812,242
-------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625%, 2026                                 2,200           2,391,796
-------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development Rev.
(McKenna Memorial Hospital), 6.125%, 2022                               2,000           2,002,080
-------------------------------------------------------------------------------------------------
Crittenden County, AR, 7.15%, 2025                                      1,165           1,128,827
-------------------------------------------------------------------------------------------------
Cullman, AL, Cullman Medical Park South, Medical Clinic
Board Rev. (Cullman Regional Medical Center), 6.5%, 2013                1,395           1,402,087
-------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton,
Inc.), 7.5%, 2030                                                       5,020           5,489,370
-------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018              3,700           3,642,428
-------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 6%, 2023                    750             752,955
-------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028              2,500           2,346,675
-------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev.
(Medstar University Hospital), 6.875%, 2007(++)                         3,875           4,318,959
-------------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Authority Rev. (Altru
Health Systems Obligation Group), 7.125%, 2024                          2,250           2,417,715
-------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2031                                  3,000           3,141,960
-------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai
Health), FHA, 5.15%, 2037                                               2,500           2,461,875
-------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Munster Medicial Research Foundation, Inc.),
6.375%, 2021                                                            3,300           3,346,365
-------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Munster Medical Research Foundation, Inc.),
6.375%, 2031                                                            8,950           9,053,194
-------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital
Rev. (Riverview Hospital), 6.125%, 2031                                 3,750           3,793,088
-------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.5%, 2020                      5,000           5,228,700
-------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health
Systems Rev. (Norton Healthcare, Inc.), 6.625%, 2028                    2,000           2,080,960
-------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities
Board, Hospital Facilities Rev. (Baptist Health
Systems), 6.5%, 2031                                                    5,350           4,914,564
-------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health
System of East Texas), 6.875%, 2026                                     1,325           1,367,294
-------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health
System of East Texas), 5.7%, 2028                                       3,305           3,160,472
-------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev.
(Mount Clemens General Hospital), 5.75%, 2025                           2,000           1,849,180
-------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev.
(Mount Clemens General Hospital), 5.875%, 2034                          4,345           3,965,377
-------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities
Authority Rev. (Medstar Health), 5.5%, 2033                             1,200           1,167,924
-------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities
Authority Rev. (University of Maryland Medical System),
6.75%, 2030                                                             1,000           1,119,220
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Anna Jaques Hospital), 6.875%, 2012                               2,560           2,583,142
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi Obligation), 6.5%, 2012                           1,500           1,641,480
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Caritas Christi Obligation), 5.7%, 2015                           3,500           3,538,465
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Jordan Hospital), 5.25%, 2018                                     4,600           4,120,082
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Milford Whitinsville Hospital), 6.35%, 2032                       1,450           1,465,269
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (North Adams Regional Hospital), 6.625%, 2018                      2,990           2,917,313
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (Saints Memorial Medical Center), 6%, 2023                        13,530          12,508,485
-------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority
Rev. (University of Massachusetts Memorial Health), 6.5%, 2021            500             516,445
-------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                     1,200           1,157,604
-------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai
Medical Center), 6.7%, 2019                                             3,505           3,580,638
-------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai
Medical Center), 6.75%, 2029                                            2,490           2,516,568
-------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial
Healthcare Center), 5.875%, 2021                                        1,000           1,001,870
-------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities
Rev. (Rush Medical Foundation, Inc.), 5.375%, 2015                        700             664,090
-------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities
Rev. (Rush Medical Foundation, Inc.), 5.625%, 2023                        250             231,123
-------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority
Rev. (Covenant Health), 6.5%, 2017                                      4,445           4,869,898
-------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Catholic Medical Center), 6.125%, 2032                  1,500           1,501,890
-------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Littleton Regional Hospital), 5%, 2008                    780             749,346
-------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Littleton Regional Hospital), 5.9%, 2018                1,750           1,600,358
-------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority
Rev. (Palisades Medical Center), 6.625%, 2031                           1,115           1,144,191
-------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority
Rev. (St. Peter's University Hospital), 6.875%, 2030                    4,000           4,359,400
-------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital),
6.375%, 2031                                                            1,980           1,830,352
-------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic
Facilities Rev. (Staten Island University Hospital),
6.45%, 2032                                                               940             876,719
-------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev.
(Ohio Valley Medical Center), 5.75%, 2013                               5,000           4,535,700
-------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche
County Hospital), 6%, 2014                                              2,400           2,523,960
-------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche
County Hospital), 6.6%, 2031                                            4,720           4,856,644
-------------------------------------------------------------------------------------------------
Peninsula Ports Authority Rev. (Whittaker Memorial),
FHA, 8.7%, 2023                                                           495             597,940
-------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital
Financing (Lifespan Obligation Group), 6.5%, 2032                       9,000           9,364,950
-------------------------------------------------------------------------------------------------
Richardson, TX, Hospital Authority Rev. (Baylor-
Richardson), 5.25%, 2013                                                1,500           1,514,085
-------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb
Healthcare Systems, Inc.), 6.375%, 2014                                 1,395           1,364,882
-------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb
Healthcare Systems, Inc.), 6.5%, 2027                                   1,855           1,731,105
-------------------------------------------------------------------------------------------------
Russell, KY (Franciscan Sisters of the Poor), 8.1%,
2006(++)                                                                  310             343,418
-------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational and Housing
Facilities Board, Hospital Rev. (Methodist Healthcare),
6%, 2016                                                                1,200           1,283,124
-------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational and Housing
Facilities Board, Hospital Rev. (Methodist Healthcare),
6%, 2017                                                                2,000           2,128,960
-------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational and Housing
Facilities Board, Hospital Rev. (Methodist Healthcare),
6.25%, 2018                                                             2,000           2,178,480
-------------------------------------------------------------------------------------------------
Sierra View, CA, Local Health Care District Rev., 5.4%, 2022            4,000           3,774,680
-------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority,
Hospital Facilities Rev. (Palmetto Health Alliance),
6.25%, 2031                                                             2,725           2,810,402
-------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority
(Bon Secours Health Systems, Inc.), "A", 5.625%, 2030                   1,200           1,189,284
-------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev.
(Anderson Hospital), 5.375%, 2015                                       1,385           1,382,673
-------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev.
(Anderson Hospital), 5.5%, 2020                                         1,625           1,570,839
-------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev.
(Anderson Hospital), 5.625%, 2029                                       4,200           3,997,140
-------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev.
(Northcrest Medical Center), 5.25%, 2018                                3,500           3,312,855
-------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev.
(Northcrest Medical Center), 5.375%, 2024                               4,000           3,621,040
-------------------------------------------------------------------------------------------------
State of Arkansas, Development Finance Authority Rev.
(Washington Regional Medical Center), 7.25%, 2020                       2,500           2,742,100
-------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.25%, 2020                                     3,500           3,417,995
-------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev.
(Southampton Hospital), 7.625%, 2030                                    1,500           1,497,345
-------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee
Memorial Healthcare), 6.25%, 2020                                       4,500           4,542,975
-------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones
Memorial Hospital), 7.2%, 2021                                          4,300           4,308,471
-------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro
Health Facilities Development Rev. (Wilson N. Jones
Memorial Hospital), 7.25%, 2031                                         2,000           2,003,940
-------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon
Health System), 6.75%, 2021                                             3,150           3,312,635
-------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health
Facilities Rev. (Morris Hospital), 6.625%, 2031                         1,900           1,990,801
-------------------------------------------------------------------------------------------------
Valley, AL, Financing Authority Rev. (Lanier Memorial
Hospital), 5.45%, 2011                                                  1,175           1,156,083
-------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa
Regional Health Center), 6.25%, 2022                                    2,000           2,035,640
-------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa
Regional Health Center), 6.375%, 2031                                   2,595           2,655,230
-------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission
Rev. (Weirton Hospital Medical Center), 6.375%, 2031                    3,885           3,662,156
-------------------------------------------------------------------------------------------------
Weslaco, TX, Health Facilities Rev. (Knapp Medical
Center), 6.25%, 2032                                                    4,000           4,058,800
-------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev.
(Ozarks Medical Center), 6.75%, 2024                                      810             816,512
-------------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Authority Rev. (Holy
Spirit Hospital), 6.2%, 2026                                            4,500           4,547,250
-------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi
Health System), 6.25%, 2020                                             2,500           2,752,700
-------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities (Aurora
HealthCare), 5.625%, 2029                                               1,100           1,079,221
-------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority
Rev. (Aurora Health Care, Inc.), 6.875%, 2030                           2,250           2,481,435
-------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital), 6.8%, 2016             1,670           1,700,427
-------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. John's Riverside Hospital),
7.125%, 2031                                                            3,495           3,529,041
-------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic
Facilities Rev. (St. Joseph's Hospital), 6.15%, 2015                    2,000           1,853,820
-------------------------------------------------------------------------------------------------
                                                                                     $279,615,039
-------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 12.2%
-------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co.,
Retirement Facilities Rev. (Sears Methodist
Retirement), 7%, 2033                                                  $1,155          $1,175,675
-------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces
Project), 7.75%, 2033                                                   2,250           2,288,003
-------------------------------------------------------------------------------------------------

Healthcare Revenue - Long Term Care - continued
-------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 7.75%, 2006                                $255            $241,401
-------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.125%, 2016                              1,420           1,140,175
-------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev.
(Advanced Living Technology), 8.5%, 2026                                3,150           2,441,124
-------------------------------------------------------------------------------------------------
Blair County, PA, Industrial Development Authority Rev.
(Village of Penn St.), 7%, 2034                                         1,050           1,056,626
-------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority
Rev. (Beverly Enterprises, Inc.), 10%, 2012                               660             733,346
-------------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority
Rev. (RHA Nursing Home), 8.5%, 2032                                     1,190           1,148,707
-------------------------------------------------------------------------------------------------
Clarion, PA, Industrial Development Authority Rev.
(Beverly Enterprises, Inc.), 7.5%, 2012                                 1,950           1,987,967
-------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant
Retirement Communities, Inc.), 6.125%, 2033                             1,500           1,505,895
-------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (National
Benevolent), 7.125%, 2030*                                              1,300           1,027,000
-------------------------------------------------------------------------------------------------
Contra Costa County, CA, Residential Rental Facilities
Rev. (Cypress Meadows), 7%, 2028*                                       3,000           2,625,120
-------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev.
(Wesley Affiliated Services), 7.25%, 2035                               2,725           2,754,948
-------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority
(1st Mortgage Presbyterian), 0%, 2008+(++)                             29,975          26,166,377
-------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority
(2nd Mortgage Presbyterian), 0%, 2008+(++)                              4,500           3,928,230
-------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority
(Presbyterian Hospital), 0%, 2008+(++)                                 48,475          12,008,712
-------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities
(Canterbury Court), "A", 6.125%, 2034                                   1,020           1,007,117
-------------------------------------------------------------------------------------------------
Goldsboro, NC, Housing Authority Rev. (North Carolina
Housing Foundation, Inc.), 7.25%, 2029                                  2,135           1,827,517
-------------------------------------------------------------------------------------------------
Grand Prairie, TX, Housing Finance Corp., Independent
Senior Living Center Rev., 7.5%, 2017                                   1,900           1,843,190
-------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Lutheran
Senior Ministries), 7.375%, 2031                                        2,700           2,660,445
-------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev.
(Care Initiatives Project), 5.75%, 2018                                 2,520           2,301,214
-------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev.
(Care Initiatives Project), 9.25%, 2025                                 5,675           6,641,169
-------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities Authority,
Industrial Development Rev. (National Benevolent),
6.4%, 2016*                                                             1,625           1,283,750
-------------------------------------------------------------------------------------------------
Jacksonville, FL, Health Facilities Authority,
Industrial Development Rev. (National Benevolent), 7%, 2022*            1,000             790,000
-------------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Authority Rev.
(Beverly Enterprises, Inc.), 5.875%, 2007                                 115             113,135
-------------------------------------------------------------------------------------------------
Kansas City, MO, Industrial Development Authority Rev.
(Bishop Spencer Place, Inc.), 8%, 2024                                  7,720           7,884,204
-------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview
Village, Inc.), 6.25%, 2026                                             1,500           1,497,915
-------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview
Village, Inc.), 6.875%, 2032                                            1,250           1,290,363
-------------------------------------------------------------------------------------------------
Loves Park, IL (Hoosier Care), 7.125%, 2034                             1,935           1,579,463
-------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority
Rev. (Beverly Enterprise, Inc.), 6.75%, 2008                            1,100           1,100,528
-------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev.
(Piper Shores), 7.5%, 2019                                              1,500           1,561,545
-------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (GF/
Revere, Inc.), 8.875%, 2025                                             7,135           7,311,020
-------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.
(Glenmeadow Retirement Community), 8.375%, 2006(++)                     2,300           2,564,914
-------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev.
(Glenmeadow Retirement Community), 8.625%, 2006(++)                     3,520           3,938,634
-------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Metro
Health Foundation, Inc.), 6.75%, 2027                                   5,830           5,451,691
-------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), 7.375%, 2027                                                 7,300           7,553,237
-------------------------------------------------------------------------------------------------
Mocksville, NC (Housing Foundation, Inc.), 7.25%, 2029                  2,115           1,810,398
-------------------------------------------------------------------------------------------------
Monongalia County, WV, Health Facilities Rev. (Beverly
Enterprises, Inc.), 5.875%, 2007                                          405             399,443
-------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health
Authority Rev. (AHF/Montgomery), 10.5%, 2020                            2,220           2,197,112
-------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Health Care
Facilities Rev. (Metro Health Foundation, Inc.), 6.55%,
2028                                                                    2,845           2,642,208
-------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority (Tall
Pines), 11.25%, 2016*                                                   1,265              20,240
-------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev.
(Courthouse Convalescent Center), 8.7%, 2014                            1,350           1,356,156
-------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., First
Mortgage Gross Rev. (Wanaque Convalescent Center),
8.5%, 2009                                                                700             705,425
-------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., First
Mortgage Gross Rev. (Wanaque Convalescent Center),
8.6%, 2011                                                              1,000           1,008,130
-------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority
Rev. (Cherry Hill), 8%, 2027                                            4,000           3,698,520
-------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Inverness
Village), 8%, 2032                                                      2,990           2,755,165
-------------------------------------------------------------------------------------------------
Reedley, CA, Certificate of Participation (Mennonite
Home), 7.5%, 2026                                                       5,020           5,030,191
-------------------------------------------------------------------------------------------------
Santa Fe, NM, Industrial Development Rev. (Casa Real
Nursing Home), 9.75%, 2013                                              1,520           1,536,583
-------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown
Village), 7.25%, 2034                                                     950             964,203
-------------------------------------------------------------------------------------------------
Shelby County, TN, Nursing Home Rev. (Beverly
Enterprises, Inc.), 7.4%, 2011                                            880             875,213
-------------------------------------------------------------------------------------------------
State of Hawaii, Department of Budget & Finance,
Special Purpose Rev. (Kahala Nui Senior Living
Community), 8%, 2033                                                    1,500           1,506,480
-------------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                               1,350           1,101,951
-------------------------------------------------------------------------------------------------
Waterford Township, MI, Economic Development Corp. Rev.
(Canterbury Health), 6%, 2039                                           3,125           2,279,344
-------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Authority Health Rev.
(Monroeville Christian), 8.25%, 2027                                    7,025           6,636,939
-------------------------------------------------------------------------------------------------
                                                                                     $158,954,058
-------------------------------------------------------------------------------------------------
Human Services - 1.7%
-------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority
(Prides Industries), 7.125%, 2016                                      $1,750          $1,778,473
-------------------------------------------------------------------------------------------------
Cheneyville, LA, Westside Habilitation Center Rev.,
8.375%, 2013                                                            4,690           4,793,274
-------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace
Obligation Group), 6%, 2018                                             3,550           3,262,912
-------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority
(Wordsworth Academy), 8%, 2024                                          2,850           2,838,087
-------------------------------------------------------------------------------------------------
New Hapmshire Higher Educational & Health Facilities
Authority Rev. (Child & Family Services), 6.125%, 2019                  1,265           1,278,105
-------------------------------------------------------------------------------------------------
New York City Industrial Development Agency Rev.
(Special Needs Facilities Pooled Program), 6.1%, 2012                   1,955           1,996,720
-------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.
(GF/Orlando Healthcare Facilities), 9%, 2031                            2,185           2,219,283
-------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.
(GF/Orlando), 8.875%, 2021                                              1,925           1,938,129
-------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority
Rev. (Community Provider), 7.75%, 2017                                  1,149           1,160,456
-------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority
Rev., 6.125%, 2019                                                      1,430           1,115,400
-------------------------------------------------------------------------------------------------
                                                                                      $22,380,839
-------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 1.4%
-------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., Special Facilities
Rev. (AMR Corp.), 7.5%, 2029                                           $1,500          $1,046,280
-------------------------------------------------------------------------------------------------
Cleveland, OH, Special Facilities Rev. (Continental
Airlines, Inc.), 5.375%, 2027                                           2,500           1,646,275
-------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facilitiy
Improvement Corp. (Delta Airlines, Inc.), 7.625%, 2021                  1,150             536,705
-------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.), 6.375%,
2035                                                                    5,315           3,313,371
-------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility
Improvement Corp. (American Airlines, Inc.) "B", 6.05%, 2029            1,505           1,436,839
-------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (American
Airlines, Inc.), 7%, 2012                                               1,700           1,506,217
-------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR
Corp.), 7.5%, 2024                                                      3,800           3,230,190
-------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special
Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2019               3,205           2,540,956
-------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special
Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029                 725             528,648
-------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 7.25%, 2008                                 750             724,965
-------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev.
(Continental Airlines, Inc.), 8%, 2012                                    950             898,805
-------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (AMR Corp.),
5.8%, 2035                                                              1,145           1,139,275
-------------------------------------------------------------------------------------------------
                                                                                      $18,548,526
-------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 1.2%
-------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow
Chemical Co.), 5.7%, 2033                                              $5,000          $5,359,800
-------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.),
5.625%, 2014                                                            1,000             999,850
-------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev.
(Celanese Project), 6.7%, 2030                                          6,000           5,860,920
-------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC
Corp.), 7%, 2024                                                        3,835           3,899,927
-------------------------------------------------------------------------------------------------
                                                                                      $16,120,497
-------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.6%
-------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid
Waste Disposal Rev. (Browning Ferris, Inc.), 5.8%, 2016                $5,000          $4,639,200
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev.
(Waste Disposal Management, Inc.), 5.7%, 2018                             540             546,399
-------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority
Rev. (Browning Ferris, Inc.), 5.3%, 2011                                3,000           3,021,900
-------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority
Rev. (Browning Ferris, Inc.), 5.45%, 2014                               2,000           1,835,560
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource
Recovery Rev. (Waste Management, Inc.),
6.9%, 2029                                                              1,700           1,915,186
-------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services,
Inc.), 5.625%, 2026                                                     2,000           2,062,460
-------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid
Waste Disposal Rev. (New Morgan Landfill Co, Inc./
Browning Ferris, Inc.), 6.5%, 2019                                      2,500           2,449,525
-------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev., Ohio Water Development Authority
Rev. (Waste Management), 4.85%, 2022                                    3,000           3,108,960
-------------------------------------------------------------------------------------------------
Schuylkill County, PA, Industrial Development Authority
Rev. (Waste Managment, Inc.), 5.1%, 2019                                1,000           1,036,450
-------------------------------------------------------------------------------------------------
Tooele County, UT, Pollution Control Rev. (Laidlaw
Environmental Services), 7.55%, 2027*                                   5,000             225,000
-------------------------------------------------------------------------------------------------
                                                                                      $20,840,640
-------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.6%
-------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev.
(Bethlehem Steel), 8%, 2024*                                          $10,455             $13,069
-------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority
Rev. (Bethlehem Steel), 7.5%, 2015*                                     3,890               4,863
-------------------------------------------------------------------------------------------------
Indiana Development Finance Authority Rev. (Inland
Steel), 7.25%, 2011                                                     5,000           4,570,400
-------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority
Rev. (Ipsco, Inc.), 6.875%, 2030                                        2,850           2,903,951
-------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev. (Republic Engineered Steels,
Inc.), 8.25%, 2014*                                                     7,000                  70
-------------------------------------------------------------------------------------------------
                                                                                       $7,492,353
-------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 3.3%
-------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy
Corp.), 6.65%, 2032                                                    $1,500          $1,593,060
-------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev.,
7.75%, 2017                                                             6,500           6,749,730
-------------------------------------------------------------------------------------------------
Janesville, WI, Industrial Development Rev. (Simmons
Manufacturing Co.), 7%, 2017                                            3,900           3,944,850
-------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing),
8.4%, 2015+**                                                           4,000           2,280,000
-------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic
Development Rev. (Holt Hauling & Warehousing),
8.6%, 2017+**                                                           8,000           4,560,000
-------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., 7.875%,
2032##                                                                  6,090           6,183,969
-------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev.
(Host Marriott LP), 7.75%, 2017                                         2,000           2,022,860
-------------------------------------------------------------------------------------------------
Port Corpus Christ, TX, Industrial Development
Authority Rev. (Citgo Petroleum Corp.), 8.25%, 2031                     2,300           2,408,169
-------------------------------------------------------------------------------------------------
Spirit Lake, IA, Industrial Development Rev. (Crystal
Tips, Inc.), 9.75%, 2008(++)                                            7,737           9,515,474
-------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev.
(Union Pacific Corp.), 5.7%, 2026                                       3,895           3,865,476
-------------------------------------------------------------------------------------------------
                                                                                      $43,123,588
-------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 4.3%
-------------------------------------------------------------------------------------------------
Arkansas State Development Finance Authority,
Industrial Facilities Rev. (Potlatch Corp.), 7.75%,
2025                                                                   $1,200          $1,279,500
-------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027                 3,250           3,302,033
-------------------------------------------------------------------------------------------------
Butler, AL, Solid Waste Disposal Rev. (James River
Corp.), 8%, 2028                                                        7,000           7,148,960
-------------------------------------------------------------------------------------------------
Courtland, AL, Solid Waste Disposal Rev. (Champion
International Corp.), 6.375%, 2029                                      2,500           2,534,750
-------------------------------------------------------------------------------------------------
De Soto Parish, LA, Environmental Improvement Rev.
(International Paper Co.), 6.35%, 2025                                  1,650           1,704,747
-------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp.,
Environmental Improvements Rev. (Mead Westvaco
Escanaba), 6.45%, 2023                                                  1,100           1,145,859
-------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp.,
Environmental Improvements Rev. (Mead Westvaco
Escanaba), 6.25%, 2027                                                  3,100           3,208,655
-------------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev. (Stone
Container Corp.), 7.375%, 2007                                            860             874,276
-------------------------------------------------------------------------------------------------
Green Bay, WI, Redevelopment Authority, Industrial Rev.
(Fort James), 5.6%, 2019                                                1,000             942,730
-------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.),
7.45%, 2024                                                             3,000           3,045,030
-------------------------------------------------------------------------------------------------
Maine Finance Authority, Solid Waste Recycling Facility
Rev. (Bowater, Inc.), 7.75%, 2022                                       8,500           8,500,510
-------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority
Rev., Solid Waste Disposal Rev. (Solvay Paperboard
LLC), 6.8%, 2014                                                        3,800           3,980,614
-------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities
(International Paper Co.), 6.2%, 2025                                   2,250           2,333,048
-------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev.
(Stone Container Corp.), 7.4%, 2026                                     7,500           7,596,750
-------------------------------------------------------------------------------------------------
Wabash, IN, Solid Waste Disposal Rev. (Jefferson
Smurfit Corp.), 7.5%, 2026                                              2,000           2,013,500
-------------------------------------------------------------------------------------------------
West Point, VA, Solid Waste Disposal Rev. (Chesapeake
Corp.), 6.25%, 2019                                                     6,475           5,980,181
-------------------------------------------------------------------------------------------------
                                                                                      $55,591,143
-------------------------------------------------------------------------------------------------
Industrial Revenue - Retail - 0.2%
-------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev.
(Springs Industries, Inc.), 7.35%, 2014                                $1,500          $1,506,825
-------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev.
(Springs Industries, Inc.), 7.8%, 2014                                  1,025           1,028,731
-------------------------------------------------------------------------------------------------
                                                                                       $2,535,556
-------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 2.4%
-------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority
Rev., East Valley Tourist (Cabazon Casino), "A", 9.25%,
2020##                                                                 $3,845          $4,009,412
-------------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe
Convention), 10%, 2033                                                 11,000          13,278,430
-------------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA,
0%, 2032                                                                6,310           1,218,461
-------------------------------------------------------------------------------------------------
Long Beach, CA (Aquarium of Pacific), 6.125%, 2005(++)                  1,000           1,061,090
-------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation
(Diamond Lakes Utilities), 6.25%, 2017                                  3,600           3,649,140
-------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Las
Vegas Monorail), 7.375%, 2040                                           6,185           6,096,122
-------------------------------------------------------------------------------------------------
Sandoval County, NM (Santa Ana Pueblo), 7.75%, 2015##                   2,005           2,030,885
-------------------------------------------------------------------------------------------------
                                                                                      $31,343,540
-------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.3%
-------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.6%, 2021                                                      $1,300          $1,371,058
-------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises,
Inc.), 6.7%, 2028                                                       2,000           2,089,300
-------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%,
2013##                                                                  3,035           3,024,772
-------------------------------------------------------------------------------------------------
Harris County, TX, Cultural Education Facility (Space
Center Houston), 9.25%, 2023                                               70              58,401
-------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev.
(Kapowski Project), 6.8%, 2018                                          4,000           4,480,320
-------------------------------------------------------------------------------------------------
Rockbridge County, VA, Industrial Development Authority
Rev. (Virginia Horse Center), 6.85%, 2021                               2,300           2,133,319
-------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid
Waste Disposal Rev., 5.9%, 2014                                         2,330           2,358,822
-------------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Authority
Rev. (Kiel Center Multipurpose Arena), 7.875%, 2024                     1,000           1,014,840
-------------------------------------------------------------------------------------------------
                                                                                      $16,530,832
-------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.9%
-------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance
Authority Rev. (Buckingham Village), 5.5%, 2029                        $3,360          $3,361,882
-------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance
Authority Rev. (Jefferson Village Apartments), "B", 9%,
2018                                                                    1,860           1,845,622
-------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625%, 2009##                         8,000           8,769,920
-------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, Housing Corp., 8.5%, 2011                        2,200           2,202,860
-------------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev.
(Center Court Apartments), 8.5%, 2018                                   1,495           1,445,306
-------------------------------------------------------------------------------------------------
Maplewood, RI, Housing Development Corp. (Terrace
Apartments), 6.9%, 2025                                                 3,920           3,930,349
-------------------------------------------------------------------------------------------------
Memphis, TN, Educational & Housing Facilities (Wesley
Highland Terrace), 8.5%, 2024                                           5,385           5,338,851
-------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiaries LLC, 6.875%, 2009##                        6,000           6,570,960
-------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & III
Apartments), 6.25%, 2029*                                               5,000           2,381,450
-------------------------------------------------------------------------------------------------
Texas Housing & Community Board (Harbors & Plumtree),
10%, 2026+                                                              1,675           1,588,369
-------------------------------------------------------------------------------------------------
                                                                                      $37,435,569
-------------------------------------------------------------------------------------------------
Parking - 0.1%
-------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                            $375            $223,853
-------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                             450             251,348
-------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                             975             509,213
-------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                           1,235             604,088
-------------------------------------------------------------------------------------------------
                                                                                       $1,588,502
-------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.1%
-------------------------------------------------------------------------------------------------
Illinois Sales Tax, 6.25%, 2015                                        $1,500          $1,718,445
-------------------------------------------------------------------------------------------------

Single Family Housing - Local - 1.0%
-------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev.,
GNMA, 6.55%, 2030                                                        $985          $1,037,806
-------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., GNMA, 7.05%, 2030               150             153,560
-------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015               325              97,978
-------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev.,
MBIA, 0%, 2011                                                          3,395           1,723,302
-------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA,
6.95%, 2024                                                               610             652,981
-------------------------------------------------------------------------------------------------
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015             1,090             327,065
-------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev.,
GNMA, 6.625%, 2023                                                        745             813,823
-------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev.,
GNMA, 7.5%, 2026                                                          360             377,320
-------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev.,
GNMA, 6.75%, 2030                                                         925             999,740
-------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., GNMA,
7%, 2031                                                                  220             225,232
-------------------------------------------------------------------------------------------------
New Castle County, DE, Single Family Mortgage Rev.,
FGIC, 0%, 2016                                                             90              26,627
-------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority,
GNMA, 7.05%, 2030                                                         930             958,328
-------------------------------------------------------------------------------------------------
San Bernardino County, CA, Single Family Mortgage Rev.,
GNMA, 7.375%, 2020                                                         35              35,952
-------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.875%, 2026                                                1,185           1,225,006
-------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45%, 2029                                                   665             720,587
-------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 6.45%, 2033                                                 2,030           2,199,525
-------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing
Rev., GNMA, 4%, 2035                                                    1,940           2,081,989
-------------------------------------------------------------------------------------------------
                                                                                      $13,656,821
-------------------------------------------------------------------------------------------------
Single Family Housing - Other - 0.1%
-------------------------------------------------------------------------------------------------
Texas Veteran Housing Assistance Program, 7%, 2025                     $1,100          $1,125,410
-------------------------------------------------------------------------------------------------

Single Family Housing - State - 2.2%
-------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0%, 2027                                                           $985            $280,016
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15%, 2014                     71              72,458
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.75%, 2021                    350             352,349
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 5.9%, 2023                     920             961,087
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.1%, 2023                     485             503,673
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55%, 2025                    284             284,750
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.4%, 2027                     180             180,376
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 7.15%, 2030                    230             231,447
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.6%, 2032                     990           1,027,323
-------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., 6.55%, 2033                    575             600,335
-------------------------------------------------------------------------------------------------
Delaware Single Family Housing Authority Rev., 6.75%, 2024                895             913,974
-------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family
Mortgage Rev., GNMA, 7.55%, 2031                                          875             938,604
-------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., "A-2", GNMA, 6.5%, 2032                    4,460           4,951,849
-------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., GNMA, 6.1%, 2034                           4,100           4,207,297
-------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), 6.35%, 2032                     870             914,126
-------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA, 6.7%, 2030              1,590           1,651,326
-------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032               660             725,050
-------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034               830             887,834
-------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single
Family Mortgage Rev., GNMA, 7.45%, 2031                                   255             265,152
-------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 5.875%, 2030                710             735,468
-------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., 6.3%, 2031                  705             758,862
-------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., GNMA,
6.35%, 2033                                                             1,160           1,237,824
-------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing
Finance, 5%, 2033                                                       2,030           2,046,443
-------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028               495             526,017
-------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1%, 2028                450             477,311
-------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage
Rev., GNMA, 7.1%, 2021                                                  3,265           3,391,388
-------------------------------------------------------------------------------------------------
                                                                                      $29,122,339
-------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.3%
-------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority
Rev. (American Ref-fuel), 6.2%, 2019                                   $3,900          $4,012,554
-------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority
Rev., Resource Recovery Facilities, (American Ref-fuel)
"A", 6.1%, 2005                                                         3,460           3,489,998
-------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 6%, 2019                    2,000           1,947,820
-------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource
Recovery Rev. (Ogden Haverhill Associates), 5.5%, 2013                  2,475           2,454,359
-------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource
Recovery Rev. (Ogden Haverhill Associates), 5.6%, 2019                  5,425           5,280,261
-------------------------------------------------------------------------------------------------
                                                                                      $17,184,992
-------------------------------------------------------------------------------------------------
State & Local Appropriation - 3.3%
-------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2017                 $1,805          $2,054,722
-------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                  1,155           1,314,217
-------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commerce Rev., RITES,
FGIC, 8.4803%, 2017+(+)                                                 4,500           5,552,550
-------------------------------------------------------------------------------------------------
College Park, GA (Civic Center), AMBAC, 5.75%, 2020                     3,000           3,317,100
-------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES,
AMBAC, 9.525%, 2018(+)                                                  7,000           8,810,620
-------------------------------------------------------------------------------------------------
Essex County, NJ, RITES, FGIC, 10.1092%, 2020+(+)                       6,000           7,335,000
-------------------------------------------------------------------------------------------------
Golden State Tobacco Securization, Tobacco Settlement,
5.375%, 2028                                                            2,500           2,500,625
-------------------------------------------------------------------------------------------------
Harris County, TX, 5.8%, 2014                                           1,496           1,454,992
-------------------------------------------------------------------------------------------------
Harris County, TX, 5.625%, 2020                                         2,575           2,456,128
-------------------------------------------------------------------------------------------------
Houston, TX, Certificates of Participation, 6.3%, 2020                  5,000           5,471,750
-------------------------------------------------------------------------------------------------
Northumberland County, PA (Country Careers And Arts
Center), 6.65%, 2020                                                    1,210           1,246,324
-------------------------------------------------------------------------------------------------
Northumberland County, PA (Mountain View Manor),
7%, 2020                                                                1,000           1,031,120
-------------------------------------------------------------------------------------------------
Shawnee County, KS (Community Mental Health Center,
Inc.), 5.35%, 2019                                                        250             230,250
-------------------------------------------------------------------------------------------------
                                                                                      $42,775,398
-------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.1%
-------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan
Rev., 7.95%, 2030                                                      $2,700          $2,775,924
-------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student
Loan Rev., 7.25%, 2010                                                  2,970           3,044,369
-------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student
Loan Rev., 7.625%, 2010                                                 4,610           4,726,356
-------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student
Loan Rev., 6.15%, 2029                                                  1,500           1,559,205
-------------------------------------------------------------------------------------------------
South Dakota Student Loan Rev., Education Loans, Inc.,
5.6%, 2020                                                              2,700           2,731,158
-------------------------------------------------------------------------------------------------
                                                                                      $14,837,012
-------------------------------------------------------------------------------------------------
Tax Assessment - 3.5%
-------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                         $4,180          $4,319,110
-------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.375%, 2015                         3,400           3,483,402
-------------------------------------------------------------------------------------------------
Capital Region Community Development District of
Florida, Capital Improvement Rev., 5.95%, 2006                            580             586,426
-------------------------------------------------------------------------------------------------
Capital Region Community Development District of
Florida, Capital Improvement Rev., 6.85%, 2031                            720             761,047
-------------------------------------------------------------------------------------------------
Double Branch Community Development, District of
Florida, 5.6%, 2007                                                       580             589,877
-------------------------------------------------------------------------------------------------
Fishhawk Community Development District of Florida,
5.125%, 2009                                                            1,095           1,095,471
-------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development of Florida,
6.25%, 2009                                                               950             968,573
-------------------------------------------------------------------------------------------------
Heritage Harbour South Community of Florida, Capital
Improvement, 5.4%, 2008                                                 1,935           1,956,304
-------------------------------------------------------------------------------------------------
Hyland Hills Metropolitan Park & Recreation District of
Colorado, 6.75%, 2015                                                   2,500           2,644,250
-------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                        2,750           2,846,938
-------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 6%, 2018                          6,000           6,094,860
-------------------------------------------------------------------------------------------------
Killarney Community Development District, FL, "B",
5.125%, 2009                                                            1,130           1,128,734
-------------------------------------------------------------------------------------------------
Lake Elsinore, CA, Public Financing Authority, 7.1%, 2020               2,375           2,503,939
-------------------------------------------------------------------------------------------------
Lakes By The Bay South Community of Florida, 5.3%, 2009                 1,875           1,878,731
-------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                               2,250           2,283,638
-------------------------------------------------------------------------------------------------
Middle Village, FL, Community Development District
Rev., 5.8%, 2022                                                          900             897,660
-------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev.,
5.4%, 2008                                                              2,095           2,095,084
-------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev.,
6.5%, 2009                                                                755             767,782
-------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District
Rev., 5.625%, 2014                                                      3,080           3,062,629
-------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, 6.2%, 2008                               660             669,319
-------------------------------------------------------------------------------------------------
Renaissance Community Development of Florida, "B",
6.25%, 2008                                                             2,275           2,342,590
-------------------------------------------------------------------------------------------------
Reunion East Community Development District, FL,
Special Assessment, 5.9%, 2007                                          1,070           1,088,340
-------------------------------------------------------------------------------------------------
Sterling Hill Community Development District of
Florida, Capital Improvement Rev., 5.5%, 2010                           1,710           1,724,279
-------------------------------------------------------------------------------------------------
                                                                                      $45,788,983
-------------------------------------------------------------------------------------------------
Tax - Other - 0.4%
-------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2021                          $2,750          $2,645,335
-------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 6%, 2006                    500             524,465
-------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 5.875%, 2018              1,500           1,538,070
-------------------------------------------------------------------------------------------------
                                                                                       $4,707,870
-------------------------------------------------------------------------------------------------
Tobacco - 3.0%
-------------------------------------------------------------------------------------------------
Badger Tobacco, WI (Asset Securitization Corp.),
6.125%, 2027                                                           $6,525          $6,009,134
-------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco
Settlement, 5.625%, 2029                                                4,665           3,899,753
-------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                   3,785           3,485,796
-------------------------------------------------------------------------------------------------
Golden State Tobacco Securization, Tobacco Settlement,
7.8%, 2042                                                              3,000           3,047,310
-------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, 5.3%, 2025                           5,000           4,026,700
-------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                      4,915           4,162,514
-------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Financing Corp., Asset
Backed, "B", 5.875%, 2039                                               4,325           3,530,714
-------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                    6,025           5,258,198
-------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028               3,500           3,030,125
-------------------------------------------------------------------------------------------------
Southern California Tobacco Settlement Authority,
5.25%, 2027                                                             2,310           2,193,715
-------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                     1,110           1,037,450
-------------------------------------------------------------------------------------------------
                                                                                      $39,681,409
-------------------------------------------------------------------------------------------------
Toll Roads - 3.7%
-------------------------------------------------------------------------------------------------
Arapahoe County, CO, Capital Improvement (Highway
Rev.), 0%, 2005(++)                                                   $69,000         $14,155,350
-------------------------------------------------------------------------------------------------
Foothill/Eastern Transportation Corridor Agency, CA,
Toll Road Rev. 0s to 2005, 7.15% to 2013, 0%, 2010(++)                  5,000           5,872,400
-------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority, RITES, MBIA, 9.2123%,
2020+(+)                                                                5,000           5,520,600
-------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2011                  2,700           1,175,607
-------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2012                  2,100           1,143,009
-------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2012                  1,700             657,662
-------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013                  7,000           3,507,980
-------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2014                  5,100           2,372,316
-------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2015                  7,250           3,118,225
-------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2016                  2,000             796,880
-------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Toll Road Rev. (Transportation
Corridor Agency), 0%, 2011(++)                                         13,400          10,517,660
-------------------------------------------------------------------------------------------------
                                                                                      $48,837,689
-------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.9%
-------------------------------------------------------------------------------------------------
Telluride, CO (Gondola Transit Co.), 9%, 2006(++)                      $2,010          $2,242,256
-------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev.
(Gondola Transit Co.), 11.5%, 2012(++)                                  6,000           8,852,700
-------------------------------------------------------------------------------------------------
Texas Department of Transportation, 7%, 2012                              161             164,248
-------------------------------------------------------------------------------------------------
                                                                                      $11,259,204
-------------------------------------------------------------------------------------------------
Universities - Colleges - 2.4%
-------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A.
College of Chiropractic), 5.6%, 2017                                   $2,000          $1,884,880
-------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA,
7.875%, 2025                                                            9,150          11,439,788
-------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev.
(Augustana College), 5.625%, 2022                                       1,300           1,334,632
-------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev.
(Columbia), 6.875%, 2017                                                  750             763,620
-------------------------------------------------------------------------------------------------
Indiana State Educational Facilities Authority Rev.
(Manchester College), 5.75%, 2018                                       1,000           1,014,990
-------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York
Institute of Technology), 7.5%, 2006(++)                                6,000           6,636,300
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Eastern
Nazarene College), 5.625%, 2019                                         1,235           1,095,309
-------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (Franklin Pierce Law Center), 5.5%, 2018                 1,200           1,247,784
-------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities
Authority Rev. (New Hampshire College), 6.3%, 2016                      1,690           1,759,003
-------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev.
(College of Art & Design, Inc.), 6.2%, 2009                               820             906,420
-------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev.
(College of Art & Design, Inc.), 6.5%, 2013                             2,000           2,338,080
-------------------------------------------------------------------------------------------------
State of Massachusetts, Development Finance Agency Rev.
(Eastern Nazarene College), 5.625%, 2029                                1,250           1,018,638
-------------------------------------------------------------------------------------------------
                                                                                      $31,439,444
-------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.1%
-------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Educational
Advancement Fund (University Center Project), 6.625%, 2017             $1,500          $1,606,035
-------------------------------------------------------------------------------------------------

Universities - Secondary Schools - 1.9%
-------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority
Rev. (Aspire Public Schools Lodi Project), 7.25%, 2032                 $4,695          $4,755,284
-------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority
Rev. (Escondido Charter High School), 7.5%, 2023                        1,965           1,965,275
-------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority
Rev. (Escondido Charter High School), 7.5%, 2036                        3,485           3,490,018
-------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic
Development Rev. (Latin School of Chicago), 5.6%, 2018                    850             882,870
-------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic
Development Rev. (Latin School of Chicago), 5.65%, 2028                 1,730           1,672,685
-------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.
(Williston Northampton School), 6.5%, 2028                              1,400           1,454,586
-------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy
of Arts & Sciences), 8%, 2031                                           2,700           2,597,481
-------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service
Learning Academy), 7.625%, 2021                                         1,150           1,150,391
-------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service
Learning Academy), 7.75%, 2031                                          2,450           2,456,811
-------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority
Education Rev. (Arizona Charter Schools), 6.4%, 2013                    1,065           1,077,663
-------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority
Education Rev. (Arizona Charter Schools), "C", 6.75%,
2031                                                                    3,000           3,041,790
-------------------------------------------------------------------------------------------------
                                                                                      $24,544,854
-------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 3.3%
-------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.7%,
2012                                                                   $1,230          $1,178,069
-------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, Power
Rev., 5.875%, 2032                                                      1,800           1,540,278
-------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority
Rev. (Panther Creek Partners), 6.65%, 2010                              7,605           8,197,582
-------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath
Cogeneration), 6%, 2025                                                 6,765           6,546,491
-------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development
Authority Rev. (UAE Mecklenburg, LP), 6.5%, 2017                        2,800           2,837,044
-------------------------------------------------------------------------------------------------
Ohio Water Development Authority (Bay Shore Power),
5.875%, 2020                                                            2,000           1,860,040
-------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
Rev., Resources Recovery Rev. (Northampton Generating),
6.5%, 2013                                                              2,300           2,331,855
-------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority
Rev., Resources Recovery Rev. (Northampton Generating),
6.6%, 2019                                                              5,000           5,053,700
-------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development
Authority Rev. (Multi-trade of Pittsylvania), 7.55%, 2019              10,000          10,360,300
-------------------------------------------------------------------------------------------------
Port Authority NY & NJ (KIAC), 6.75%, 2019                              1,750           1,792,718
-------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency
(Nissequogue Cogen Partners Facility), 5.3%, 2013                       1,750           1,703,835
-------------------------------------------------------------------------------------------------
                                                                                      $43,401,912
-------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 6.0%
-------------------------------------------------------------------------------------------------
Beaver County, PA, Pollution Control Rev. (Toledo
Edison), 7.75%, 2020                                                   $1,500          $1,624,890
-------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev.
(Texas Utility Co.), 7.7%, 2033                                         2,225           2,522,216
-------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev.
(Texas Utility Co.), "B", 6.3%, 2032                                    1,250           1,298,175
-------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev.
(Texas Utility Co.), "C", 6.75%, 2038                                   3,500           3,649,135
-------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board,
Pollution Control Rev. (Entergy Gulf States, Inc.),
5.45%, 2010                                                             4,800           4,900,992
-------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Pacific Gas & Electric Co.),
MBIA, 5.35%, 2016                                                       3,400           3,598,390
-------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Southern California Edison
Co.), 6.4%, 2024                                                        4,000           4,058,960
-------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Nevada
Power Co.), FGIC, 6.7%, 2022                                            4,000           4,012,080
-------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service), 6.95%, 2020                                            3,000           3,127,830
-------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Service), 5.8%, 2022                                             5,890           5,926,047
-------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico
Public Services), "A", 6.3%, 2016                                       3,240           3,453,775
-------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General),
5.2%, 2033                                                                770             803,849
-------------------------------------------------------------------------------------------------
Maricopa County, AZ, Pollution Control Rev. (El Paso
Electric), 6.375%, 2015                                                 4,000           4,134,120
-------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Central
Power & Light Co.), 4.55%, 2029                                         5,000           5,144,650
-------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant
Energy), 5.95%, 2030                                                    3,095           2,988,037
-------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority,
Pollution Control Rev. (CT Light and Power), 5.9%, 2018                 1,000           1,055,730
-------------------------------------------------------------------------------------------------
Ohio Water Development, Pollution Control Rev.
(Cleveland Electric), 8%, 2023                                          4,700           4,841,329
-------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), 6.1%, 2025                                 2,000           1,946,300
-------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev.
(Tucson Electric Power Co.), 6%, 2029                                   6,845           6,731,510
-------------------------------------------------------------------------------------------------
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf
States), 6.7%, 2013                                                     1,000           1,005,060
-------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland
General Electric), 5.2%, 2033                                           1,900           1,983,524
-------------------------------------------------------------------------------------------------
Trinity River Authority, TX, Pollution Control Rev.
(TXU Electric Co.), 6.25%, 2028                                         1,500           1,554,840
-------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev.
(Energy Gulf States), 6.6%, 2028                                        3,335           3,398,298
-------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 7.7%, 2014                                       2,000           2,032,380
-------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf
States Utilities Co.), 9%, 2015                                         2,500           2,537,800
-------------------------------------------------------------------------------------------------
                                                                                      $78,329,917
-------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 0.3%
-------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric
Rev., 6.375%, 2013                                                     $2,750          $3,056,515
-------------------------------------------------------------------------------------------------
Southern California Public Power Authority
(Transmission Project Rev.), RIBS, 9.84%, 2012(+)                         150             150,963
-------------------------------------------------------------------------------------------------
                                                                                       $3,207,478
-------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 2.0%
-------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25%,
2010(++)                                                               $2,010          $2,341,690
-------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, RITES, FGIC,
11.2492%, 2019+(+)                                                        765           1,069,791
-------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev., RITES,
9.4279%, 2021+(+)                                                       7,585           9,518,720
-------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water Finance Authority
Rev., 5.75%, 2029                                                       8,590           9,046,644
-------------------------------------------------------------------------------------------------
Phoenix, AR, FGIC, 6.25%, 2010(++)                                      1,000           1,171,260
-------------------------------------------------------------------------------------------------
State of Virginia, Clean Water Rev., 5.75%, 2019                        2,500           2,795,650
-------------------------------------------------------------------------------------------------
                                                                                      $25,943,755
-------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,278,962,108)                            $1,282,628,735
-------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.9%
-------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority
Rev. (Presbyterian University Hospital), "A",
1.10%, due 8/04/04                                                     $1,230          $1,230,000
-------------------------------------------------------------------------------------------------
Bay Area Toll Authority, CA, Toll Bridge Rev. "A",
1.07%, due 8/04/04                                                        850             850,000
-------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev.,
"A", 1.08%, due 8/02/04                                                 2,700           2,700,000
-------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., 1.10%, due 8/04/04                    3,600           3,600,000
-------------------------------------------------------------------------------------------------
Oklahoma Industries Authority, Health System Rev.
(Integris Baptist Medical Center), "B", 1.10%, due 8/
02/04                                                                     295             295,000
-------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev.,
Pooled Hospital Loan Program, 1.12%, due 8/02/04                          100             100,000
-------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 1.10%,
due 8/04/04                                                               155             155,000
-------------------------------------------------------------------------------------------------
South Central, CT, Regional Water Authority, Water
Systems Rev., "B", 1.09%, due 8/04/04                                   2,000           2,000,000
-------------------------------------------------------------------------------------------------
State of California, Department of Water Resources,
Power Supply Rev., "C-2", 1.10%, due 8/04/04                              900             900,000
-------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes
(Identified Cost, $11,830,000)                                                        $11,830,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,290,792,108)                                $1,294,458,735
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.9%                                                  11,935,605
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $1,306,394,340
-------------------------------------------------------------------------------------------------
   * Non-income producing security-in default.
  ** Security is making payment less than stated coupon.
   + Restricted security.
 (+) Inverse floating rate security.
(++) Refunded bond.
  ## SEC Rule 144A restriction.

The following abbreviations for insurers and inverse floaters are used in the Portfolio of
Investments and are defined:

INSURERS:                                       INVERSE FLOATERS:

AMBAC  =  AMBAC Indemnity Corp.                 RIBS   =  Residual Interest Bonds
FGIC   =  Financial Guaranty Insurance Co.      RITES  =  Residual Interest Tax-Exempt Security
FHA    =  Federal Housing Administration        ROLS   =  Residual Option Longs
FSA    =  Financial Security Assurance, Inc.
GNMA   =  Government National Mortgage Assn.
MBIA   =  Municipal Bond Investors Corp.
PSF    =  Permanent School Fund

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES (unaudited)
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 7/31/04
ASSETS
Investments, at value (identified cost, $1,290,792,108)       $1,294,458,735
-----------------------------------------------------------------------------------------------------
Cash                                                                   7,152
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                    3,660,158
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    1,558,590
-----------------------------------------------------------------------------------------------------
Interest receivable                                               20,484,337
-----------------------------------------------------------------------------------------------------
Receivable from investment adviser                                     1,036
-----------------------------------------------------------------------------------------------------
Other assets                                                           8,796
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,320,178,804
-----------------------------------------------------------------------------------------------------

LIABILITIES
Distributions payable                                             $5,932,858
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                  4,837,602
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 2,049,507
-----------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swap agreements             399,533
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      35,743
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         75,933
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        40,418
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     415
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               412,455
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $13,784,464
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,306,394,340
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                               $1,432,887,179
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                             3,267,094
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                    (127,501,105)
-----------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (2,258,828)
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,306,394,340
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 160,575,437
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
  Net assets                                                    $929,420,185
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             114,273,754
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $8.13
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$8.13)                                                    $8.54
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $301,599,175
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              37,046,343
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $8.14
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $75,374,980
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               9,255,340
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $8.14
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR THE SIX MONTHS ENDED 7/31/04

NET INVESTMENT INCOME

Interest income                                                                           $44,563,627
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $4,076,945
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                18,880
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          906,092
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             1,232,913
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               387,423
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                    84,959
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        121,840
-----------------------------------------------------------------------------------------------------
  Printing                                                              34,266
-----------------------------------------------------------------------------------------------------
  Postage                                                                4,235
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         24,410
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             6,984
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        128,750
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $7,027,697
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (5,604)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (561,862)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $6,460,231
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $38,103,396
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized loss (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                            $(366,978)
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                 (1,774,675)
-----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                          $(2,141,653)
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                     $(24,948,108)
-----------------------------------------------------------------------------------------------------
  Swap transactions                                                  1,556,124
-----------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                                       $(23,391,984)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                          $(25,533,637)
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                    $12,569,759
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED               YEAR ENDED
                                                                 7/31/04                     1/31/04
                                                               (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                           $38,103,396                 $80,635,859
-------------------------------------------------------------------------------------------------------
Net realized loss on investments                                 (2,141,653)                (11,194,131)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                       (23,391,984)                 39,054,433
-------------------------------------------------------  ------------------                ------------
Increase in net assets from operations                          $12,569,759                $108,496,161
-------------------------------------------------------  ------------------                ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

-------------------------------------------------------------------------------------------------------
  Class A                                                      $(27,344,700)               $(60,366,666)
-------------------------------------------------------------------------------------------------------
  Class B                                                        (7,794,578)                (17,673,877)
-------------------------------------------------------------------------------------------------------
  Class C                                                        (1,804,986)                 (3,642,138)
-------------------------------------------------------  ------------------                ------------
Total distributions declared to shareholders                   $(36,944,264)               $(81,682,681)
-------------------------------------------------------  ------------------                ------------
Net decrease in net assets from fund
share transactions                                             $(88,600,783)               $(84,770,683)
-------------------------------------------------------  ------------------                ------------
Redemption fees                                                      $1,902                         $--
-------------------------------------------------------  ------------------                ------------
Total decrease in net assets                                  $(112,973,386)               $(57,957,203)
-------------------------------------------------------  ------------------                ------------

NET ASSETS

At beginning of period                                       $1,419,367,726              $1,477,324,929
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment loss of $2,258,828 and
$3,417,960, respectively)                                    $1,306,394,340              $1,419,367,726
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                SIX MONTHS                                      YEAR ENDED 1/31
                                   ENDED             -----------------------------------------------------------------------
CLASS A                           7/31/04             2004              2003              2002            2001          2000
                                (UNAUDITED)

Net asset value, beginning
of period                         $8.28              $8.12             $8.23             $8.24           $8.06         $9.03
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)        $0.24              $0.47             $0.48             $0.51           $0.51         $0.51
----------------------------------------------------------------------------------------------------------------------------
  Net realized and
  unrealized
  gain (loss) on
  investments                     (0.12)              0.17             (0.09)            (0.02)           0.19         (0.95)
-----------------------------  --------             ------            ------            ------          ------        ------
Total from investment
operations                        $0.12              $0.64             $0.39             $0.49           $0.70        $(0.44)
-----------------------------  --------             ------            ------            ------          ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment
  income                         $(0.27)            $(0.48)           $(0.50)           $(0.50)         $(0.51)       $(0.53)
----------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                  --                 --                --                --           (0.01)        (0.00)+++
-----------------------------  --------             ------            ------            ------          ------        ------
Total distributions
declared
to shareholders                  $(0.27)            $(0.48)           $(0.50)           $(0.50)         $(0.52)       $(0.53)
-----------------------------  --------             ------            ------            ------          ------        ------
Redemption fees added to
paid-in capital#                  $0.00+++             $--               $--               $--             $--           $--
-----------------------------  --------             ------            ------            ------          ------        ------
Net asset value, end of
period                            $8.13              $8.28             $8.12             $8.23           $8.24         $8.06
-----------------------------  --------             ------            ------            ------          ------        ------
Total return (%)(+)                1.00++             7.98              4.96              6.13            9.04         (5.09)
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                SIX MONTHS                                      YEAR ENDED 1/31
                                   ENDED             -----------------------------------------------------------------------
CLASS A  (CONTINUED)              7/31/04             2004              2003              2002            2001          2000
                                (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                         0.71+              0.79              0.79              0.76            0.76            0.76
------------------------------------------------------------------------------------------------------------------------------
Net investment income              5.86+              5.80              5.88              6.11            6.29            5.94
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                   11                  9                20                17              22              27
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)           $929,420         $1,003,328        $1,050,204        $1,037,925        $981,580        $985,622
------------------------------------------------------------------------------------------------------------------------------
(S) Prior to June 1, 2003, the investment adviser contractually waived a portion of its fee for the periods indicated. From
    June 1, 2003 to March 1, 2004 the management fee waiver was terminated. Effective March 1, 2004, the investment adviser contractually waived a portion of its fee. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income             $0.23              $0.47             $0.48             $0.50           $0.51           $0.50
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                         0.79+              0.81              0.84              0.83            0.84            0.82
------------------------------------------------------------------------------------------------------------------------------
Net investment
income(S)(S)                       5.78+              5.78              5.83              6.04            6.21            5.88
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
    +  Annualized.
   ++  Not annualized.
  +++ Per share amount was less than $0.01. # Per share data are based on average shares outstanding.
   ## Ratios do not reflect expense reductions from fees paid indirectly.
  (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                    SIX MONTHS                                      YEAR ENDED 1/31
                                       ENDED             -------------------------------------------------------------------
CLASS B                               7/31/04             2004            2003            2002            2001          2000
                                    (UNAUDITED)

Net asset value,
beginning of period                     $8.28            $8.13           $8.24           $8.25           $8.07         $9.04
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)              $0.21            $0.41           $0.42           $0.44           $0.45         $0.44
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments            (0.12)            0.16           (0.10)          (0.01)           0.19         (0.95)
----------------------------------  ---------           ------          ------          ------          ------        ------
Total from investment operations        $0.09            $0.57           $0.32           $0.43           $0.64        $(0.51)
----------------------------------  ---------           ------          ------          ------          ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.23)          $(0.42)         $(0.43)         $(0.44)         $(0.45)       $(0.46)
----------------------------------------------------------------------------------------------------------------------------
  In excess of net
  investment income                        --               --              --              --           (0.01)        (0.00)+++
----------------------------------  ---------           ------          ------          ------          ------        ------
Total distributions declared
to shareholders                        $(0.23)          $(0.42)         $(0.43)         $(0.44)         $(0.46)       $(0.46)
----------------------------------  ---------           ------          ------          ------          ------        ------
Redemption fees added to paid-in
capital#                                $0.00+++           $--             $--             $--             $--           $--
----------------------------------  ---------           ------          ------          ------          ------        ------
Net asset value, end of period          $8.14            $8.28           $8.13           $8.24           $8.25         $8.07
----------------------------------  ---------           ------          ------          ------          ------        ------
Total return (%)                         0.73++           7.15            4.01            5.28            8.17         (5.85)
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                    SIX MONTHS                                      YEAR ENDED 1/31
                                       ENDED             -------------------------------------------------------------------
CLASS B (CONTINUED)                   7/31/04             2004            2003            2002            2001          2000
                                    (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                               1.49+            1.57            1.58            1.56            1.54            1.57
------------------------------------------------------------------------------------------------------------------------------
Net investment income                    5.08+            5.02            5.09            5.29            5.50            5.13
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         11                9              20              17              22              27
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of
period (000 Omitted)                 $301,599         $337,065        $355,602        $382,280        $343,841        $340,157
------------------------------------------------------------------------------------------------------------------------------

(S) Prior to June 1, 2003, the investment adviser contractually waived a portion of its fee for the periods indicated.
    From June 1, 2003 to March 1, 2004 the management fee waiver was terminated. Effective March 1, 2004, the investment adviser contractually waived a portion of its fee. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                   $0.20            $0.41           $0.41           $0.43           $0.44           $0.43
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               1.57+            1.59            1.63            1.63            1.62            1.63
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              5.00+            5.00            5.04            5.22            5.42            5.07
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     +  Annualized.
    ++  Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                         SIX MONTHS                                    YEAR ENDED 1/31
                                            ENDED            ---------------------------------------------------------------
CLASS C                                    7/31/04            2004           2003           2002           2001         2000
                                         (UNAUDITED)

Net asset value,
beginning of period                          $8.29           $8.13          $8.24          $8.25          $8.07        $9.04
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)                   $0.20           $0.39          $0.40          $0.43          $0.43        $0.43
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments                      (0.13)           0.17          (0.10)         (0.02)          0.19        (0.96)
---------------------------------------  ---------          ------         ------         ------         ------       ------
Total from investment operations             $0.07           $0.56          $0.30          $0.41          $0.62       $(0.53)
---------------------------------------  ---------          ------         ------         ------         ------       ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income                $(0.22)         $(0.40)        $(0.41)        $(0.42)        $(0.43)      $(0.44)
----------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income            --              --             --             --          (0.01)       (0.00)+++
---------------------------------------  ---------          ------         ------         ------         ------       ------
Total distributions declared
to shareholders                             $(0.22)         $(0.40)        $(0.41)        $(0.42)        $(0.44)      $(0.44)
---------------------------------------  ---------          ------         ------         ------         ------       ------
Redemption fees added to paid-in
capital#                                     $0.00+++          $--            $--            $--            $--          $--
--------------------------------------------------          ------         ------         ------         ------       ------
Net asset value, end of period               $8.14           $8.29          $8.13          $8.24          $8.25        $8.07
--------------------------------------------------          ------         ------         ------         ------       ------
Total return (%)                              0.50++          6.91           3.92           5.07           7.95        (6.04)
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                         SIX MONTHS                                    YEAR ENDED 1/31
                                            ENDED            ---------------------------------------------------------------
CLASS C (CONTINUED)                        7/31/04            2004           2003           2002           2001         2000
                                         (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA(S):

Expenses##                                    1.72+           1.79           1.79           1.76           1.76           1.76
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   4.85+           4.78           4.86           5.07           5.27           4.94
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                              11               9             20             17             22             27
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                              $75,375         $78,975        $71,519        $59,799        $25,413        $17,378
------------------------------------------------------------------------------------------------------------------------------

(S) Prior to June 1, 2003, the investment adviser contractually waived a portion of its fee for the periods indicated.
    From June 1, 2003 to March 1, 2004 the management fee waiver was terminated. Effective March 1, 2004, the investment adviser contractually waived a portion of its fee. In addition, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino
    LLC for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(S)(S)                  $0.19           $0.39          $0.39          $0.42          $0.42          $0.42
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                    1.80+           1.81           1.84           1.83           1.84           1.82
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                   4.77+           4.76           4.81           5.00           5.19           4.88
------------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective February 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       January 31, 2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Municipal High Income Fund (the fund) is a non-diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline in value.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, for example the exchange of fixed rate interest payments for floating rate interest payments which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and is recorded as net interest income or expense. For financial statement purposes, the net interest income or expense periodically recognized for an interest rate swap is recorded in the same line item as any unrealized and realized gains or losses recognized for that instrument. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

RATE LOCK SWAPS - The fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

SHORT TERM FEES - For purchases made on or after May 3, 2004, the fund may charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended July 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended January 31, 2004 and January 31, 2003 was as follows:

                                                1/31/04         1/31/03
        Distributions declared from:
        ---------------------------------------------------------------
          Tax-exempt income                 $81,663,941     $86,746,184
        ---------------------------------------------------------------
          Ordinary income                        18,740         381,762
        ---------------------------------------------------------------
        Total distributions declared        $81,682,681     $87,127,946
        ---------------------------------------------------------------

As of January 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed tax-exempt income                $4,391,464
          ----------------------------------------------------------
          Undistributed ordinary income                     829,813
          ----------------------------------------------------------
          Capital loss carryforward                    (126,842,788)
          ----------------------------------------------------------
          Post-October capital loss deferral               (601,539)
          ----------------------------------------------------------
          Unrealized appreciation                        28,288,358
          ----------------------------------------------------------
          Other temporary differences                    (8,183,642)
          ----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

          EXPIRATION DATE

          January 31, 2005                             $(26,148,057)
          ----------------------------------------------------------
          January 31, 2006                              (45,409,970)
          ----------------------------------------------------------
          January 31, 2007                               (6,121,853)
          ----------------------------------------------------------
          January 31, 2008                               (1,353,678)
          ----------------------------------------------------------
          January 31, 2009                              (10,935,605)
          ----------------------------------------------------------
          January 31, 2010                               (2,971,573)
          ----------------------------------------------------------
          January 31, 2011                              (18,364,839)
          ----------------------------------------------------------
          January 31, 2012                              (15,537,213)
          ----------------------------------------------------------
          Total                                       $(126,842,788)
          ----------------------------------------------------------

The availability of a portion on these respective capital carryforwards, which were acquired on March 9, 2001 in connection with the Paine Webber Municipal High Income Fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.4 billion of average net assets             0.60%
          ----------------------------------------------------------
          In excess of $1.4 billion                            0.57%
          ----------------------------------------------------------

The investment adviser has contractually agreed to waive a portion of its fee, which is shown as a reduction of total expenses on the Statement of Operations. Management fees incurred for the six months ended July 31, 2004 were 0.52% of average daily net assets on an annualized basis. As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.50% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees. Included in Trustees' compensation is a pension expense of $3,087 for retired Independent Trustees for the six months ended July 31, 2004.

The MFS funds, including this fund, have entered into a service agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for MFS. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year six months ended July 31, 2004, the fund paid MFS $84,959, equivalent to 0.01252% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $132,052 for the six months ended July 31, 2004 as its portion of the sales charge on sales of Class A shares of the fund, respectively. The Trustees have adopted a distribution plan for Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                         CLASS B       CLASS C

Distribution Fee                                           0.75%         0.75%
------------------------------------------------------------------------------
Service Fee                                                0.25%         0.25%
------------------------------------------------------------------------------
Total Distribution Plan                                    1.00%         1.00%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended July 31, 2004 amounted to:

                                                         CLASS B       CLASS C

Service Fee Retained by MFD                                  $--           $--
------------------------------------------------------------------------------

Except in the case of 0.25% per annum Class B service fee paid by the fund upon the sale of Class B shares in the first year, payment of Class B service fee will not be implemented until such date as the Trustees of the fund may determine.

Fees incurred under the distribution plan during the six months ended July 31, 2004 were as follows:

                                                         CLASS B       CLASS C

Effective Annual Percentage Rates                          0.77%         1.00%
------------------------------------------------------------------------------

Certain share classes are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended July 31, 2004, were as follows:

                                           CLASS A       CLASS B       CLASS C

Contingent Deferred Sales Charges
Imposed                                    $17,683      $282,924       $10,358
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee is set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund will be charged up to 0.0861% of its average daily net assets. For the six months ended July 31, 2004 the fund paid MFSC a fee of $685,141 for shareholder services which equated to 0.1009% of the fund's average net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $40,925 for the six months, ended July 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $147,023,125 and $197,383,456, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                             $1,289,010,149
          ----------------------------------------------------------
          Gross unrealized appreciation                 $66,523,022
          ----------------------------------------------------------
          Gross unrealized depreciation                 (61,074,436)
          ----------------------------------------------------------
          Net unrealized appreciation                    $5,448,586
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                        Six months ended 7/31/04                 Year ended 1/31/04
                                       SHARES             AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                             6,055,060         $49,728,559        16,347,299        $133,584,017
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions           1,606,671          13,164,885         3,498,198          28,504,250
-----------------------------------------------------------------------------------------------------------
Shares reacquired                     (14,626,909)       (119,579,103)      (27,960,137)       (227,975,544)
-----------------------------------------------------------------------------------------------------------
Net decrease                           (6,965,178)       $(56,685,659)       (8,114,640)       $(65,887,277)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                             1,039,322          $8,520,532         4,119,151         $33,652,826
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             383,475           3,144,918           873,782           7,126,966
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (5,066,890)        (41,400,204)       (8,058,106)        (65,735,798)
-----------------------------------------------------------------------------------------------------------
Net decrease                           (3,644,093)       $(29,734,754)       (3,065,173)       $(24,956,006)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               903,198          $7,446,319         2,990,402         $24,471,351
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions             102,195             838,203           212,339           1,732,691
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (1,280,857)        (10,464,892)       (2,468,888)        (20,131,442)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (275,464)        $(2,180,370)          733,853          $6,072,600
-----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended July 31, 2004 was $1,522, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended July 31, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Interest Rate Swap Agreements

                         NOTIONAL
                         PRINCIPAL                                     CASH FLOWS         UNREALIZED
                         AMOUNT OF          CASH FLOWS PAID           RECEIVED BY        APPRECIATION
EXPIRATION               CONTRACT             BY THE FUND               THE FUND        (DEPRECIATION)

11/15/04              USD 21,400,000      Fixed Rate - 1.945%       Floating - 7 day        $(155,880)
                                                                     BMA Swap Index
------------------------------------------------------------------------------------------------------
10/27/14              USD 26,600,000      Fixed Rate - 3.444%       Floating - 7 day          859,840
                                                                     BMA Swap Index
------------------------------------------------------------------------------------------------------
11/09/14              USD 26,600,000       Fixed Rate - 3.73%       Floating - 7 day          264,940
                                                                     BMA Swap Index
------------------------------------------------------------------------------------------------------
11/17/14              USD 20,000,000      Fixed Rate - 4.1125%      Floating - 7 day         (374,866)
                                                                     BMA Swap Index
------------------------------------------------------------------------------------------------------
12/15/16              USD 10,000,000      Fixed Rate - 4.071%       Floating - 7 day          (33,523)
                                                                     BMA Swap Index
------------------------------------------------------------------------------------------------------
10/27/34              USD 14,000,000        Floating - 7 day      Fixed Rate - 4.132%        (656,453)
                                             BMA Swap Index
------------------------------------------------------------------------------------------------------
11/09/34              USD 14,000,000        Floating - 7 day      Fixed Rate - 4.320%        (303,591)
                                             BMA Swap Index
------------------------------------------------------------------------------------------------------
                                                                                            $(399,533)
------------------------------------------------------------------------------------------------------

At July 31, 2004 the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At July 31, 2004, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting 9.5% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                          DATE OF            PAR
DESCRIPTION                                           ACQUISITION          AMOUNT            COST           VALUE

Chicago, IL Board of Education, RITES, 8.9164%, 2020     2/9/2000      $7,910,000      $6,211,881      $9,599,892
-----------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commerce Rev.,
RITES, FGIC, 8.4803%, 2017                              3/18/1999       4,500,000       4,815,180       5,552,550
-----------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev.,
RITES, FSA, 9.8475%, 2022                               8/21/2003       6,250,000       6,664,625       6,988,250
-----------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing
Authority (1st Mortgage Presbyterian),
0%, 2008                                               10/28/1988     $29,975,000     $11,283,959     $26,166,377
-----------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing
Authority (2nd Mortgage Presbyterian),
0%, 2008                                               10/28/1988       4,500,000       2,079,043       3,928,230
-----------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing
Authority (Presbyterian Hospital), 0%, 2008            4/19/1988      48,475,000          85,670      12,008,712
-----------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., RITES,
AMBAC, 10.59%, 2017                                     8/28/2000       2,500,000       2,683,700       2,931,050
-----------------------------------------------------------------------------------------------------------------
Essex County, NJ, RITES, FGIC,
10.1092%, 2020                                           4/6/2000       6,000,000       5,968,080       7,335,000
-----------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES,
PSF, 8.9279%, 2017                                      2/26/1999       5,000,000       5,249,100       5,624,200
-----------------------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, FGIC, 8.9508%, 2015             7/21/1999       5,310,000       5,563,924       6,454,730
-----------------------------------------------------------------------------------------------------------------
Massachusetts Water Resource Authority, RITES,
FGIC, 11.2492%, 2019                                    3/16/2000         765,000         904,780       1,069,791
-----------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev, RITES,
9.4279%, 2021                                           2/23/2000       7,585,000       6,633,841       9,518,720
-----------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
Economic Development Rev. (Holt Hauling &
Warehousing), 8.4%, 2015                                1/30/1997       4,000,000       4,197,120       2,280,000
-----------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority,
Economic Development Rev. (Holt Hauling &
Warehousing), 8.6%, 2017                                1/31/1997       8,000,000       8,415,520       4,560,000
-----------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority, RITES, MBIA,
9.2123%, 2020                                           4/19/2000       5,000,000       4,637,900       5,520,600
-----------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES,
8.4279%, 2017                                            4/9/1999       2,300,000       2,332,844       2,516,752
-----------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES,
FGIC, 8.9508%, 2012                                     2/25/2002       1,500,000       1,756,860       1,826,730
-----------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES,
FGIC, 8.9508%, 2013                                     2/25/2002       5,000,000       5,791,400       6,073,400
-----------------------------------------------------------------------------------------------------------------
State of Massachusetts, ROLs, 9.582%, 2017              8/28/2002       2,000,000       2,226,440       2,448,360
-----------------------------------------------------------------------------------------------------------------
Texas Housing & Community Board (Harbor &
Plumtree), 10%, 2026                                   10/31/1996       1,675,000       1,675,000       1,588,369
-----------------------------------------------------------------------------------------------------------------
                                                                                             Total:  $123,991,713
-----------------------------------------------------------------------------------------------------------------

(9) CONCENTRATION OF CREDIT RISK

As of July 31, 2004, 11.84% of securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 4.23% of total investments.

(10) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS retail fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the MFS funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to and consolidated before the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes, In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, PIMCO), No. 1:04-md-15863 (transfer began March 19, 2004). Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts, Forsythe
v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15,
2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (RGS) (May 4, 2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004). The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

---------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
---------------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust, as of September 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
DIRECTORSHIPS(2) DURING      POSITION(s) HELD      TRUSTEE/OFFICER         DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH             WITH FUND             SINCE(1)               THE PAST FIVE YEARS
-----------------------      ----------------      ---------------      -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and           February 2004       Massachusetts Financial Services
(born 10/20/63)               President                                 Company, Chief Executive Officer,
                                                                        President, Chief Investment Officer and
                                                                        Director

Robert C. Pozen(3)            Trustee               February 2004       Massachusetts Financial Services
(born 08/08/46)                                                         Company, Chairman (since February 2004);
                                                                        Harvard Law School (education), John
                                                                        Olin Visiting Professor (since July
                                                                        2002); Secretary of Economic Affairs,
                                                                        The Commonwealth of Massachusetts
                                                                        (January 2002 to December 2002);
                                                                        Fidelity Investments, Vice Chairman
                                                                        (June 2000 to December 2001); Fidelity
                                                                        Management & Research Company
                                                                        (investment adviser), President (March
                                                                        1997 to July 2001); The Bank of New York
                                                                        (financial services), Director; Bell
                                                                        Canada Enterprises (telecommunications),
                                                                        Director; Telesat (satellite
                                                                        communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; KeySpan Corporation
(born 05/01/36)               Trustees                                  (energy related services), Director;
                                                                        Eastern Enterprises (diversified
                                                                        services company), Chairman, Trustee and
                                                                        Chief Executive Officer (until November
                                                                        2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital, Chief of
(born 03/11/37)                                                         Cardiac Surgery; Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining products
(born 05/30/42)                                                         and service provider), Vice Chairman/
                                                                        Director (since April 2001); Encinitos
                                                                        Ventures (private investment company),
                                                                        Principal (1997 to April 2001); Lincoln
                                                                        Electric Holdings, Inc. (welding
                                                                        equipment manufacturer), Director;
                                                                        Southwest Gas Corporation (natural gas
                                                                        distribution company), Director

William R. Gutow              Trustee               December 1993       Private investor and real estate
(born 09/27/41)                                                         consultant; Capitol Entertainment
                                                                        Management Company (video franchise),
                                                                        Vice Chairman

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co., Inc.,
(born 02/08/53)                                                         Managing Director, Investment Banking
                                                                        Group (1997 to February 2001); Borders
                                                                        Group, Inc. (book and music retailer),
                                                                        Director; Federal Realty Investment
                                                                        Trust (real estate investment trust),
                                                                        Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes (attorneys), Partner
(born 06/23/35)

William J. Poorvu             Trustee               August 1982         Private investor; Harvard University
(born 04/10/35)                                                         Graduate School of Business
                                                                        Administration, Class of 1961 Adjunct
                                                                        Professor in Entrepreneurship Emeritus;
                                                                        CBL & Associates Properties, Inc. (real
                                                                        estate investment trust), Director

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc. (acquisition
(born 09/23/38)                                                         planning specialists), President;
                                                                        Wellfleet Investments (investor in
                                                                        health care companies), Managing General
                                                                        Partner (since 1993); Cambridge
                                                                        Nutraceuticals (professional nutritional
                                                                        products), Chief Executive Officer
                                                                        (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care industry
(born 04/25/46)                                                         consultant

OFFICERS
Robert J. Manning(3)          President and         February 2004       Massachusetts Financial Services
(born 10/20/63)               Trustee                                   Company, Chief Executive Officer,
                                                                        President, Chief Investment Officer and
                                                                        Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial Services
(born 03/06/59)               and Assistant Clerk                       Company, Senior Vice President and
                                                                        Associate General Counsel

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial Services
(born 10/01/53)                                                         Company, Vice President (since April
                                                                        2003); Brown Brothers Harriman & Co.,
                                                                        Senior Vice President (November 2002 to
                                                                        April 2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior Vice
                                                                        President (prior to November 2002)

Robert R. Flaherty(3)         Assistant Treasurer   August 2000         Massachusetts Financial Services
(born 09/18/63)                                                         Company, Vice President (since August
                                                                        2000); UAM Fund Services, Senior Vice
                                                                        President (prior to August 2000)

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial Services
(born 08/29/58)                                                         Company, Senior Vice President (since
                                                                        July 2002); The Bank of New York, Senior
                                                                        Vice President (September 2000 to July
                                                                        2002); Lexington Global Asset Managers,
                                                                        Inc., Executive Vice President and Chief
                                                                        Financial Officer (prior to September
                                                                        2000); Lexington Funds, Chief Financial
                                                                        Officer (prior to September 2000)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial Services
(born 11/13/57)                                                         Company, Vice President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of compliance
(born 03/07/44)               Compliance Officer                        services), Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services), Executive Vice
                                                                        President (April 2003 to June 2004);
                                                                        David L. Babson & Co. (investment
                                                                        adviser), Managing Director, Chief
                                                                        Administrative Officer and Director
                                                                        (February 1997 to March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial Services
(born 06/12/60)                                                         Company, Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act), which is the principal federal law governing investment companies like the fund. The address of MFS is
    500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of
MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
----------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA  02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA
02116-3741

PORTFOLIO MANAGER
Geoffrey L. Schechter

QUARTERLY PORTFOLIO DISCLOSURE
Beginning with the fund's first and third fiscal quarters following this report, the fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at
1-202-942-8090. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at
http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at www.mfs.com.

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

                                                              MMH-SEM-9/04 70M

ITEM 2. CODE OF ETHICS.

[Applicable for semi-annual reports if the registrant has amended the code of ethics during the period covered by the report or has granted a waiver, including an implicit waiver, from a provision of the code of ethics.] Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations for nominees to the Registrant's Board, to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, [name of series of the Registrant], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, c/o Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the series of the Registrant to which they relate, and (iii) identify the class and number of shares held by the shareholder.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) [An amendment to the code of ethics, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: The amendment is attached hereto.] Not applicable.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: September 22, 2004
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President
                          (Principal Executive Officer)

Date: September 22, 2004
      ------------------

By (Signature and Title)* RICHARD M. HISEY
                          -----------------------------------------------------
                          Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 22, 2004
      ------------------

* Print name and title of each signing officer under his or her signature.